Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.02%
California-99.01%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,087,268
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	832,004
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	55	61,140
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	225	226,997
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,669,463
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	5	5,577
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,000	1,005,774
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,300	1,304,158
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,527,777
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,000	1,098,444
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	500	560,050
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,200	1,219,005
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	220	228,301
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	564,459
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	830	830,642
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	105,003
California (State of), Series 2014, GO Bonds(b)	5.00%	12/04/2024	305	305,035
California (State of), Series 2014, GO Bonds(b)	5.00%	12/04/2024	1,395	1,395,158
California (State of), Series 2014, GO Bonds(b)	5.00%	12/05/2024	635	635,108
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,500,027
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	195,077
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,004,520
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,113,316
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,250	1,254,115
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,131,806
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	443,623
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	925,792
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,027,332
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,472,058
California (State of), Series 2018, GO Bonds	4.00%	10/01/2039	70	70,322
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,757,381
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,270,961
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,000	1,033,255
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,173,947
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	140	125,221
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	1,001,889
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	175,306
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,400	1,178,690
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,282,301
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	167,920
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	327,256
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,890	2,364,427
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	2,025	2,049,515
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,050	856,915
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	1,031,760
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	181,202
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	990	1,032,156
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	376,673
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	346,927
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,313,594
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	629,450
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	543,480
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	390,050
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	184,547
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,445	2,715,583
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,765	1,825,329
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,170	1,292,258
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,179,823
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	700	741,441
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	$865	$946,949
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,211,553
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,350	1,521,395
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,900	1,933,198
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,825,947
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	990	1,085,881
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,760,362
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,428,389
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,045	2,284,150
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,600	2,696,896
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,368,419
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	315,217
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	125	140,644
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,600	1,791,603
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,100	2,397,578
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,900	1,934,625
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	2,600	2,931,653
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,200	3,611,408
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,500	2,599,254
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,200	1,284,287
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	4,065	4,597,097
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,615	3,750,033
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,000	2,264,529
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	20	22,956
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,300	1,515,151
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	510	578,979
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,270,508
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	600	614,752
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,625	2,938,801
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	1,750	1,962,851
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	2,000	2,333,553
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	2,000	2,028,064
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,095	1,216,598
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	113,801
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	2,620	2,983,548
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	800	829,138
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,140,447
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,022,105
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,730,345
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,981,156
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,365,755
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	5,365,169
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,505,011
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	265,806
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,000	1,040,608
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,000	1,000,462
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	800	906,021
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,250	1,405,127
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,400	1,602,511
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	335,391
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,000	1,116,427
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	$715	$738,757
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,515	1,641,596
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,920	1,572,155
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	974,565
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,837,500
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,330	4,350,080
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	715,613
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,931,248
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,000	1,006,466
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB(b)	4.00%	04/01/2030	35	37,490
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	1,065	1,055,983
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	625	697,483
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.00%	12/01/2054	250	272,691
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	25	25,245
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	540,030
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,965	6,976,478
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	7,236,243
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,015,916
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	149,774
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,720,051
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	506,983
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	842,704
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,000	993,856
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,274
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	3,130	2,578,919
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	331,578
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	355	314,948
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,000	1,136,248
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,000	1,127,527
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,005	1,128,947
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,930,098
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	1,100	1,107,578
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	2,001,183
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,175	1,173,892
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	40	41,401
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,170	1,172,064
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,395	1,395,084
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	1,026,997
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	$495	$527,532
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,260	1,330,134
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2040	150	158,045
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	500	509,510
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	52,966
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,601,468
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	250	249,616
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	136,591
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	60	63,207
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,046,272
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,043,806
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	320	351,295
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,036,948
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,644,052
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	988,894
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	1,011,777
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,018,918
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	500,962
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	809,331
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	789,693
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	924,967
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	717,195
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	616,438
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,001,342
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	502,927
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,039,060
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	1,900	2,034,680
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	1,035,653
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,033,256
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(c)	5.00%	11/21/2045	1,000	1,028,169
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	551,910
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	1,006,894
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,010	1,004,369
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	57,379
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	535	542,557
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	850	930,643
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	15	17,156
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	155	176,579
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	355	402,807
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	5	5,656
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	$1,000	$1,127,760
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,925	2,145,807
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	950	962,558
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(b)	5.00%	12/30/2024	1,250	1,251,842
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	988,393
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	800,881
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	1,000	1,082,940
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	304,703
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,025,218
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	277,823
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	996,780
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	600	601,377
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	650	650,941
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	490	477,752
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,015,658
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	671,493
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	281,915
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	926,696
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	493,418
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,018,569
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	510,468
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	25	25,042
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,622,203
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,648,476
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,000	1,002,555
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	714,917
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,300	1,354,919
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,000	1,054,146
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,062,750
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,740,690
California State University, Series 2023 A, RB	5.25%	11/01/2048	800	912,532
California State University, Series 2023 A, RB	5.25%	11/01/2053	2,815	3,196,691
California State University, Series 2024 A, RB	5.50%	11/01/2046	500	593,021
California State University, Series 2024 A, RB	4.00%	11/01/2055	150	151,221
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,000	2,343,573
Cerritos Community College District (Election of 2012), Series 2014 A, GO Bonds(b)	4.00%	02/07/2025	100	100,212
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	65	56,645
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,090	1,095,613
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)	4.00%	06/01/2028	165	167,042
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)	5.00%	06/01/2028	1,000	1,054,819
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,005,292
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	175	176,398
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,000	1,066,364
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	$2,835	$2,853,528
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,503,185
College of the Sequoias Visalia Area Improvement District No. 2, Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,101,363
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	115,394
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	100,007
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,450	1,457,070
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	940	949,678
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	501,475
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,000	1,009,400
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	1,019,700
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	500	522,828
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,185	1,235,626
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,328
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,000	1,125,487
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	5	5,282
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	2,000	2,082,498
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	435	514,876
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	120	110,301
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	100	103,035
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	975	978,188
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	475	479,012
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	2,008,877
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,000	1,003,977
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	1,500	1,505,965
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,336	1,345,337
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,963,841
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,350,979
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	1,000,047
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,120,992
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	2,012,231
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	500	502,501
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	1,007,725
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,000	2,188,712
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	249,365
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,413,834
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,058,138
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	120,836
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,299,577
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,000	1,006,352
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2054	300	331,691
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,233,777
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	70	70,583
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,007,060
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,007,140
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	412,263
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	550	553,616
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,513,329
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	500	561,481
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,901,315
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,112,410
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,014,768
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	20	20,061
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	201,744
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,371,704
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	420	436,452
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	$600	$646,713
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	502,014
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	501,553
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	302,435
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,507,314
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	100	81,842
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	2,019,964
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	1,860	1,860,517
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	705,316
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	730,527
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,100,707
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	21,230
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	646,709
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,054,349
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,185	1,295,912
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	645	662,024
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	925	1,012,857
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	652,419
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	1,005,976
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	600	656,791
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,018,468
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,234,500
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,538,672
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,525,896
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,792,750
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,036,034
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,243,600
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,075	1,079,165
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,093,590
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,361,291
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,047,756
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,058,676
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	712,008
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	40	43,102
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,064,046
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	375,694
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,378,143
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	40	44,028
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,337,115
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,100	1,189,595
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,106,138
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,100,706
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	750	823,883
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,359,270
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	80	86,993
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	10	11,196
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	613,608
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,000	1,103,763
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,098,541
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	11,188
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,099,030
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	965	972,395
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	$500	$561,835
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	500	558,716
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,681,502
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,000	1,112,542
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,215,685
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,319,926
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,399,034
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	10	11,246
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	5	5,733
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	160	182,266
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	831,677
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	20	22,714
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	140	159,601
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	20	22,714
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	619,816
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	500	558,526
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	500	573,301
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	650	738,932
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	950	1,070,618
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	200	224,361
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	560,249
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,686,068
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,500	1,677,851
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,030	1,080,985
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	85	89,367
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	415	436,087
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,170	1,227,618
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,200	1,275,839
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(b)	5.00%	12/01/2024	2,000	2,000,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	585	586,109
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	861,380
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	215,250
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,167,906
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	400	406,617
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	380,138
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	482,850
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	100	101,553
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	252,498
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,685,639
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,626
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	500	567,382
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	1,000	1,126,599
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	500	563,299
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,058,563
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,025	1,031,909
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,028,482
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	100	101,442
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	858,505
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,005	5,077,190
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	905	913,001
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	965	1,024,985
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,100	1,244,919
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	10	11,843
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,030	1,177,202
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	15	17,389
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	86,968
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,015,273
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	335,406
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	$190	$190,400
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	880	914,051
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	150,229
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,076,093
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	48,080
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,205	1,330,284
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,096,027
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,087,979
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	15	16,778
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	302,397
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	500	568,344
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	60	60,048
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	336,986
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2052	80	88,667
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,015,450
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	200	209,692
M-S-R Energy Authority, Series 2009 A, RB	6.50%	11/01/2039	1,100	1,431,339
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,815	2,361,709
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,414,648
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	70	75,036
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	1,011,583
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	803,070
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,248,708
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	1,003,200
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	45	37,184
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,728,535
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	239,182
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	1,000	1,129,318
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	1,006,903
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	501,492
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,719,963
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	321,006
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	504,628
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	504,692
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	3,032,746
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	710	687,955
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,094,383
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,209,023
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	403,196
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	50	50,017
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,132,092
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	830	830,289
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,331,978
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,657,295
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,126,484
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,125,301
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,300	1,323,349
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,678,519
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	1,300	1,313,128
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,323,974
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2042	500	548,907
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,239,712
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	764,873
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,630	1,636,893
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,623,100
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	226,477
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,828,591
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,134,022
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	$5	$5,428
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,306,956
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	557,550
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	553,918
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	1,000	1,121,123
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	1,500	1,509,988
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,660,081
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,099,623
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	1,003,541
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,026,493
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,000	1,125,775
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,000	1,078,674
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	20	23,833
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	500	507,131
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGM)(a)	3.00%	08/01/2044	355	314,451
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	50	50,785
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	10	11,004
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	415,918
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,056,756
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	551,320
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	303,467
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,050	1,151,230
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	1,000	1,123,694
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,112,172
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,013,319
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	535	576,765
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	400	402,844
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,000	1,113,208
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,103,156
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,600,247
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,059,265
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	503,859
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	816,255
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	1,001,657
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	1,000,554
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,019,403
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	500	553,007
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,500	1,242,255
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	115	115,121
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	50	45,552
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,783,881
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,587,446
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,220,433
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	53,086
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	1,007,805
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,725,709
San Diego Unified School District (Election of 2018), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	1,009,510
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	130	144,785
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,716,187
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,396
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	105	114,432
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	2,000	2,260,511
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	$1,570	$1,605,096
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,835,303
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,699,200
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,099,214
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	954,185
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	5	5,586
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,200	1,210,104
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,000	1,112,383
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,950	1,966,876
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,076,554
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	120,778
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	954,885
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,244,201
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	2,000	2,241,476
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	3,000	3,337,150
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	416,822
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	386,747
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,245,692
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,251,634
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	520,411
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	520	522,244
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,000	1,008,174
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	105	109,068
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	2,061,827
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	906,492
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,520,172
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,000	3,069,116
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	80	66,447
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	15	15,145
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,033,211
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,711,083
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,600	1,602,418
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	2,600	2,603,664
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	500	519,152
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,218,252
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	2,021,137
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,107,024
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	303,867
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	1,000	1,013,946
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	500	532,551
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	523,124
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,750,420
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	741,514
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	698,450
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2043	$790	$814,256
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	669,401
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	196,579
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,000	1,006,968
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	48,932
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	205	175,771
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	50	49,305
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,000	938,230
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	100,276
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	396,439
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	5	4,217
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	15	15,937
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,959
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,005,091
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	550	553,928
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	125	126,495
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,129,158
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,545	2,864,911
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	1,050	1,180,440
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	1,600	1,788,608
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,144,461
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,300	1,306,695
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	2,021,879
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	1,002,480
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	200	219,691
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,227,810
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,051,621
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	716,986
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,158,962
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,000	1,048,043
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,020,386
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,573,223
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,055,770
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,814,293
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	10	10,981
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,750	1,766,782
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	2,007,485
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,000	1,014,447
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	355	356,385
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,980	3,261,166
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	1,000	1,191,644
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,000	1,147,146
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,162,220
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,000	1,154,890
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,150	1,314,560
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	500	581,110
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	500	577,445
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,000	1,143,096
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,000	1,137,882
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,000	2,224,345
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,650	1,654,465
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,225	2,317,806
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	125,598
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,144,455
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,568,087
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,000	2,186,932
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,674,860
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,251,341
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	400	409,569
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	$1,000	$1,007,398
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	415	418,316
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,673,281
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	10	9,994
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,000
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,225,664
				697,031,720
Guam-0.01%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	52,039
TOTAL INVESTMENTS IN SECURITIES(d)-99.02% (Cost $693,589,015)				697,083,759
OTHER ASSETS LESS LIABILITIES-0.98%				6,923,382
NET ASSETS-100.00%				$704,007,141

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2024 represented less than 1% of the Fund’s Net Assets.

(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2024
(Unaudited)

	Shares	Value
Closed-End Funds-99.85%
Bonds-27.58%
BlackRock Core Bond Trust(a)	367,100	$4,140,888
BlackRock Credit Allocation Income Trust(a)	1,124,534	12,347,383
BlackRock Limited Duration Income Trust(a)	296,048	4,242,368
BlackRock Multi-Sector Income Trust(a)	316,115	4,624,762
BlackRock Taxable Municipal Bond Trust(a)	581,704	9,912,236
Blackstone Long-Short Credit Income Fund(a)	120,572	1,551,762
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	340,317	7,163,673
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	141,991	2,893,777
DoubleLine Income Solutions Fund(a)	751,933	9,624,742
DoubleLine Opportunistic Credit Fund(a)	125,369	1,936,951
Eaton Vance Limited Duration Income Fund(a)	1,370,557	13,938,565
Eaton Vance Short Duration Diversified Income Fund(a)	111,966	1,249,541
First Trust Intermediate Duration Preferred & Income Fund(a)	582,943	10,982,646
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	265,530	5,467,263
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	620,557	9,829,623
Flaherty & Crumrine Total Return Fund, Inc.(a)	139,587	2,333,895
Franklin Limited Duration Income Trust(a)	484,757	3,218,787
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	171,674	2,729,617
Invesco Bond Fund(a)(b)	94,412	1,495,486
Invesco Senior Income Trust(a)(b)	1,066,478	4,233,918
John Hancock Preferred Income Fund	174,854	3,086,173
John Hancock Preferred Income Fund II	145,658	2,527,166
John Hancock Preferred Income Fund III(a)	206,953	3,261,579
John Hancock Premium Dividend Fund	467,841	6,189,536
MFS Charter Income Trust(a)	518,871	3,276,670
MFS Intermediate Income Trust(a)	1,104,481	2,998,666
MFS Multimarket Income Trust(a)	675,482	3,181,520
Nuveen Credit Strategies Income Fund(a)	1,305,463	7,650,013
Nuveen Floating Rate Income Fund(a)	1,598,731	14,580,427
Nuveen Global High Income Fund(a)	280,251	3,727,338
Nuveen Preferred & Income Opportunities Fund(a)	2,977,854	24,061,060
Nuveen Taxable Municipal Income Fund(a)	283,538	4,638,682
PIMCO Dynamic Income Opportunities Fund(a)	806,484	11,016,571
PIMCO Income Strategy Fund(a)	290,229	2,466,947
PIMCO Income Strategy Fund II(a)	608,985	4,579,567
Pioneer Floating Rate Fund, Inc.(a)	119,819	1,182,614
Putnam Premier Income Trust	1,141,286	4,062,978
Saba Capital Income & Opportunities Fund II	380,426	3,389,596
Western Asset Inflation-Linked Opportunities & Income Fund(a)	947,444	8,233,288
		228,028,274
Bonds/High Yield-18.09%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	497,686	7,893,300
AllianceBernstein Global High Income Fund, Inc.(a)	816,907	8,994,146
Allspring Income Opportunities Fund(a)	707,770	4,968,545
Allspring Multi-Sector Income Fund(a)	375,896	3,416,895
Barings Global Short Duration High Yield Fund(a)	242,618	3,852,774
BlackRock Corporate High Yield Fund, Inc.	1,043,750	10,343,562
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Debt Strategies Fund, Inc.(a)	339,540	$3,687,404
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	288,396	4,031,776
BlackRock Floating Rate Income Trust(a)	167,684	2,191,630
BNY Mellon High Yield Strategies Fund	978,561	2,593,187
Credit Suisse Asset Management Income Fund, Inc.	387,343	1,154,282
Credit Suisse High Yield Bond Fund	1,202,779	2,646,114
Eaton Vance Floating-Rate Income Trust(a)	222,794	2,994,351
Eaton Vance Senior Floating-Rate Trust(a)	244,832	3,182,816
First Trust Senior Floating Rate Income Fund II(a)	311,493	3,251,987
High Income Securities Fund(a)	390,821	2,661,491
Highland Opportunities and Income Fund(a)	1,833,388	10,798,655
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	185,334	1,443,752
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	880,879	4,104,896
Neuberger Berman High Yield Strategies Fund, Inc.	182,211	1,424,890
New America High Income Fund, Inc. (The)(a)	193,117	1,602,871
Nuveen NASDAQ 100 Dynamic Overwrite Fund	676,232	17,839,000
PGIM Global High Yield Fund, Inc.(a)	488,593	6,205,131
PGIM High Yield Bond Fund, Inc.(a)	316,378	4,416,637
PGIM Short Duration High Yield Opportunities Fund(a)	331,998	5,544,367
PIMCO High Income Fund(a)	1,106,488	5,554,570
Pioneer High Income Fund, Inc.(a)	354,970	2,814,912
Templeton Emerging Markets Income Fund(a)	563,250	3,021,836
Western Asset Emerging Markets Debt Fund, Inc.(a)	705,792	7,057,920
Western Asset Global High Income Fund, Inc.(a)	224,305	1,509,573
Western Asset High Income Fund II, Inc.(a)	870,973	3,875,830
Western Asset High Income Opportunity Fund, Inc.(a)	1,136,470	4,523,151
		149,602,251
Domestic Equity-3.70%
John Hancock Tax-Advantaged Dividend Income Fund	475,535	11,241,647
Virtus Dividend, Interest & Premium Strategy Fund	1,464,461	19,374,819
		30,616,466
Equities-9.11%
BlackRock Capital Allocation Term Trust(a)	1,249,638	20,381,596
BlackRock Health Sciences Term Trust	1,546,211	24,213,664
BlackRock Innovation and Growth Term Trust	3,285,533	26,251,409
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	188,220	4,489,047
		75,335,716
Fixed Income-8.12%
Barings Corporate Investors(a)	168,002	3,318,040
BlackRock ESG Capital Allocation Term Trust(a)	1,193,599	20,840,239
BlackRock Income Trust, Inc.(a)	179,303	2,167,773
BlackRock Science & Technology Term Trust(a)	1,106,653	23,582,775
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Fixed Income-(continued)
Nuveen Variable Rate Preferred & Income Fund(a)	295,098	$5,692,440
PIMCO Corporate & Income Strategy Fund(a)	361,466	5,082,212
Saba Capital Income & Opportunities Fund	569,857	4,467,678
TCW Strategic Income Fund, Inc.(a)	394,792	1,970,012
		67,121,169
Foreign Equity-0.40%
Allspring Global Dividend Opportunity Fund(a)	654,537	3,259,594
Option Income-32.85%
BlackRock Energy and Resources Trust	404,734	5,532,714
BlackRock Enhanced Capital and Income Fund, Inc.	585,024	11,770,683
BlackRock Enhanced Equity Dividend Trust	2,467,998	22,187,302
BlackRock Enhanced Global Dividend Trust	912,220	10,362,819
BlackRock Enhanced International Dividend Trust	1,487,565	8,285,737
BlackRock Health Sciences Trust	166,555	6,647,210
BlackRock Resources & Commodities Strategy Trust	1,239,010	11,733,425
BlackRock Science & Technology Trust(a)	423,698	15,681,063
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	117,115	4,004,162
Eaton Vance Enhanced Equity Income Fund(a)	381,817	8,312,156
Eaton Vance Enhanced Equity Income Fund II(a)	510,018	11,980,323
Eaton Vance Risk-Managed Diversified Equity Income Fund	804,209	7,567,607
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	354,074	5,335,895
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,400,761	20,226,989
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,522,038	23,028,435
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,655,483	14,187,489
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	4,226,494	35,671,609
First Trust Enhanced Equity Income Fund	192,637	4,014,555
John Hancock Hedged Equity & Income Fund(a)	184,023	2,044,496
	Shares	Value
Option Income-(continued)
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	553,632	$8,719,704
Nuveen S&P 500 Buy-Write Income Fund(a)	1,439,365	20,194,291
Nuveen S&P 500 Dynamic Overwrite Fund(a)	222,550	3,925,782
Voya Global Advantage and Premium Opportunity Fund(a)	207,281	2,014,771
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,053,460	5,952,049
Voya Infrastructure Industrials and Materials Fund(a)	201,615	2,231,878
		271,613,144
Total Closed-End Funds (Cost $768,128,129)		825,576,614
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(b)(c) (Cost $305,959)	305,959	305,959
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $768,434,088)		825,882,573
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.61%
Invesco Private Government Fund, 4.63%(b)(c)(d)	6,047,788	6,047,788
Invesco Private Prime Fund, 4.71%(b)(c)(d)	15,554,242	15,558,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,606,696)		21,606,696
TOTAL INVESTMENTS IN SECURITIES-102.50% (Cost $790,040,784)		847,489,269
OTHER ASSETS LESS LIABILITIES-(2.50)%		(20,690,939)
NET ASSETS-100.00%		$826,798,330

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2024.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Bond Fund	$1,494,690	$85,120	$(3,374)	$(81,327)	$377	$1,495,486	$20,535
Invesco Senior Income Trust	4,210,779	363,816	(9,058)	(332,535)	916	4,233,918	133,401
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	669,620	7,578,405	(7,942,066)	-	-	305,959	6,289
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,109,502	$32,793,939	$(31,855,653)	$-	$-	$6,047,788	$95,806 *
Invesco Private Prime Fund	13,276,703	68,373,443	(66,088,602)	(788)	(1,848)	15,558,908	250,976 *
Total	$24,761,294	$109,194,723	$(105,898,753)	$(414,650)	$(555)	$27,642,059	$507,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-98.86%
U.S. Treasury Bonds-78.76%
7.63%, 02/15/2025(a)	$34,554,000	$34,763,658
6.00%, 02/15/2026	34,737,500	35,491,955
6.63%, 02/15/2027	33,390,900	35,270,442
5.25%, 02/15/2029	34,145,000	35,774,890
5.38%, 02/15/2031	33,225,900	35,569,884
4.50%, 02/15/2036	28,728,500	29,739,608
4.75%, 02/15/2037	33,625,300	35,416,898
4.38%, 02/15/2038	35,088,700	35,579,394
3.50%, 02/15/2039	39,237,000	36,010,677
4.63%, 02/15/2040	34,688,900	35,810,869
4.75%, 02/15/2041	34,230,100	35,816,585
3.13%, 02/15/2042	43,001,600	36,285,959
3.13%, 02/15/2043	43,475,300	36,138,843
3.63%, 02/15/2044	40,380,600	35,804,658
2.50%, 02/15/2045	49,083,800	35,948,131
2.50%, 02/15/2046	49,651,000	35,932,972
3.00%, 02/15/2047	45,508,200	35,706,161
3.00%, 02/15/2048	45,924,900	35,795,410
3.00%, 02/15/2049	45,891,700	35,592,957
2.00%, 02/15/2050	57,184,900	35,624,406
1.88%, 02/15/2051	59,555,600	35,747,319
2.25%, 02/15/2052	54,322,300	35,504,716
3.63%, 02/15/2053	40,642,400	35,430,330
4.25%, 02/15/2054	36,367,300	35,531,278
		850,288,000
U.S. Treasury Notes-20.10%
2.75%, 02/15/2028	37,780,800	36,249,645
1.50%, 02/15/2030	41,656,700	36,611,521
1.88%, 02/15/2032	42,397,000	36,439,890
3.50%, 02/15/2033	37,796,000	36,049,411
4.00%, 02/15/2034	36,193,600	35,656,351
4.25%, 11/15/2034	35,860,000	36,025,292
		217,032,110
Total U.S. Treasury Securities (Cost $1,161,563,895)		1,067,320,110
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(b)(c) (Cost $40,599)	40,599	$40,599
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.86% (Cost $1,161,604,494)		1,067,360,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Private Government Fund, 4.63%(b)(c)(d)	314,561	314,561
Invesco Private Prime Fund, 4.71%(b)(c)(d)	731,473	731,692
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,046,253)		1,046,253
TOTAL INVESTMENTS IN SECURITIES-98.96% (Cost $1,162,650,747)		1,068,406,962
OTHER ASSETS LESS LIABILITIES-1.04%		11,181,187
NET ASSETS-100.00%		$1,079,588,149

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2024.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,348,308	$9,125,741	$(25,433,450)	$-	$-	$40,599	$10,748
See accompanying notes which are an integral part of this schedule.

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$477,789	$272,577,077	$(272,740,305)	$-	$-	$314,561	$124,455 *
Invesco Private Prime Fund	1,398,817	246,489,480	(247,150,215)	-	(6,390)	731,692	217,859 *
Total	$18,224,914	$528,192,298	$(545,323,970)	$-	$(6,390)	$1,086,852	$353,062

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.98%
California-16.77%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(a)	1.70%	07/01/2034	$1,500	$1,500,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	1.75%	09/01/2033	900	900,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2018 B, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.15%	05/01/2058	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.90%	04/01/2039	1,800	1,800,000
				5,200,000
Connecticut-3.87%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	2.85%	11/15/2050	1,200	1,200,000
District of Columbia-3.22%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.15%	08/15/2038	1,000	1,000,000
Florida-15.80%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.15%	09/01/2035	1,200	1,200,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.00%	06/01/2048	500	500,000
JEA Electric System, Series 2008 3C-2, VRD RB(a)	2.90%	10/01/2034	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	1.94%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	2.15%	10/01/2038	1,500	1,500,000
				4,900,000
Illinois-3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB(a)	0.25%	08/15/2057	1,200	1,200,000
Louisiana-2.58%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	09/01/2033	800	800,000
Maryland-0.97%
Howard (County of), MD Housing Commission (Social Bonds) (Beech’s Farm Apartments), Series 2023, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.80%	12/01/2062	300	300,000
Massachusetts-0.35%
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	2.45%	08/01/2037	110	110,000
Minnesota-3.87%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	2.80%	12/01/2038	1,200	1,200,000
Missouri-0.65%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.31%	04/15/2025	200	200,000
New York-27.33%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.88%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.02%	11/01/2026	700	700,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	0.60%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	2.80%	06/15/2046	1,375	1,375,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	0.60%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	2.85%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	2.25%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.16%	10/15/2041	1,200	1,200,000
				8,475,000
Ohio-0.97%
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	2.80%	10/01/2040	300	300,000
Pennsylvania-4.51%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	2.25%	12/01/2028	1,400	1,400,000
Texas-8.42%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	2.80%	08/01/2039	1,000	1,000,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.15%	10/01/2045	$400	$400,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.10%	06/01/2046	1,210	1,210,000
				2,610,000
Virginia-1.29%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, VRD Ref. RB(a)	2.92%	07/01/2037	400	400,000
Wisconsin-4.51%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	2.85%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES(d)-98.98% (Cost $30,695,000)				30,695,000
OTHER ASSETS LESS LIABILITIES-1.02%				317,724
NET ASSETS-100.00%				$31,012,724

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	7.49%
Wells Fargo Bank, N.A.	5.86%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-1.38%
Hexcel Corp., 4.20%, 02/15/2027	$1,139,000	$1,118,099
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	1,239,000	1,377,956
TransDigm, Inc.
5.50%, 11/15/2027	1,631,000	1,618,530
6.63%, 03/01/2032(b)	1,602,000	1,642,914
		5,757,499
Air Freight & Logistics-0.68%
GN Bondco LLC, 9.50%, 10/15/2031(b)(c)	853,000	908,604
GXO Logistics, Inc.
1.65%, 07/15/2026	1,018,000	967,057
2.65%, 07/15/2031(c)	1,139,000	987,589
		2,863,250
Automobile Components-3.29%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	3,226,000	3,358,937
Dana, Inc.
5.63%, 06/15/2028(c)	942,000	937,832
4.25%, 09/01/2030	1,066,000	953,456
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,417,000	1,327,429
5.25%, 07/15/2031(c)	1,428,000	1,314,946
Patrick Industries, Inc., 6.38%, 11/01/2032(b)(c)	1,180,000	1,168,346
PHINIA, Inc., 6.63%, 10/15/2032(b)(c)	1,230,000	1,240,079
United Rentals (North America), Inc.
4.88%, 01/15/2028(c)	1,742,000	1,716,693
3.88%, 02/15/2031(c)	1,907,000	1,744,736
		13,762,454
Automobiles-1.98%
Ford Motor Co., 3.25%, 02/12/2032(c)	4,862,000	4,149,325
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	4,200,000	4,129,033
		8,278,358
Broadline Retail-1.99%
Kohl’s Corp.
4.25%, 07/17/2025	1,486,000	1,468,433
4.63%, 05/01/2031(c)	1,764,000	1,428,267
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	3,181,000	3,043,314
Nordstrom, Inc.
4.00%, 03/15/2027	1,252,000	1,207,167
4.38%, 04/01/2030(c)	1,287,000	1,177,072
		8,324,253
Building Products-0.90%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)(c)	3,061,000	2,790,863
Griffon Corp., 5.75%, 03/01/2028(c)	1,003,000	991,656
		3,782,519
Capital Markets-1.03%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)(c)	3,254,000	2,827,632
StoneX Group, Inc., 7.88%, 03/01/2031(b)	1,391,000	1,472,323
		4,299,955
Chemicals-3.52%
Ashland, Inc., 3.38%, 09/01/2031(b)(c)	1,506,000	1,313,828
	Principal Amount	Value
Chemicals-(continued)
Avient Corp., 6.25%, 11/01/2031(b)	$1,368,000	$1,384,194
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	1,650,800	1,733,259
Celanese US Holdings LLC
6.17%, 07/15/2027	1,268,000	1,294,091
6.95%, 11/15/2033	1,250,000	1,337,644
Chemours Co. (The), 5.38%, 05/15/2027	1,998,000	1,965,720
Olin Corp., 5.63%, 08/01/2029(c)	2,126,000	2,111,603
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	1,883,000	1,683,123
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,875,000	1,904,800
		14,728,262
Commercial Services & Supplies-1.89%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)(c)	1,346,000	1,262,152
4.88%, 07/15/2032(b)(c)	1,375,000	1,281,360
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,404,000	1,433,813
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	1,202,000	1,180,561
GEO Group, Inc. (The), 10.25%, 04/15/2031	1,389,000	1,521,647
Steelcase, Inc., 5.13%, 01/18/2029	1,257,000	1,223,718
		7,903,251
Construction & Engineering-1.46%
AECOM, 5.13%, 03/15/2027	2,543,000	2,526,879
Arcosa, Inc., 6.88%, 08/15/2032(b)(c)	976,000	1,008,480
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	601,000	618,984
Fluor Corp., 4.25%, 09/15/2028(c)	1,998,000	1,930,945
		6,085,288
Consumer Finance-4.29%
Ally Financial, Inc.
5.75%, 11/20/2025(c)	2,166,000	2,175,828
6.70%, 02/14/2033(c)	2,169,000	2,238,093
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,187,000	1,211,734
Navient Corp.
5.50%, 03/15/2029(c)	1,363,000	1,306,321
5.63%, 08/01/2033	1,521,000	1,360,069
OneMain Finance Corp.
7.13%, 03/15/2026	1,232,000	1,259,648
4.00%, 09/15/2030	1,625,000	1,461,779
SLM Corp., 4.20%, 10/29/2025	1,939,000	1,912,785
Synchrony Financial, 7.25%, 02/02/2033(c)	4,738,000	4,998,462
		17,924,719
Consumer Staples Distribution & Retail-2.37%
Performance Food Group, Inc., 6.13%, 09/15/2032(b)(c)	3,145,000	3,176,821
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026(c)	3,615,000	3,501,662
3.20%, 04/15/2030(c)	3,960,000	3,220,119
		9,898,602
Containers & Packaging-3.28%
Ball Corp., 2.88%, 08/15/2030(c)	3,146,000	2,765,655
Berry Global, Inc.
1.57%, 01/15/2026	1,271,000	1,225,468
5.65%, 01/15/2034(b)	1,185,000	1,213,610
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Crown Americas LLC, 5.25%, 04/01/2030(c)	$1,218,000	$1,203,463
Graphic Packaging International LLC
3.50%, 03/15/2028(b)(c)	1,086,000	1,021,695
6.38%, 07/15/2032(b)(c)	1,006,000	1,025,973
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	1,758,000	1,753,601
Sealed Air Corp.
4.00%, 12/01/2027(b)	963,000	924,663
6.88%, 07/15/2033(b)(c)	874,000	927,682
Silgan Holdings, Inc., 4.13%, 02/01/2028	1,728,000	1,663,259
		13,725,069
Distributors-1.00%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	3,926,000	4,175,847
Diversified Consumer Services-0.48%
Service Corp. International
5.13%, 06/01/2029(c)	1,004,000	990,370
5.75%, 10/15/2032(c)	1,014,000	1,011,509
		2,001,879
Diversified REITs-1.31%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)(c)	1,229,000	1,141,108
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	830,000	736,814
3.25%, 01/15/2030(c)	948,000	703,511
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)(c)	3,093,000	2,915,760
		5,497,193
Diversified Telecommunication Services-1.11%
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	2,048,000	2,301,456
10.50%, 05/15/2030(b)	2,108,000	2,324,066
		4,625,522
Electric Utilities-3.11%
DPL, Inc., 4.13%, 07/01/2025	3,350,000	3,333,466
NRG Energy, Inc., 6.25%, 11/01/2034(b)(c)	3,125,000	3,126,595
PG&E Corp., 5.25%, 07/01/2030(c)	3,793,000	3,730,559
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	2,663,000	2,831,123
		13,021,743
Electrical Equipment-1.72%
Atkore, Inc., 4.25%, 06/01/2031(b)(c)	1,560,000	1,418,668
Regal Rexnord Corp.
6.05%, 02/15/2026	832,000	840,450
6.40%, 04/15/2033	796,000	839,398
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)(c)	1,526,000	1,558,212
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	2,463,000	2,544,562
		7,201,290
Electronic Equipment, Instruments & Components-1.26%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)(c)	1,841,000	1,884,790
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Vontier Corp.
1.80%, 04/01/2026	$798,000	$765,906
2.95%, 04/01/2031	887,000	770,405
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	1,818,000	1,866,769
		5,287,870
Energy Equipment & Services-0.64%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	553,000	577,826
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	1,269,000	1,307,575
Valaris Ltd., 8.38%, 04/30/2030(b)	762,000	776,608
		2,662,009
Entertainment-0.67%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	1,232,000	1,276,764
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	1,476,000	1,538,054
		2,814,818
Financial Services-2.67%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	1,869,000	1,953,848
Block, Inc.
2.75%, 06/01/2026	1,211,000	1,170,718
3.50%, 06/01/2031(c)	1,299,000	1,168,084
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027(b)(c)	388,000	405,032
3.75%, 09/15/2030(b)(c)	491,000	431,689
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	1,684,000	1,738,924
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)(c)	1,872,000	1,814,952
Vornado Realty L.P.
2.15%, 06/01/2026	1,267,000	1,207,498
3.40%, 06/01/2031	1,481,000	1,282,522
		11,173,267
Food Products-1.46%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)(c)	895,000	877,571
4.38%, 01/31/2032(b)	980,000	898,775
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	2,902,000	2,555,055
Post Holdings, Inc., 4.50%, 09/15/2031(b)	1,940,000	1,768,691
		6,100,092
Gas Utilities-0.59%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,512,000	2,471,054
Ground Transportation-1.10%
Hertz Corp. (The), 12.63%, 07/15/2029(b)(c)	2,719,000	2,953,796
XPO, Inc., 7.13%, 02/01/2032(b)(c)	1,577,000	1,645,564
		4,599,360
Health Care Equipment & Supplies-0.54%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	721,000	780,232
Teleflex, Inc., 4.63%, 11/15/2027(c)	1,517,000	1,485,502
		2,265,734
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-4.19%
Centene Corp.
2.45%, 07/15/2028	$3,564,000	$3,225,194
4.63%, 12/15/2029	3,289,000	3,155,480
DaVita, Inc., 6.88%, 09/01/2032(b)	2,866,000	2,962,191
Encompass Health Corp., 4.75%, 02/01/2030(c)	1,708,000	1,654,640
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	3,521,000	3,119,361
Tenet Healthcare Corp., 6.13%, 06/15/2030	3,375,000	3,396,489
		17,513,355
Health Care REITs-0.83%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	1,221,000	1,032,825
3.50%, 03/15/2031(c)	1,523,000	995,441
Sabra Health Care L.P.
5.13%, 08/15/2026	713,000	713,848
3.20%, 12/01/2031(c)	853,000	746,999
		3,489,113
Hotel & Resort REITs-0.66%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	601,000	590,402
6.50%, 04/01/2032(b)	583,000	593,084
Service Properties Trust
5.50%, 12/15/2027	839,000	803,504
8.63%, 11/15/2031(b)(c)	747,000	788,730
		2,775,720
Hotels, Restaurants & Leisure-7.98%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)(c)	1,575,000	1,469,484
Brinker International, Inc., 8.25%, 07/15/2030(b)	1,155,000	1,228,943
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	2,428,000	2,478,578
Carnival Corp., 5.75%, 03/01/2027(b)	2,874,000	2,888,315
Churchill Downs, Inc.
5.50%, 04/01/2027(b)(c)	536,000	535,296
6.75%, 05/01/2031(b)	522,000	535,004
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(c)	2,296,000	2,234,404
International Game Technology PLC, 6.25%, 01/15/2027(b)	1,788,700	1,808,078
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,913,000	1,791,561
6.20%, 08/15/2034	1,716,000	1,763,887
Life Time, Inc., 6.00%, 11/15/2031(b)	1,076,000	1,077,257
MGM Resorts International
4.75%, 10/15/2028(c)	1,600,000	1,553,625
6.50%, 04/15/2032(c)	1,539,000	1,555,352
NCL Corp. Ltd., 7.75%, 02/15/2029(b)	1,415,000	1,510,791
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(b)(c)	1,107,000	1,108,011
6.25%, 03/15/2032(b)	1,111,000	1,135,965
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	1,222,000	1,262,883
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	1,259,000	1,263,132
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	$1,633,000	$1,649,822
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	1,630,000	1,675,231
Yum! Brands, Inc., 3.63%, 03/15/2031(c)	3,160,000	2,864,083
		33,389,702
Household Durables-3.75%
Century Communities, Inc., 6.75%, 06/01/2027	1,170,000	1,177,946
KB Home, 4.00%, 06/15/2031	1,742,000	1,582,910
LGI Homes, Inc., 7.00%, 11/15/2032(b)	1,203,000	1,214,627
M/I Homes, Inc., 4.95%, 02/01/2028	1,396,000	1,374,483
MDC Holdings, Inc., 2.50%, 01/15/2031	1,852,000	1,628,310
Newell Brands, Inc.
6.63%, 09/15/2029	1,118,000	1,149,840
6.63%, 05/15/2032	1,150,000	1,173,063
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	946,000	957,903
5.13%, 08/01/2030(b)	999,000	975,756
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	1,665,000	1,477,330
TopBuild Corp., 4.13%, 02/15/2032(b)	1,641,000	1,477,307
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,492,000	1,502,629
		15,692,104
Independent Power and Renewable Electricity Producers-0.20%
Sunnova Energy Corp., 11.75%, 10/01/2028(b)(c)	1,072,000	850,321
IT Services-0.49%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	791,000	818,685
Twilio, Inc., 3.63%, 03/15/2029	1,325,000	1,228,066
		2,046,751
Life Sciences Tools & Services-0.84%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	504,000	510,503
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	2,911,000	2,990,817
		3,501,320
Machinery-0.60%
Hillenbrand, Inc.
5.00%, 09/15/2026	595,000	594,756
3.75%, 03/01/2031(c)	674,000	599,132
Terex Corp., 6.25%, 10/15/2032(b)(c)	1,319,000	1,321,395
		2,515,283
Media-4.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)(c)	4,253,000	3,954,562
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	1,483,000	1,482,421
Lamar Media Corp.
3.75%, 02/15/2028	1,084,000	1,029,302
3.63%, 01/15/2031(c)	1,150,000	1,027,312
News Corp., 5.13%, 02/15/2032(b)	2,289,000	2,218,234
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)(c)	1,262,000	1,336,034
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Media-(continued)
Paramount Global
2.90%, 01/15/2027(c)	$2,370,000	$2,271,697
4.95%, 01/15/2031(c)	2,435,000	2,319,410
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)(c)	3,326,000	2,881,733
		18,520,705
Metals & Mining-2.63%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	2,518,000	2,636,837
ATI, Inc.
5.88%, 12/01/2027(c)	621,000	619,711
5.13%, 10/01/2031	656,000	623,370
Carpenter Technology Corp., 6.38%, 07/15/2028	1,013,000	1,017,656
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	759
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(b)(c)	1,170,000	1,179,057
6.75%, 04/15/2030(b)(c)	1,174,000	1,181,676
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	1,150,000	1,039,513
United States Steel Corp., 6.88%, 03/01/2029	2,689,000	2,721,558
		11,020,137
Mortgage REITs-1.33%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)(c)	1,144,000	1,186,064
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,488,000	1,491,409
7.25%, 04/01/2029(b)	2,798,000	2,884,617
		5,562,090
Oil, Gas & Consumable Fuels-7.24%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,410,000	1,436,533
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	1,302,000	1,381,884
CNX Resources Corp., 7.25%, 03/01/2032(b)(c)	1,317,000	1,370,286
EQM Midstream Partners L.P.
5.50%, 07/15/2028	914,000	929,616
4.75%, 01/15/2031(b)(c)	970,000	932,019
Expand Energy Corp.
5.70%, 01/23/2025	1,269,000	1,269,851
5.38%, 03/15/2030(c)	1,325,000	1,316,307
Kosmos Energy Ltd. (Ghana), 8.75%, 10/01/2031(b)	1,175,000	1,118,098
Matador Resources Co., 6.50%, 04/15/2032(b)	1,249,000	1,254,010
Murphy Oil Corp., 6.00%, 10/01/2032(c)	1,765,000	1,729,478
Murphy Oil USA, Inc., 4.75%, 09/15/2029	2,207,000	2,130,958
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	815,000	858,339
Occidental Petroleum Corp.
5.55%, 03/15/2026	2,603,000	2,618,589
6.63%, 09/01/2030	2,434,000	2,580,626
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	2,879,000	2,957,328
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Range Resources Corp., 4.88%, 05/15/2025	$1,095,000	$1,093,323
SM Energy Co.
6.50%, 07/15/2028	719,000	721,009
7.00%, 08/01/2032(b)(c)	702,000	705,937
Talos Production, Inc., 9.38%, 02/01/2031(b)	1,123,000	1,180,466
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	1,617,000	1,669,024
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	1,059,000	1,042,641
		30,296,322
Passenger Airlines-2.58%
Delta Air Lines, Inc., 3.75%, 10/28/2029(c)	4,627,000	4,317,523
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	1,801,000	1,896,315
United AirLines, Inc., 4.63%, 04/15/2029(b)(c)	4,750,000	4,568,024
		10,781,862
Personal Care Products-0.79%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	1,754,000	1,797,298
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	1,458,000	1,490,511
		3,287,809
Pharmaceuticals-1.03%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,643,000	1,699,964
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	2,854,000	2,614,746
		4,314,710
Professional Services-0.35%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	1,434,000	1,475,721
Real Estate Management & Development-1.45%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	1,585,000	1,398,300
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	1,874,000	2,025,721
Kennedy-Wilson, Inc.
4.75%, 03/01/2029(c)	788,000	729,543
5.00%, 03/01/2031(c)	835,000	753,306
Newmark Group, Inc., 7.50%, 01/12/2029	1,083,000	1,149,370
		6,056,240
Semiconductors & Semiconductor Equipment-1.75%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	1,705,000	1,714,314
Entegris, Inc., 4.75%, 04/15/2029(b)	1,476,000	1,431,810
Qorvo, Inc., 4.38%, 10/15/2029	1,897,000	1,791,854
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,243,000	1,188,187
3.00%, 06/01/2031	1,384,000	1,205,192
		7,331,357
Software-0.89%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	902,000	824,508
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Software-(continued)
RingCentral, Inc., 8.50%, 08/15/2030(b)	$683,000	$725,617
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	2,103,000	2,153,619
		3,703,744
Specialized REITs-0.94%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	989,000	990,415
3.25%, 01/15/2032	1,162,000	1,015,844
SBA Communications Corp., 3.88%, 02/15/2027	1,959,000	1,904,600
		3,910,859
Specialty Retail-4.03%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,259,000	1,123,754
3.90%, 04/15/2030(c)	1,212,000	1,094,381
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	2,266,000	2,150,009
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	2,333,000	2,322,777
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	3,023,000	2,661,555
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	1,461,000	1,426,308
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	3,159,000	2,916,297
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	2,053,000	1,886,726
Valvoline, Inc., 3.63%, 06/15/2031(b)	1,482,000	1,290,325
		16,872,132
Technology Hardware, Storage & Peripherals-2.02%
Seagate HDD Cayman
4.88%, 06/01/2027	1,557,000	1,545,148
9.63%, 12/01/2032	1,339,168	1,531,000
Western Digital Corp.
4.75%, 02/15/2026	1,707,000	1,695,277
3.10%, 02/01/2032(c)	2,095,000	1,773,233
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	2,280,000	1,888,552
		8,433,210
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-1.40%
Crocs, Inc., 4.13%, 08/15/2031(b)(c)	$1,446,000	$1,270,841
Under Armour, Inc., 3.25%, 06/15/2026(c)	1,590,000	1,540,356
VF Corp., 2.80%, 04/23/2027(c)	3,239,000	3,054,663
		5,865,860
Trading Companies & Distributors-0.44%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	1,793,000	1,839,548
Wireless Telecommunication Services-0.48%
United States Cellular Corp., 6.70%, 12/15/2033(c)	1,835,000	1,990,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $414,241,343)		414,267,817
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.51%
Invesco Private Government Fund, 4.63%(d)(e)(f)	38,095,260	38,095,260
Invesco Private Prime Fund, 4.71%(d)(e)(f)	97,854,086	97,883,442
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,982,355)		135,978,702
TOTAL INVESTMENTS IN SECURITIES-131.55% (Cost $550,223,698)		550,246,519
OTHER ASSETS LESS LIABILITIES-(31.55)%		(131,956,186)
NET ASSETS-100.00%		$418,290,333

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $202,367,684, which represented 48.38% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,209,436	$14,719,993	$(15,929,429)	$-	$-	$-	$26,219
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,797,037	42,980,882	(55,682,659)	-	-	38,095,260	541,331 *
Invesco Private Prime Fund	135,289,682	39,345,853	(76,738,948)	(6,171)	(6,974)	97,883,442	1,450,502 *
Total	$187,296,155	$97,046,728	$(148,351,036)	$(6,171)	$(6,974)	$135,978,702	$2,018,052

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.13%
Aerospace & Defense-2.34%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$94,898
5.15%, 05/01/2030	100,000	99,609
General Dynamics Corp.
3.75%, 05/15/2028	91,000	88,957
3.63%, 04/01/2030	70,000	66,993
General Electric Co., 6.75%, 03/15/2032	140,000	156,629
Howmet Aerospace, Inc.
3.00%, 01/15/2029	30,000	28,028
4.85%, 10/15/2031	40,000	39,849
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	45,000	43,273
4.20%, 05/01/2030	40,000	38,190
L3Harris Technologies, Inc.
4.40%, 06/15/2028	63,000	62,392
5.40%, 07/31/2033	50,000	51,179
Lockheed Martin Corp.
3.55%, 01/15/2026	112,000	110,879
3.90%, 06/15/2032	107,000	101,422
Northrop Grumman Corp.
3.25%, 01/15/2028	76,000	73,080
4.40%, 05/01/2030	85,000	83,863
RTX Corp.
4.13%, 11/16/2028	128,000	125,781
6.10%, 03/15/2034	100,000	107,626
Textron, Inc., 3.00%, 06/01/2030	85,000	77,235
		1,449,883
Air Freight & Logistics-0.86%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	75,000	73,787
FedEx Corp.
3.10%, 08/05/2029	108,000	101,149
2.40%, 05/15/2031	100,000	86,836
United Parcel Service, Inc.
3.05%, 11/15/2027	144,000	138,891
4.45%, 04/01/2030	130,000	129,805
		530,468
Automobile Components-0.31%
BorgWarner, Inc.
2.65%, 07/01/2027	45,000	42,934
5.40%, 08/15/2034	40,000	40,347
Lear Corp., 3.80%, 09/15/2027	110,000	107,279
		190,560
Automobiles-0.44%
General Motors Co., 6.13%, 10/01/2025	120,000	121,004
PACCAR Financial Corp., 3.55%, 08/11/2025	150,000	149,019
		270,023
Banks-6.19%
Bank of America Corp., 3.25%, 10/21/2027(b)	515,000	497,587
Citigroup, Inc.
4.45%, 09/29/2027(b)	240,000	237,497
6.63%, 06/15/2032(b)	210,000	229,180
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	69,130
Citizens Financial Group, Inc., 3.25%, 04/30/2030	90,000	82,567
Comerica, Inc., 4.00%, 02/01/2029	113,000	108,491
Discover Bank, 4.65%, 09/13/2028	80,000	79,217
Fifth Third Bancorp, 2.55%, 05/05/2027	170,000	161,770
	Principal Amount	Value
Banks-(continued)
Huntington Bancshares, Inc., 2.55%, 02/04/2030	$162,000	$144,104
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	631,000	614,148
KeyBank N.A., 5.00%, 01/26/2033	80,000	78,110
KeyCorp, 2.55%, 10/01/2029	80,000	71,821
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	130,000	129,842
PNC Bank N.A., 4.05%, 07/26/2028	130,000	126,874
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	125,000	112,618
Regions Financial Corp., 1.80%, 08/12/2028	150,000	135,082
Truist Bank, 3.63%, 09/16/2025	126,000	124,802
Truist Financial Corp., 1.95%, 06/05/2030	145,000	125,169
U.S. Bancorp
1.38%, 07/22/2030	170,000	142,323
Series V, 2.38%, 07/22/2026	141,000	136,345
Wells Fargo & Co., 4.15%, 01/24/2029(b)	430,000	421,332
		3,828,009
Beverages-1.57%
Coca-Cola Co. (The)
1.45%, 06/01/2027	160,000	149,530
2.25%, 01/05/2032	170,000	147,298
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	30,720
5.45%, 06/01/2034	25,000	25,723
Constellation Brands, Inc.
4.35%, 05/09/2027	50,000	49,682
2.25%, 08/01/2031	70,000	59,321
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	71,000	70,889
4.05%, 04/15/2032	60,000	57,332
Molson Coors Beverage Co., 3.00%, 07/15/2026	98,000	95,428
PepsiCo, Inc.
3.00%, 10/15/2027	134,000	129,512
2.75%, 03/19/2030	170,000	155,975
		971,410
Biotechnology-1.64%
AbbVie, Inc.
3.20%, 11/21/2029	179,000	167,879
5.05%, 03/15/2034	150,000	151,961
Amgen, Inc.
5.15%, 03/02/2028	115,000	116,744
5.25%, 03/02/2033	110,000	111,823
Biogen, Inc.
4.05%, 09/15/2025	67,000	66,626
2.25%, 05/01/2030	90,000	78,621
Gilead Sciences, Inc.
3.65%, 03/01/2026	108,000	106,719
1.65%, 10/01/2030	115,000	97,272
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	140,000	117,773
		1,015,418
Broadline Retail-0.91%
Amazon.com, Inc.
3.15%, 08/22/2027	255,000	247,602
2.10%, 05/12/2031(b)	265,000	228,872
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Broadline Retail-(continued)
eBay, Inc.
3.60%, 06/05/2027	$45,000	$44,029
2.70%, 03/11/2030	50,000	45,176
		565,679
Building Products-0.86%
Carlisle Cos., Inc.
3.75%, 12/01/2027	10,000	9,749
2.75%, 03/01/2030	40,000	36,159
Carrier Global Corp.
2.24%, 02/15/2025	50,000	49,704
2.72%, 02/15/2030	60,000	54,282
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	33,000	30,866
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	65,000	67,062
1.75%, 09/15/2030	100,000	84,778
Lennox International, Inc., 5.50%, 09/15/2028	50,000	51,282
Masco Corp.
1.50%, 02/15/2028	45,000	40,887
2.00%, 02/15/2031	50,000	42,497
Owens Corning
5.50%, 06/15/2027	30,000	30,600
5.70%, 06/15/2034	30,000	31,228
		529,094
Capital Markets-3.96%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	85,000	82,737
4.50%, 05/13/2032	70,000	68,812
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	116,000	108,981
1.80%, 07/28/2031	130,000	110,220
BlackRock, Inc.
3.20%, 03/15/2027	90,000	87,773
1.90%, 01/28/2031	115,000	98,481
Charles Schwab Corp. (The)
2.00%, 03/20/2028	130,000	119,889
2.90%, 03/03/2032	135,000	119,197
CME Group, Inc.
3.00%, 03/15/2025	91,000	90,554
2.65%, 03/15/2032	85,000	74,681
Franklin Resources, Inc., 1.60%, 10/30/2030	140,000	117,373
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	175,000	174,254
3.80%, 03/15/2030	190,000	180,860
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	50,000	50,128
4.15%, 01/23/2030	45,000	43,370
Morgan Stanley
3.63%, 01/20/2027	187,000	183,860
7.25%, 04/01/2032	140,000	161,228
MSCI, Inc., 3.25%, 08/15/2033(c)	75,000	64,609
Nasdaq, Inc.
3.85%, 06/30/2026	80,000	79,044
1.65%, 01/15/2031	30,000	25,137
Northern Trust Corp.
4.00%, 05/10/2027	70,000	69,336
1.95%, 05/01/2030	75,000	65,416
Raymond James Financial, Inc., 4.65%, 04/01/2030	100,000	100,467
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
3.55%, 08/18/2025	$86,000	$85,405
2.40%, 01/24/2030	95,000	85,649
		2,447,461
Chemicals-3.02%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	70,000	68,226
2.05%, 05/15/2030	69,000	60,677
Albemarle Corp.
4.65%, 06/01/2027	30,000	29,867
5.05%, 06/01/2032	30,000	29,273
CF Industries, Inc.
4.50%, 12/01/2026(c)	40,000	39,626
5.15%, 03/15/2034	40,000	39,565
Dow Chemical Co. (The)
4.80%, 11/30/2028	90,000	90,427
2.10%, 11/15/2030	110,000	94,610
DuPont de Nemours, Inc., 4.73%, 11/15/2028	125,000	126,088
Eastman Chemical Co.
4.50%, 12/01/2028	45,000	44,702
5.75%, 03/08/2033	40,000	41,483
Ecolab, Inc.
2.70%, 11/01/2026	50,000	48,434
4.80%, 03/24/2030	45,000	45,416
EIDP, Inc.
1.70%, 07/15/2025	50,000	49,080
2.30%, 07/15/2030	65,000	57,491
FMC Corp.
3.45%, 10/01/2029	42,000	39,018
5.65%, 05/18/2033	40,000	40,581
Huntsman International LLC, 4.50%, 05/01/2029	70,000	67,445
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	40,000	36,824
2.30%, 11/01/2030(c)	70,000	60,060
Linde, Inc.
3.20%, 01/30/2026	97,000	95,668
1.10%, 08/10/2030	115,000	96,343
LYB International Finance II B.V., 3.50%, 03/02/2027	110,000	107,206
LYB International Finance III LLC, 2.25%, 10/01/2030	105,000	90,979
Mosaic Co. (The)
4.05%, 11/15/2027	55,000	54,031
5.45%, 11/15/2033	45,000	45,685
PPG Industries, Inc., 3.75%, 03/15/2028	86,000	83,817
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	60,000	55,622
2.20%, 03/15/2032	60,000	50,592
Westlake Corp., 3.60%, 08/15/2026	79,000	77,518
		1,866,354
Commercial Services & Supplies-0.82%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	40,000	38,235
3.57%, 12/01/2031	50,000	44,841
Cintas Corp. No. 2
3.70%, 04/01/2027	48,000	47,152
4.00%, 05/01/2032	55,000	52,529
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Republic Services, Inc.
3.95%, 05/15/2028	$59,000	$57,764
1.75%, 02/15/2032	70,000	57,252
Veralto Corp.
5.35%, 09/18/2028	35,000	35,762
5.45%, 09/18/2033	30,000	30,760
Waste Management, Inc.
3.15%, 11/15/2027	60,000	57,886
1.50%, 03/15/2031	100,000	83,016
		505,197
Communications Equipment-0.71%
Cisco Systems, Inc.
2.50%, 09/20/2026	150,000	145,498
5.05%, 02/26/2034	140,000	142,805
Juniper Networks, Inc., 3.75%, 08/15/2029	73,000	69,770
Motorola Solutions, Inc.
4.60%, 05/23/2029	43,000	42,816
5.40%, 04/15/2034	40,000	40,839
		441,728
Construction & Engineering-0.26%
MasTec, Inc., 5.90%, 06/15/2029	70,000	71,894
Quanta Services, Inc.
4.75%, 08/09/2027	50,000	50,042
2.90%, 10/01/2030	40,000	36,265
		158,201
Construction Materials-0.25%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	26,134
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	70,000	60,295
Vulcan Materials Co., 3.50%, 06/01/2030	75,000	70,363
		156,792
Consumer Finance-1.39%
Ally Financial, Inc.
2.20%, 11/02/2028	85,000	76,634
8.00%, 11/01/2031	60,000	67,472
American Express Co., 4.05%, 05/03/2029(b)	240,000	236,095
Capital One Financial Corp., 3.80%, 01/31/2028	260,000	251,947
Discover Financial Services, 6.70%, 11/29/2032	75,000	81,692
General Motors Financial Co., Inc., 3.10%, 01/12/2032	170,000	148,195
		862,035
Consumer Staples Distribution & Retail-2.61%
Costco Wholesale Corp.
1.38%, 06/20/2027	145,000	134,833
1.60%, 04/20/2030	160,000	137,997
Dollar General Corp.
3.88%, 04/15/2027	55,000	53,860
3.50%, 04/03/2030	60,000	55,445
Dollar Tree, Inc.
4.20%, 05/15/2028	67,000	65,514
2.65%, 12/01/2031	70,000	59,560
Kroger Co. (The)
4.65%, 09/15/2029	110,000	110,308
1.70%, 01/15/2031	135,000	113,109
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp.
3.30%, 07/15/2026	$85,000	$83,187
5.95%, 04/01/2030	80,000	84,220
Target Corp.
3.38%, 04/15/2029	120,000	115,038
4.50%, 09/15/2032	110,000	108,281
Walmart, Inc.
3.90%, 09/09/2025(b)	250,000	249,070
1.80%, 09/22/2031(b)	285,000	242,972
		1,613,394
Containers & Packaging-0.58%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	50,000	49,193
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	50,000	43,752
Avery Dennison Corp.
4.88%, 12/06/2028	31,000	31,220
2.25%, 02/15/2032	55,000	45,958
Packaging Corp. of America
3.40%, 12/15/2027	40,000	38,611
3.00%, 12/15/2029	40,000	36,978
Sealed Air Corp., 1.57%, 10/15/2026(c)	60,000	56,312
Sonoco Products Co.
4.60%, 09/01/2029	30,000	29,491
3.13%, 05/01/2030	30,000	27,510
		359,025
Distributors-0.30%
Genuine Parts Co.
4.95%, 08/15/2029	50,000	50,007
1.88%, 11/01/2030	60,000	50,400
LKQ Corp.
5.75%, 06/15/2028	40,000	40,899
6.25%, 06/15/2033	40,000	41,996
		183,302
Diversified REITs-0.64%
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	26,527
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	47,356
CubeSmart L.P.
2.25%, 12/15/2028	40,000	36,316
2.50%, 02/15/2032	30,000	25,570
Digital Realty Trust L.P., 3.60%, 07/01/2029	120,000	114,642
VICI Properties L.P.
4.75%, 02/15/2028	40,000	39,797
5.13%, 05/15/2032	40,000	39,554
W.P. Carey, Inc., 2.40%, 02/01/2031	80,000	69,046
		398,808
Diversified Telecommunication Services-1.32%
AT&T, Inc.
4.35%, 03/01/2029	195,000	192,987
4.30%, 02/15/2030(b)	206,000	201,973
Verizon Communications, Inc.
4.33%, 09/21/2028	205,000	203,113
2.36%, 03/15/2032	260,000	219,471
		817,544
Electric Utilities-4.98%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	78,101
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	$35,000	$37,339
American Electric Power Co., Inc., 3.20%, 11/13/2027	81,000	77,947
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	75,000	64,914
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	40,971
Avangrid, Inc., 3.80%, 06/01/2029	58,000	55,590
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	275,000	262,789
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	70,000	61,228
Series D, 4.00%, 12/01/2028	70,000	68,795
Constellation Energy Generation LLC
5.60%, 03/01/2028	50,000	51,432
5.80%, 03/01/2033	55,000	57,647
Duke Energy Corp.
2.65%, 09/01/2026	116,000	112,189
2.55%, 06/15/2031	135,000	117,608
Entergy Corp., 1.90%, 06/15/2028	75,000	68,371
Entergy Louisiana LLC, 4.00%, 03/15/2033	70,000	65,580
Evergy, Inc., 2.90%, 09/15/2029	105,000	96,606
Eversource Energy, 3.38%, 03/01/2032	70,000	62,754
Exelon Corp.
3.95%, 06/15/2025	80,000	79,574
4.05%, 04/15/2030	80,000	77,076
Interstate Power and Light Co., 4.10%, 09/26/2028	53,000	51,999
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	65,000	63,672
New York State Electric & Gas Corp., 5.30%, 08/15/2034(c)	50,000	50,497
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	100,000	97,760
2.25%, 06/01/2030	106,000	93,100
NRG Energy, Inc., 7.00%, 03/15/2033(c)	50,000	54,777
Pacific Gas and Electric Co.
3.15%, 01/01/2026	70,000	68,721
4.55%, 07/01/2030	65,000	63,604
Pinnacle West Capital Corp., 1.30%, 06/15/2025	35,000	34,285
PPL Capital Funding, Inc., 3.10%, 05/15/2026	60,000	58,602
PPL Electric Utilities Corp., 5.00%, 05/15/2033	55,000	55,788
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	58,925
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	85,000	72,351
Southern California Edison Co.
5.95%, 11/01/2032	70,000	74,676
Series E, 3.70%, 08/01/2025	80,000	79,418
Southern Co. (The)
3.25%, 07/01/2026	108,000	105,798
Series A, 3.70%, 04/30/2030	117,000	111,130
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	90,000	87,936
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	50,000	48,805
6.95%, 10/15/2033(c)	40,000	44,044
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Electric Power Co., 4.75%, 09/30/2032	$60,000	$60,558
Wisconsin Power and Light Co., 3.95%, 09/01/2032	40,000	37,901
Xcel Energy, Inc., 4.00%, 06/15/2028	70,000	68,323
		3,079,181
Electrical Equipment-0.32%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	55,000	47,511
Emerson Electric Co.
0.88%, 10/15/2026	75,000	70,425
2.20%, 12/21/2031	90,000	77,027
		194,963
Electronic Equipment, Instruments & Components-1.34%
Amphenol Corp.
4.35%, 06/01/2029	40,000	39,560
2.80%, 02/15/2030	50,000	45,690
Arrow Electronics, Inc.
3.88%, 01/12/2028	58,000	56,220
2.95%, 02/15/2032	50,000	43,244
Avnet, Inc., 4.63%, 04/15/2026	83,000	82,627
Flex Ltd.
4.88%, 06/15/2029	50,000	49,622
5.25%, 01/15/2032	50,000	50,142
Jabil, Inc.
3.95%, 01/12/2028	53,000	51,616
3.00%, 01/15/2031	50,000	44,682
Keysight Technologies, Inc., 3.00%, 10/30/2029	40,000	36,928
TD SYNNEX Corp.
1.75%, 08/09/2026	50,000	47,463
6.10%, 04/12/2034	50,000	52,267
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	37,013
2.75%, 04/01/2031	40,000	35,382
Trimble, Inc.
4.90%, 06/15/2028	20,000	20,054
6.10%, 03/15/2033	25,000	26,369
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/13/2026	55,000	55,006
2.50%, 02/04/2032	65,000	56,441
		830,326
Energy Equipment & Services-0.58%
Halliburton Co., 2.92%, 03/01/2030	120,000	109,566
Helmerich & Payne, Inc., 2.90%, 09/29/2031	60,000	51,351
NOV, Inc., 3.60%, 12/01/2029	63,000	59,338
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	75,000	73,436
Schlumberger Investment S.A., 2.65%, 06/26/2030	75,000	67,768
		361,459
Entertainment-1.02%
Electronic Arts, Inc., 1.85%, 02/15/2031	85,000	71,808
Netflix, Inc.
4.88%, 04/15/2028	70,000	70,737
4.88%, 06/15/2030(c)	70,000	70,611
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	35,000	34,810
4.00%, 04/14/2032	30,000	28,313
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
Walt Disney Co. (The)
2.20%, 01/13/2028	$125,000	$117,192
2.65%, 01/13/2031	120,000	107,684
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	60,000	58,121
4.28%, 03/15/2032	80,000	72,221
		631,497
Financial Services-3.26%
Apollo Global Management, Inc., 6.38%, 11/15/2033	130,000	143,805
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	273,000	268,665
Block Financial LLC
2.50%, 07/15/2028	30,000	27,480
3.88%, 08/15/2030	40,000	37,314
Corebridge Financial, Inc.
3.65%, 04/05/2027	100,000	97,604
3.90%, 04/05/2032	110,000	102,160
Enact Holdings, Inc., 6.25%, 05/28/2029	50,000	51,309
Equitable Holdings, Inc.
4.35%, 04/20/2028	61,000	60,212
5.59%, 01/11/2033	70,000	72,152
Essent Group Ltd., 6.25%, 07/01/2029	35,000	36,067
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	47,836
2.25%, 03/01/2031	65,000	55,991
Fiserv, Inc.
3.50%, 07/01/2029	78,000	74,008
5.63%, 08/21/2033	65,000	67,398
Global Payments, Inc.
3.20%, 08/15/2029	53,000	49,107
5.40%, 08/15/2032	50,000	50,805
LPL Holdings, Inc.
6.75%, 11/17/2028	35,000	37,115
6.00%, 05/20/2034	30,000	31,066
Mastercard, Inc.
3.30%, 03/26/2027	85,000	83,132
3.35%, 03/26/2030	85,000	80,355
PayPal Holdings, Inc.
2.85%, 10/01/2029	65,000	60,211
4.40%, 06/01/2032	80,000	78,302
Radian Group, Inc., 6.20%, 05/15/2029	40,000	41,323
TPG Operating Group II L.P., 5.88%, 03/05/2034	60,000	63,106
Visa, Inc.
3.15%, 12/14/2025	111,000	109,570
2.05%, 04/15/2030	115,000	101,714
Western Union Co. (The), 1.35%, 03/15/2026	90,000	85,930
		2,013,737
Food Products-2.54%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	90,000	86,980
3.25%, 03/27/2030	95,000	88,677
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	70,000	68,452
2.75%, 05/14/2031	80,000	70,647
Conagra Brands, Inc., 4.85%, 11/01/2028	100,000	100,229
Flowers Foods, Inc., 2.40%, 03/15/2031	65,000	56,044
	Principal Amount	Value
Food Products-(continued)
General Mills, Inc.
4.20%, 04/17/2028	$66,000	$65,101
4.95%, 03/29/2033	75,000	74,833
Hershey Co. (The), 2.30%, 08/15/2026	108,000	104,262
Hormel Foods Corp.
1.70%, 06/03/2028	50,000	45,616
1.80%, 06/11/2030	50,000	43,052
Ingredion, Inc.
3.20%, 10/01/2026	28,000	27,244
2.90%, 06/01/2030	40,000	36,520
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,836
2.38%, 03/15/2030	40,000	35,710
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	75,000	73,190
3.75%, 04/01/2030	85,000	81,268
McCormick & Co., Inc.
3.40%, 08/15/2027	48,000	46,684
1.85%, 02/15/2031	40,000	33,600
Mondelez International, Inc.
1.50%, 05/04/2025	85,000	83,784
2.75%, 04/13/2030	95,000	86,256
The Campbell’s Company
4.15%, 03/15/2028	33,000	32,464
2.38%, 04/24/2030	40,000	35,358
Tyson Foods, Inc.
4.35%, 03/01/2029	85,000	83,420
4.88%, 08/15/2034	80,000	78,308
		1,570,535
Gas Utilities-0.36%
Atmos Energy Corp.
3.00%, 06/15/2027	21,000	20,292
1.50%, 01/15/2031	45,000	37,769
National Fuel Gas Co.
5.50%, 01/15/2026	30,000	30,133
2.95%, 03/01/2031	20,000	17,469
ONE Gas, Inc., 5.10%, 04/01/2029	50,000	50,933
Southwest Gas Corp., 4.05%, 03/15/2032	70,000	66,117
		222,713
Ground Transportation-1.23%
CSX Corp.
4.25%, 03/15/2029	70,000	69,333
4.10%, 11/15/2032	75,000	71,818
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	90,000	89,172
Norfolk Southern Corp.
3.80%, 08/01/2028	70,000	68,393
5.05%, 08/01/2030	65,000	66,316
Ryder System, Inc.
5.25%, 06/01/2028	40,000	40,666
6.60%, 12/01/2033	40,000	44,049
Uber Technologies, Inc., 4.80%, 09/15/2034	90,000	88,157
Union Pacific Corp.
3.95%, 09/10/2028	124,000	121,921
2.80%, 02/14/2032	115,000	102,224
		762,049
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.89%
Abbott Laboratories
3.75%, 11/30/2026	$107,000	$105,854
1.40%, 06/30/2030	120,000	102,637
Baxter International, Inc.
1.92%, 02/01/2027	60,000	56,544
2.54%, 02/01/2032	50,000	42,635
Becton, Dickinson and Co.
3.70%, 06/06/2027	70,000	68,614
1.96%, 02/11/2031	80,000	67,693
Boston Scientific Corp., 2.65%, 06/01/2030	120,000	108,358
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	55,000	49,331
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	161,000	147,379
Edwards Lifesciences Corp., 4.30%, 06/15/2028	57,000	56,195
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	65,000	66,894
5.91%, 11/22/2032	40,000	42,539
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	52,468
Stryker Corp.
3.50%, 03/15/2026	74,000	73,007
1.95%, 06/15/2030	70,000	60,752
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	35,000	34,838
2.60%, 11/24/2031	35,000	30,333
		1,166,071
Health Care Providers & Services-4.04%
Cardinal Health, Inc.
3.41%, 06/15/2027	109,000	105,903
5.45%, 02/15/2034	100,000	101,775
Cencora, Inc.
3.45%, 12/15/2027	124,000	119,992
2.70%, 03/15/2031	135,000	118,822
Cigna Group (The)
4.38%, 10/15/2028	124,000	122,883
2.38%, 03/15/2031	145,000	125,149
CVS Health Corp.
4.30%, 03/25/2028	165,000	161,864
5.25%, 02/21/2033	160,000	158,845
Elevance Health, Inc.
3.65%, 12/01/2027	115,000	112,068
2.25%, 05/15/2030	125,000	109,893
HCA, Inc.
5.38%, 02/01/2025	95,000	94,992
3.50%, 09/01/2030	105,000	96,888
Humana, Inc.
1.35%, 02/03/2027	110,000	102,308
2.15%, 02/03/2032	105,000	85,877
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	40,000	36,676
4.80%, 10/01/2034	40,000	38,881
McKesson Corp.
1.30%, 08/15/2026	140,000	132,802
5.10%, 07/15/2033	125,000	127,461
Quest Diagnostics, Inc.
3.50%, 03/30/2025	50,000	49,763
2.95%, 06/30/2030	55,000	50,038
UnitedHealth Group, Inc.
3.75%, 07/15/2025	189,000	188,030
5.35%, 02/15/2033	180,000	186,322
	Principal Amount	Value
Health Care Providers & Services-(continued)
Universal Health Services, Inc.
1.65%, 09/01/2026	$40,000	$37,827
2.65%, 10/15/2030	35,000	30,402
		2,495,461
Health Care REITs-0.87%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	43,000	42,765
2.00%, 05/18/2032	75,000	61,098
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	26,000	25,434
2.00%, 03/15/2031	40,000	33,220
Healthpeak OP LLC
3.25%, 07/15/2026	50,000	48,904
5.25%, 12/15/2032	40,000	40,590
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	28,000	28,047
3.38%, 02/01/2031	30,000	27,032
Ventas Realty L.P.
4.40%, 01/15/2029	44,000	43,348
2.50%, 09/01/2031	65,000	56,055
Welltower OP LLC
4.00%, 06/01/2025	56,000	55,755
3.10%, 01/15/2030	80,000	73,700
		535,948
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	40,000	39,749
Series H, 3.38%, 12/15/2029	39,000	36,018
		75,767
Hotels, Restaurants & Leisure-1.44%
Booking Holdings, Inc.
3.60%, 06/01/2026	55,000	54,290
4.63%, 04/13/2030	60,000	60,151
Choice Hotels International, Inc., 5.85%, 08/01/2034	40,000	40,882
Darden Restaurants, Inc.
3.85%, 05/01/2027	34,000	33,287
6.30%, 10/10/2033	40,000	42,535
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	66,060
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	60,000	61,889
Hyatt Hotels Corp., 5.75%, 01/30/2027	60,000	61,137
Marriott International, Inc.
5.00%, 10/15/2027	35,000	35,403
Series FF, 4.63%, 06/15/2030	50,000	49,626
McDonald’s Corp.
3.80%, 04/01/2028	110,000	107,686
3.60%, 07/01/2030	115,000	109,183
Starbucks Corp.
3.80%, 08/15/2025	86,000	85,473
2.55%, 11/15/2030	90,000	79,932
		887,534
Household Durables-0.86%
D.R. Horton, Inc.
1.40%, 10/15/2027	70,000	64,158
5.00%, 10/15/2034	50,000	49,338
Leggett & Platt, Inc., 4.40%, 03/15/2029	60,000	57,000
Lennar Corp., 4.75%, 11/29/2027	105,000	105,401
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Mohawk Industries, Inc.
5.85%, 09/18/2028	$40,000	$41,370
3.63%, 05/15/2030	45,000	42,197
NVR, Inc., 3.00%, 05/15/2030	80,000	72,787
Whirlpool Corp., 4.75%, 02/26/2029	99,000	97,976
		530,227
Household Products-1.24%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	70,000	73,300
Clorox Co. (The)
3.90%, 05/15/2028	35,000	34,320
4.60%, 05/01/2032	40,000	39,763
Colgate-Palmolive Co.
4.80%, 03/02/2026	70,000	70,402
3.25%, 08/15/2032	85,000	77,782
Kimberly-Clark Corp.
3.20%, 04/25/2029	67,000	64,043
2.00%, 11/02/2031	100,000	85,833
Procter & Gamble Co. (The)
1.90%, 02/01/2027	165,000	157,285
3.00%, 03/25/2030	175,000	163,403
		766,131
Independent Power and Renewable Electricity Producers-0.28%
AES Corp. (The)
1.38%, 01/15/2026	55,000	52,801
2.45%, 01/15/2031	70,000	59,360
NSTAR Electric Co., 3.20%, 05/15/2027	63,000	61,082
		173,243
Industrial Conglomerates-0.93%
3M Co., 2.38%, 08/26/2029(b)	240,000	217,396
Eaton Corp.
3.10%, 09/15/2027	74,000	71,586
4.00%, 11/02/2032	85,000	81,256
Honeywell International, Inc.
2.50%, 11/01/2026	103,000	99,532
1.75%, 09/01/2031	125,000	104,641
		574,411
Industrial REITs-0.20%
Prologis L.P.
2.13%, 04/15/2027	75,000	71,138
2.25%, 04/15/2030	62,000	54,886
		126,024
Insurance-6.07%
Aflac, Inc., 3.60%, 04/01/2030	145,000	138,225
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	74,160
1.45%, 12/15/2030	110,000	90,471
American International Group, Inc., 5.13%, 03/27/2033(b)	250,000	252,541
Aon Corp., 2.80%, 05/15/2030	60,000	54,382
Aon Global Ltd., 3.88%, 12/15/2025	55,000	54,534
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	90,000	92,374
Brighthouse Financial, Inc.
3.70%, 06/22/2027	67,000	65,316
5.63%, 05/15/2030	75,000	77,645
Brown & Brown, Inc., 2.38%, 03/15/2031	70,000	60,055
Chubb INA Holdings LLC
3.35%, 05/03/2026	95,000	93,562
1.38%, 09/15/2030	120,000	101,019
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp.
3.90%, 05/01/2029	$73,000	$70,768
5.13%, 02/15/2034	60,000	60,243
CNO Financial Group, Inc.
5.25%, 05/30/2029	43,000	43,151
6.45%, 06/15/2034	30,000	31,616
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	70,000	69,711
Fidelity National Financial, Inc., 3.40%, 06/15/2030	120,000	110,422
First American Financial Corp., 2.40%, 08/15/2031	90,000	75,057
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	160,000	144,744
Globe Life, Inc., 4.55%, 09/15/2028	76,000	75,467
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	154,000	141,435
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	140,000	136,541
Lincoln National Corp.
3.80%, 03/01/2028	76,000	73,898
3.40%, 01/15/2031	80,000	73,115
Loews Corp.
3.75%, 04/01/2026	38,000	37,563
3.20%, 05/15/2030	60,000	55,723
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	68,000	67,499
2.25%, 11/15/2030	80,000	70,024
MetLife, Inc., 4.55%, 03/23/2030	135,000	135,113
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	120,000	117,527
Old Republic International Corp., 3.88%, 08/26/2026	94,000	92,525
Primerica, Inc., 2.80%, 11/19/2031	55,000	47,786
Principal Financial Group, Inc.
3.70%, 05/15/2029	82,000	78,848
2.13%, 06/15/2030	100,000	87,588
Progressive Corp. (The)
4.00%, 03/01/2029	75,000	73,683
3.00%, 03/15/2032	105,000	94,265
Prudential Financial, Inc., 1.50%, 03/10/2026	160,000	154,142
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	49,000	47,213
RGA Global Funding, 5.50%, 01/11/2031(c)	50,000	51,507
Travelers Property Casualty Corp., 6.38%, 03/15/2033	165,000	185,066
Willis North America, Inc.
2.95%, 09/15/2029	50,000	46,015
5.35%, 05/15/2033	50,000	50,829
		3,753,368
Interactive Media & Services-1.29%
Alphabet, Inc.
2.00%, 08/15/2026(b)	237,000	228,062
1.10%, 08/15/2030(b)	290,000	243,953
Meta Platforms, Inc.
3.50%, 08/15/2027	160,000	156,625
3.85%, 08/15/2032	180,000	171,041
		799,681
IT Services-0.68%
Amdocs Ltd., 2.54%, 06/15/2030	75,000	66,314
DXC Technology Co., 2.38%, 09/15/2028	98,000	88,619
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp., 3.50%, 05/15/2029	$135,000	$129,380
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	55,000	52,250
3.15%, 10/15/2031	55,000	48,369
VeriSign, Inc.
5.25%, 04/01/2025	20,000	19,988
2.70%, 06/15/2031	20,000	17,301
		422,221
Leisure Products-0.30%
Brunswick Corp., 2.40%, 08/18/2031	80,000	66,931
Hasbro, Inc.
3.90%, 11/19/2029	28,000	26,613
6.05%, 05/14/2034	40,000	41,190
Polaris, Inc., 6.95%, 03/15/2029	50,000	53,154
		187,888
Life Sciences Tools & Services-0.78%
Agilent Technologies, Inc.
2.75%, 09/15/2029	30,000	27,466
2.30%, 03/12/2031	40,000	34,592
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	55,000	50,164
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,788
2.55%, 03/23/2031	20,000	17,258
IQVIA, Inc., 6.25%, 02/01/2029	90,000	93,959
Revvity, Inc.
3.30%, 09/15/2029	33,000	30,773
2.25%, 09/15/2031	30,000	25,218
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	85,000	85,958
2.00%, 10/15/2031(b)	100,000	84,611
		480,787
Machinery-2.37%
AGCO Corp., 5.80%, 03/21/2034	70,000	71,883
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	105,000	104,471
Caterpillar, Inc., 2.60%, 04/09/2030	115,000	104,693
Cummins, Inc.
4.90%, 02/20/2029	50,000	50,752
1.50%, 09/01/2030	80,000	67,812
Flowserve Corp., 3.50%, 10/01/2030	55,000	50,933
Fortive Corp., 3.15%, 06/15/2026	63,000	61,518
IDEX Corp., 3.00%, 05/01/2030	20,000	18,205
Illinois Tool Works, Inc., 2.65%, 11/15/2026	153,000	148,409
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,704
5.70%, 08/14/2033	30,000	31,300
John Deere Capital Corp.
4.95%, 07/14/2028	100,000	101,788
5.10%, 04/11/2034	90,000	92,214
Nordson Corp., 5.80%, 09/15/2033	50,000	52,763
Otis Worldwide Corp.
2.06%, 04/05/2025	55,000	54,461
2.57%, 02/15/2030	60,000	53,909
Parker-Hannifin Corp.
3.25%, 06/14/2029	77,000	72,876
4.20%, 11/21/2034	60,000	57,132
	Principal Amount	Value
Machinery-(continued)
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	$60,000	$59,007
2.30%, 03/15/2030	55,000	48,348
Wabtec Corp.
3.45%, 11/15/2026	30,000	29,257
5.61%, 03/11/2034	40,000	41,394
Xylem, Inc.
3.25%, 11/01/2026	35,000	34,110
2.25%, 01/30/2031	35,000	30,216
		1,468,155
Marine Transportation-0.05%
Kirby Corp., 4.20%, 03/01/2028	33,000	32,294
Media-1.03%
Comcast Corp.
4.15%, 10/15/2028	166,000	163,676
1.50%, 02/15/2031(b)	220,000	182,153
Fox Corp.
4.71%, 01/25/2029	55,000	55,010
6.50%, 10/13/2033	45,000	48,313
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	40,000	39,921
4.75%, 03/30/2030	50,000	49,809
Omnicom Group, Inc., 2.60%, 08/01/2031	60,000	52,057
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	48,000	47,354
		638,293
Metals & Mining-0.95%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	145,000	147,315
Newmont Corp.
2.80%, 10/01/2029	70,000	64,525
2.25%, 10/01/2030	56,000	49,001
Nucor Corp.
3.95%, 05/01/2028	69,000	67,808
3.13%, 04/01/2032	80,000	71,664
Reliance, Inc., 2.15%, 08/15/2030	100,000	86,300
Steel Dynamics, Inc., 3.45%, 04/15/2030	111,000	103,962
		590,575
Multi-Utilities-1.42%
Ameren Corp.
1.95%, 03/15/2027	60,000	56,626
3.50%, 01/15/2031	55,000	51,093
CenterPoint Energy, Inc.
1.45%, 06/01/2026	55,000	52,459
2.65%, 06/01/2031	60,000	52,566
Consumers Energy Co.
4.90%, 02/15/2029	40,000	40,497
4.63%, 05/15/2033	50,000	49,490
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	95,000	88,553
DTE Electric Co., Series C, 2.63%, 03/01/2031	75,000	67,059
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	58,887
NiSource, Inc.
0.95%, 08/15/2025	50,000	48,644
3.60%, 05/01/2030	40,000	37,783
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	65,000	66,381
2.45%, 11/15/2031	80,000	68,991
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra, 3.40%, 02/01/2028	$81,000	$77,856
WEC Energy Group, Inc., 4.75%, 01/09/2026	60,000	60,053
		876,938
Office REITs-0.31%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	59,107
3.25%, 01/30/2031	35,000	31,104
Cousins Properties L.P., 5.88%, 10/01/2034	50,000	51,050
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	51,378
		192,639
Oil, Gas & Consumable Fuels-5.45%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029(b)	50,000	47,377
Cheniere Energy, Inc., 5.65%, 04/15/2034	50,000	51,241
Chevron Corp.
2.95%, 05/16/2026(b)	202,000	197,866
2.24%, 05/11/2030(b)	225,000	199,982
ConocoPhillips Co.
6.95%, 04/15/2029	110,000	120,759
5.05%, 09/15/2033	110,000	111,827
Coterra Energy, Inc.
3.90%, 05/15/2027	50,000	48,979
5.60%, 03/15/2034	50,000	50,787
Devon Energy Corp., 7.88%, 09/30/2031	110,000	126,652
Diamondback Energy, Inc.
3.50%, 12/01/2029	55,000	51,670
5.40%, 04/18/2034	50,000	50,520
EOG Resources, Inc.
4.15%, 01/15/2026	90,000	89,565
4.38%, 04/15/2030	90,000	88,769
EQT Corp.
3.90%, 10/01/2027	40,000	39,121
7.00%, 02/01/2030	30,000	32,419
Exxon Mobil Corp.
3.04%, 03/01/2026	251,000	246,637
2.61%, 10/15/2030(b)	275,000	248,016
Hess Corp.
4.30%, 04/01/2027	50,000	49,654
7.30%, 08/15/2031	40,000	45,458
HF Sinclair Corp., 5.88%, 04/01/2026	100,000	100,909
Kinder Morgan, Inc.
4.30%, 03/01/2028	75,000	74,170
5.20%, 06/01/2033	85,000	84,996
Marathon Oil Corp.
4.40%, 07/15/2027	28,000	27,896
6.80%, 03/15/2032	35,000	39,211
Marathon Petroleum Corp., 4.70%, 05/01/2025(b)	225,000	224,761
ONEOK, Inc.
4.55%, 07/15/2028	71,000	70,649
5.05%, 11/01/2034	70,000	69,023
Ovintiv, Inc.
5.65%, 05/15/2028	40,000	40,811
7.38%, 11/01/2031	30,000	33,347
Phillips 66
3.90%, 03/15/2028	109,000	106,516
2.15%, 12/15/2030	125,000	107,444
Targa Resources Corp., 5.20%, 07/01/2027	45,000	45,581
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	60,000	60,741
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp.
2.15%, 09/15/2027	$110,000	$103,255
7.50%, 04/15/2032	95,000	109,010
Williams Cos., Inc. (The)
3.75%, 06/15/2027	85,000	83,188
2.60%, 03/15/2031	105,000	91,690
		3,370,497
Passenger Airlines-0.17%
Southwest Airlines Co.
5.13%, 06/15/2027	50,000	50,439
2.63%, 02/10/2030	60,000	53,586
		104,025
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	63,000	56,552
4.65%, 05/15/2033	60,000	58,345
Kenvue, Inc.
5.05%, 03/22/2028	50,000	51,054
4.90%, 03/22/2033	50,000	50,348
		216,299
Pharmaceuticals-2.74%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	119,000	113,338
5.20%, 02/22/2034	110,000	112,647
Eli Lilly and Co.
3.38%, 03/15/2029	96,000	92,298
4.70%, 02/09/2034	100,000	99,130
Johnson & Johnson
2.45%, 03/01/2026	193,000	188,588
1.30%, 09/01/2030(b)	235,000	199,696
Merck & Co., Inc.
3.40%, 03/07/2029	140,000	134,403
2.15%, 12/10/2031	165,000	141,012
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	170,000	169,656
4.75%, 05/19/2033	175,000	173,223
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	29,162
2.20%, 09/02/2030	40,000	34,329
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	60,000	59,097
Viatris, Inc., 2.70%, 06/22/2030	65,000	57,052
Zoetis, Inc.
3.00%, 09/12/2027	45,000	43,267
2.00%, 05/15/2030	55,000	47,813
		1,694,711
Professional Services-0.76%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	76,000	75,306
1.25%, 09/01/2030	100,000	83,908
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	24,506
2.60%, 05/01/2031	30,000	26,074
Concentrix Corp.
6.60%, 08/02/2028	30,000	30,751
6.85%, 08/02/2033	20,000	20,543
Equifax, Inc.
5.10%, 12/15/2027	40,000	40,483
2.35%, 09/15/2031	50,000	42,491
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Professional Services-(continued)
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	$70,000	$73,375
Verisk Analytics, Inc.
4.13%, 03/15/2029	20,000	19,623
5.75%, 04/01/2033	30,000	31,647
		468,707
Real Estate Management & Development-0.19%
CBRE Services, Inc.
4.88%, 03/01/2026	65,000	65,004
2.50%, 04/01/2031	60,000	52,206
		117,210
Residential REITs-1.04%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	27,570
3.63%, 04/15/2032	20,000	18,202
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	39,737
2.30%, 03/01/2030	60,000	53,361
Camden Property Trust
5.85%, 11/03/2026	30,000	30,735
2.80%, 05/15/2030	30,000	27,242
ERP Operating L.P.
2.85%, 11/01/2026	38,000	36,858
2.50%, 02/15/2030	50,000	44,956
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	39,788
3.00%, 01/15/2030	30,000	27,480
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	30,000	27,387
2.00%, 08/15/2031	45,000	37,254
Mid-America Apartments L.P., 3.95%, 03/15/2029	75,000	73,060
Sun Communities Operating L.P.
5.50%, 01/15/2029	35,000	35,449
2.70%, 07/15/2031	55,000	47,150
UDR, Inc., 3.20%, 01/15/2030	82,000	75,943
		642,172
Retail REITs-0.72%
Brixmor Operating Partnership L.P.
4.13%, 05/15/2029	30,000	29,022
4.05%, 07/01/2030	30,000	28,616
Kimco Realty OP LLC
2.80%, 10/01/2026	30,000	29,025
4.60%, 02/01/2033	30,000	29,218
NNN REIT, Inc., 5.60%, 10/15/2033	50,000	51,547
Realty Income Corp.
4.13%, 10/15/2026	45,000	44,586
3.25%, 01/15/2031	40,000	36,664
Regency Centers L.P.
3.60%, 02/01/2027	22,000	21,510
3.70%, 06/15/2030	40,000	37,954
Simon Property Group L.P.
2.45%, 09/13/2029	76,000	68,964
2.65%, 02/01/2032	80,000	69,346
		446,452
Semiconductors & Semiconductor Equipment-3.15%
Analog Devices, Inc.
3.50%, 12/05/2026	70,000	68,770
2.10%, 10/01/2031	60,000	51,213
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Applied Materials, Inc.
3.30%, 04/01/2027	$65,000	$63,436
1.75%, 06/01/2030	60,000	51,817
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	133,000	131,032
Broadcom, Inc., 2.45%, 02/15/2031(c)	150,000	130,873
Intel Corp.
2.45%, 11/15/2029	162,000	144,751
5.20%, 02/10/2033	160,000	160,062
KLA Corp.
4.10%, 03/15/2029	50,000	49,254
4.65%, 07/15/2032	55,000	54,919
Lam Research Corp.
4.00%, 03/15/2029	68,000	66,764
1.90%, 06/15/2030	70,000	60,681
Marvell Technology, Inc.
1.65%, 04/15/2026	35,000	33,509
2.95%, 04/15/2031	45,000	40,069
Micron Technology, Inc.
4.19%, 02/15/2027	86,000	84,988
4.66%, 02/15/2030	90,000	88,935
NVIDIA Corp.
3.20%, 09/16/2026	62,000	60,820
2.85%, 04/01/2030	67,000	62,040
QUALCOMM, Inc.
3.25%, 05/20/2027	108,000	105,130
1.65%, 05/20/2032	140,000	113,378
Texas Instruments, Inc.
2.25%, 09/04/2029	116,000	105,282
4.90%, 03/14/2033	100,000	101,807
Xilinx, Inc., 2.38%, 06/01/2030	130,000	116,090
		1,945,620
Software-2.74%
Accenture Capital, Inc.
4.05%, 10/04/2029	100,000	98,280
4.50%, 10/04/2034	110,000	107,003
Adobe, Inc.
3.25%, 02/01/2025	63,000	62,814
2.30%, 02/01/2030	50,000	44,971
Autodesk, Inc.
3.50%, 06/15/2027	23,000	22,395
2.85%, 01/15/2030	30,000	27,481
Cadence Design Systems, Inc.
4.30%, 09/10/2029	30,000	29,652
4.70%, 09/10/2034	30,000	29,467
Fortinet, Inc.
1.00%, 03/15/2026	26,000	24,799
2.20%, 03/15/2031	16,000	13,865
Intuit, Inc.
0.95%, 07/15/2025	60,000	58,629
5.20%, 09/15/2033	55,000	56,334
Microsoft Corp.
3.30%, 02/06/2027(b)	265,000	260,003
3.50%, 02/12/2035(b)	270,000	250,932
Oracle Corp.
2.50%, 04/01/2025	130,000	128,960
2.88%, 03/25/2031	150,000	133,856
Roper Technologies, Inc.
1.00%, 09/15/2025	55,000	53,470
1.75%, 02/15/2031	60,000	50,014
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Software-(continued)
Salesforce, Inc.
3.70%, 04/11/2028	$72,000	$70,620
1.95%, 07/15/2031	84,000	71,593
ServiceNow, Inc., 1.40%, 09/01/2030	75,000	63,088
Workday, Inc.
3.50%, 04/01/2027	20,000	19,546
3.80%, 04/01/2032	20,000	18,531
		1,696,303
Specialized REITs-1.23%
American Tower Corp.
3.80%, 08/15/2029	93,000	89,146
5.55%, 07/15/2033	80,000	82,182
Crown Castle, Inc.
3.65%, 09/01/2027	86,000	83,611
2.25%, 01/15/2031	80,000	68,081
EPR Properties, 3.75%, 08/15/2029	50,000	46,514
Equinix, Inc.
3.20%, 11/18/2029	60,000	55,776
3.90%, 04/15/2032	60,000	56,340
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,935
2.35%, 03/15/2032	35,000	29,163
Public Storage Operating Co.
1.85%, 05/01/2028	55,000	50,552
2.30%, 05/01/2031	60,000	52,342
Weyerhaeuser Co.
4.75%, 05/15/2026	60,000	60,048
7.38%, 03/15/2032	50,000	56,942
		761,632
Specialty Retail-2.85%
AutoNation, Inc., 3.85%, 03/01/2032	110,000	100,125
AutoZone, Inc.
3.75%, 06/01/2027	50,000	49,008
4.00%, 04/15/2030	60,000	57,833
Best Buy Co., Inc.
4.45%, 10/01/2028	75,000	74,432
1.95%, 10/01/2030	90,000	76,943
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	52,025
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	85,000	86,858
5.40%, 04/15/2034	80,000	81,694
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	95,000	84,215
Home Depot, Inc. (The)
2.95%, 06/15/2029	188,000	176,135
4.50%, 09/15/2032	165,000	163,921
Leidos, Inc.
3.63%, 05/15/2025	40,000	39,791
2.30%, 02/15/2031	45,000	38,578
Lowe’s Cos., Inc.
2.50%, 04/15/2026	109,000	106,115
2.63%, 04/01/2031	140,000	123,538
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	57,485
4.70%, 06/15/2032	50,000	49,101
Ross Stores, Inc.
4.60%, 04/15/2025	47,000	46,955
1.88%, 04/15/2031	65,000	54,520
	Principal Amount	Value
Specialty Retail-(continued)
TJX Cos., Inc. (The)
2.25%, 09/15/2026	$85,000	$81,911
1.60%, 05/15/2031	100,000	83,247
Tractor Supply Co., 1.75%, 11/01/2030	95,000	80,221
		1,764,651
Technology Hardware, Storage & Peripherals-1.81%
Apple, Inc.
3.25%, 02/23/2026	275,000	271,530
1.65%, 02/08/2031(b)	355,000	303,286
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	68,000	68,083
5.00%, 10/15/2034	80,000	78,966
HP, Inc.
3.00%, 06/17/2027	90,000	86,454
4.20%, 04/15/2032	90,000	85,748
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	140,000	139,228
NetApp, Inc.
1.88%, 06/22/2025	35,000	34,418
2.70%, 06/22/2030	55,000	49,233
		1,116,946
Textiles, Apparel & Luxury Goods-0.49%
NIKE, Inc.
2.40%, 03/27/2025	95,000	94,330
2.85%, 03/27/2030	100,000	92,212
Ralph Lauren Corp., 2.95%, 06/15/2030	55,000	50,732
Tapestry, Inc., 3.05%, 03/15/2032	75,000	64,813
		302,087
Tobacco-0.89%
Altria Group, Inc.
4.80%, 02/14/2029	130,000	129,875
2.45%, 02/04/2032	160,000	134,339
Philip Morris International, Inc.
5.13%, 11/17/2027	135,000	137,176
5.75%, 11/17/2032	140,000	146,874
		548,264
Trading Companies & Distributors-0.15%
W.W. Grainger Inc., 1.85%, 02/15/2025	42,000	41,741
W.W. Grainger, Inc., 4.45%, 09/15/2034	50,000	48,936
		90,677
Water Utilities-0.24%
American Water Capital Corp.
3.40%, 03/01/2025	42,000	41,844
4.45%, 06/01/2032	40,000	39,233
Essential Utilities, Inc.
4.80%, 08/15/2027	30,000	30,083
2.70%, 04/15/2030	40,000	35,980
		147,140
Wireless Telecommunication Services-0.43%
T-Mobile USA, Inc.
3.75%, 04/15/2027	145,000	142,078
3.88%, 04/15/2030	130,000	124,237
		266,315
Total U.S. Dollar Denominated Bonds & Notes (Cost $62,134,358)		61,300,209
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $200,603)	200,603	$200,603
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $62,334,961)		61,500,812
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.02%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,562,008	1,562,008
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	4,012,280	$4,013,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,575,492)		5,575,492
TOTAL INVESTMENTS IN SECURITIES-108.47% (Cost $67,910,453)		67,076,304
OTHER ASSETS LESS LIABILITIES-(8.47)%		(5,237,964)
NET ASSETS-100.00%		$61,838,340

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $1,408,607, which represented 2.28% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,485	$1,039,798	$(1,021,680)	$-	$-	$200,603	$2,145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,368,978	5,295,045	(5,102,015)	-	-	1,562,008	17,657 *
Invesco Private Prime Fund	3,566,104	11,085,073	(10,637,359)	(76)	(258)	4,013,484	49,192 *
Total	$5,117,567	$17,419,916	$(16,761,054)	$(76)	$(258)	$5,776,095	$68,994

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.69%
Alabama-1.16%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,248,488
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,225,197
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	585	591,614
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	500,578
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	520,805
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,093,347
Huntsville (City of), AL Health Care Authority, Series 2020 B-1, RB, (INS - AGM)(a)	3.00%	06/01/2050	355	296,879
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	1,000	1,118,622
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	1,030	1,147,872
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,000	1,099,928
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	1,000	1,123,469
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	1,000	1,110,236
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,167,875
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	2,865	3,114,668
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	4,100	4,525,204
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	2,085	2,335,322
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,666,316
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,094,854
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,175	1,262,089
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	155	151,184
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	220	203,079
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,000	1,092,779
				36,690,405
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	200	192,264
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	29,160
				221,424
Arizona-1.51%
Arizona (State of) Industrial Development Authority, Series 2024, RB	5.00%	11/01/2049	35	37,945
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	2,000	1,671,360
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	988,041
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,951,730
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	15	16,339
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	758,861
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	2,010,810
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	45	45,087
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,807,212
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	715	715,239
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,673,450
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	1,000,334
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	2,250	1,731,294
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,545,610
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,020,068
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,010,604
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,227,588
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,176,879
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	750	813,558
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2040	$5	$5,452
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,387,583
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	5	4,838
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	210	231,380
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	50	54,589
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,126,573
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,119,019
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,055	1,163,649
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,000	2,232,576
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,000	1,114,338
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,011,740
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	77,917
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,666
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGC)(a)	4.00%	08/01/2054	200	199,783
				47,937,112
Arkansas-0.20%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	25	24,996
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	75,757
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	498,057
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,445	5,873,013
				6,471,823
California-15.62%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	1,003,945
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	5	5,620
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	5	5,602
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,010,834
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,625	2,640,157
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	15	15,048
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,196,888
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,037,732
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	575	575,444
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	130	130,163
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,200	2,213,950
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	200	200,575
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,085,974
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,273
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	195	184,861
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,473,894
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	185	188,075
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	325	290,418
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,258,724
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,059,134
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	200	217,201
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	55	55,104
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,101,922
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,017,699
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,017,699
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	10	8,181
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	40,484
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	32,644
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,155	1,191,683
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	20	21,893
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	41,010
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,085	2,315,742
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,165	1,204,821
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	$5,565	$6,146,510
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,400	1,138,675
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	10	10,355
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	20	20,934
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,585	1,770,356
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,000	1,037,268
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	25	28,070
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,170	1,316,429
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	74,415
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,025	1,147,746
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,035	1,181,663
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,379,693
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,708,556
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,200	1,247,642
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	25	28,272
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,780,152
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,020	11,345,289
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	435	499,301
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,005	1,171,328
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,005	2,276,184
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	112,705
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,000	2,239,087
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,025	1,138,825
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	1,010,366
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	10,392
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,460	1,662,588
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,140,447
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	49,901
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,990,855
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,377,756
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	600	616,871
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	940	940,434
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	335,391
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	413,291
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	176,049
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,214,840
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,796,154
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	825,643
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,360	1,354,178
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,029,401
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,321,360
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,607,581
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	4,221,142
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	826,337
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,836,284
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	280	230,702
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	765	678,691
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	$3,000	$3,031,567
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,410,702
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	175,542
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,212,971
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	500,882
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,755	2,936,063
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	628,119
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2042	750	782,409
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,059,322
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	35	38,954
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	10	11,044
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,000	998,466
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	540,899
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,876
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	20	20,601
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,955,576
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,744,765
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,529,442
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,010,555
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,234,358
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,141,769
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	15	16,589
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,798,740
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	1,028,169
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	1,006,894
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	213,801
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,043,262
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	5	5,361
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	345	349,873
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	555	607,655
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,127,760
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,000	1,114,705
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	185	187,446
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	60	59,304
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,565	2,054,259
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,117,246
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	100	70,166
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	130	130,188
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	$500	$476,236
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,000	1,116,156
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	115	116,321
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,010	1,034,137
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	400	401,022
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,180	6,441,077
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,335	2,422,281
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	30	31,891
California State University, Series 2023 A, RB	5.25%	11/01/2048	275	313,683
California State University, Series 2023 A, RB	5.25%	11/01/2053	245	278,220
California State University, Series 2024 A, RB	5.50%	11/01/2049	10	11,769
California State University, Series 2024 A, RB	4.00%	11/01/2055	145	146,180
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,000	1,171,786
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	125	125,174
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	20	22,681
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(c)	4.00%	06/01/2028	335	339,146
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	10	10,049
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,535,267
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,733,287
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	500	561,250
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	25	27,013
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	750	755,066
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	100	100,343
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	55,596
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	100	100,488
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	502,478
East Bay Municipal Utility District (Green Bonds), Series 2015 B, RB	4.00%	06/01/2045	1,020	1,020,889
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	25	26,068
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	740	796,480
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	505	568,371
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,100	1,234,129
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,500	1,775,436
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	205	188,432
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	110	113,338
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,000	1,003,270
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	640	644,473
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,090	3,034,135
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	135	135,826
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	35	39,162
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	1,007,725
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	500	547,178
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	500	500,448
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	60,346
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	100	83,589
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	425	464,342
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2042	30	30,099
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,287
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,090	2,103,417
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	20	20,072
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	475	476,713
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,249,027
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	600	673,777
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,616,118
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	750	772,245
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,073,838
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	$7,000	$7,021,448
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,026,159
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	75	77,938
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,077,856
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	128,155
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,039,396
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	750	755,660
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	400	403,038
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,565,415
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	82,553
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	5,032,922
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,379,675
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	5,029,880
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	30	30,535
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,117,250
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	144,809
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,132,059
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	50	52,088
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	495	524,388
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	135	142,921
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	85,514
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,375	2,549,354
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	50	55,307
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	25	27,626
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,089,168
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	110	121,675
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,382,914
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,339,978
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	50	55,939
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,610
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	105	117,985
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	56,311
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	11,125
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	25	27,629
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,065	1,171,434
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	270	305,862
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	10	11,466
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	15	17,087
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	11,333
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	20	22,259
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	554,451
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	330	374,782
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	15	17,036
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	85	89,319
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	70	74,424
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	200	200,379
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,418,744
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	45,414
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	15	15,248
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	43,444
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	15	15,233
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2016 A, Ref. RB	4.00%	10/01/2042	700	701,540
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,810,315
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	$25	$25,169
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,015	1,043,909
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,014,424
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	955	968,775
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	20,022
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	2,195	2,214,407
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	150	159,324
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,015	1,148,721
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	15	17,617
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,000	1,142,915
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	15	17,215
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,055	5,080,735
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,738,900
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,004,571
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,080	1,162,181
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,050	1,121,864
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	125	142,086
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	150	150,119
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	1,010,870
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	35	29,486
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,010,300
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,902,090
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,500	1,951,826
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	540	543,296
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	270	289,426
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	175	176,776
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	402,478
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	3,008,934
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,893,845
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	15	15,048
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,527,350
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,848,674
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	500	564,659
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	50	50,345
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	20,062
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,207,788
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	845	854,224
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	968,950
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,327,442
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,565,366
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	80	81,968
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,126,484
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,142,181
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	1,017,961
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,513,125
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,110	1,049,722
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,000	1,119,856
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	56,809
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,100	1,163,939
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,134,022
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	5	5,428
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	15,213
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	50	55,755
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,548,022
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	205	228,343
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	500	503,329
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,463,584
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	$2,250	$2,309,610
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,588,817
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	299,065
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	42,409
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	145	160,226
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	640	701,702
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,112,172
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,015	1,094,237
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	150	151,066
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,135	1,265,091
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	280	311,698
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,196
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,174
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	5	5,296
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	1,000,554
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,000	1,074,084
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	80	81,874
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,635	6,763,740
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	22,120
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	320	265,015
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	300	273,312
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,025,056
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,411,610
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	5.00%	07/01/2043	10	11,349
San Diego Unified School District (Election of 2018), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	1,009,510
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	2,010	2,238,601
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,651,277
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	25	25,559
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	35	37,107
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	2,750	3,098,780
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	10	11,173
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,000	1,008,420
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,950
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	610	615,279
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	115	126,782
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	924,730
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	1,004,670
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,043,095
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,500	1,668,575
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	710	591,887
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	56,622
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	25	28,145
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	250	252,043
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	270	234,350
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,077,476
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	$3,000	$2,759,917
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	150	151,661
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,000	1,131,136
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,600	1,606,568
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,001,409
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	1,020,417
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,349,796
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,549,017
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,680
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,035	1,155,851
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	101,317
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	215	217,771
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	15,209
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	665	702,782
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,290,957
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	760	787,392
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,512,174
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	35	30,010
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	710	700,124
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,000	938,230
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	30	25,299
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,123,962
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,624
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,020,364
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	90	90,643
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,285,318
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	450	503,046
Southern California Water Replenishment District, Series 2015, Ref. RB	5.00%	08/01/2041	80	80,952
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	100,515
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	70	70,766
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,130	1,132,803
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,059,157
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,023,175
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,700,562
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,371,541
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	545,481
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	70	70,671
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	40	40,578
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,003,901
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,525	4,951,939
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,005	2,300,028
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,015	2,298,206
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,080	2,360,280
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	440	514,945
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	150	173,234
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	220	251,481
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	35	40,962
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	60	68,586
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,000	1,112,172
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	630	631,705
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,325	1,380,266
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,919
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,575	1,660,622
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	165	165,968
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	200	209,630
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	731,774
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	$750	$797,371
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	130	108,866
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	1,001,073
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	20	19,714
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	200,170
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	575	579,254
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	30	33,466
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	24,984
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,000	1,115,484
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	1,005,057
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	1,000	1,107,103
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,370
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	345,187
				495,731,706
Colorado-2.25%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	140	141,893
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	75	83,263
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	55	55,010
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	75	78,212
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	10	9,926
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	300	300,314
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2039	5	5,072
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	85	101,651
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGM)(a)	5.25%	12/01/2049	10	11,166
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,049,150
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	160	158,786
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	334,833
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,570	4,481,402
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	14,453,626
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	7,000	5,603,802
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	885	871,706
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	345	336,363
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	75	78,156
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	360	289,109
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	730	682,937
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,678,142
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,102,708
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	180	201,964
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	260	285,474
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	75	81,057
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	5	5,455
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	45	48,981
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	120	116,384
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes), Series 2017, RB	5.00%	12/31/2056	450	450,038
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	707,077
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	685,335
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	170	190,568
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	$5	$5,000
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,022,787
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	770	785,545
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	185,367
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,050	1,045,719
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,549
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,178,990
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,437,323
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,014,781
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,106,674
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	770	844,473
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	415	472,036
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	355	372,806
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,250,615
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	750	756,809
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,795,341
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,676
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,563,938
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,010,424
				71,554,413
Connecticut-0.42%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,224,510
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	911,551
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	70	75,514
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	613,433
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,096,062
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,235,537
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	750	767,840
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	275,761
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	20	22,746
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2041	5	5,118
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	5	5,091
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	855,579
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	770	859,573
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	679,326
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	295	295,346
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	10	10,057
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	9,699
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	268,930
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	500	502,905
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	100	100,339
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	5	4,750
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	25	25,280
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,525,911
				13,370,858
Delaware-0.08%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	500	499,717
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	50	51,144
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,050	1,030,184
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	1,000	1,004,833
				2,585,878
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-1.65%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	$500	$500,493
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	56,382
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,138,427
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	4,035	4,230,040
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	47,665
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	250	252,343
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,102,878
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	55	58,520
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	762,058
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	500	501,890
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,204,405
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,070,719
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	1,005,664
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,075,771
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,035	1,156,706
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,080	1,202,678
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,065	1,180,581
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	941,831
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	960	1,080,867
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2040	15	16,891
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	35	39,245
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	70	78,171
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	20	22,256
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	185	205,189
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	10	11,307
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	35	39,381
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,816
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	10	11,170
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,535	2,821,334
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,000	1,104,361
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	5	5,058
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	1,800	1,869,248
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,000	1,025,683
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	55	58,703
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	320,434
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,592,626
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,000	978,363
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,025	977,585
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	4,755	3,737,264
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	534,336
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	3,615	3,532,657
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,005	1,040,566
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	30	31,022
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	476,327
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,040	3,239,969
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	226,031
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	1,605	1,751,179
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	210	183,059
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	510	515,296
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,970	1,980,175
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	275	294,991
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,000	1,012,152
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	20	21,678
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	40	44,923
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	255	280,804
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	15	16,594
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	1,500	1,530,080
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,000	1,086,660
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	1,000	1,020,053
				52,319,555
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.75%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	$365	$361,473
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	840	673,727
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,340	1,305,893
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	300	305,998
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	35	36,960
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	950	1,009,274
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	460	460,002
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	10	10,789
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	700	621,672
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	215	217,943
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	95	95,828
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	345	346,591
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	1,003,093
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	982,790
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	765	861,860
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	145	145,464
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	645	646,960
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,945
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,102,793
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	25	26,435
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,188,860
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2049	370	401,250
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2054	440	473,024
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,150	2,208,568
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	15	14,149
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	155	142,090
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,830,660
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	340	372,891
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	465	465,817
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	370	289,371
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	90	92,536
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,481,097
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	4,000	4,528,336
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	2,000	2,255,945
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2048	1,500	1,698,126
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2053	800	902,378
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	250,200
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,129,281
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,102,480
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,500,439
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	80	85,204
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	280	257,845
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	380	366,009
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	55	60,137
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	190	199,014
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,812,183
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	285	279,068
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	$35	$33,944
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,085	885,234
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,000	3,324,397
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	50	56,251
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	35	33,722
JEA Electric System, Series 2017 A, Ref. RB	4.00%	10/01/2039	5	5,071
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,020	1,132,054
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,100	1,237,362
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	85	82,682
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	570	584,039
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	60	59,463
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	25	27,960
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	300	336,988
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,400	1,583,983
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,265	1,250,396
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	55	56,374
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	645	641,093
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	985,733
Miami (City of) & Dade (County of), FL School Board, Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	430	464,658
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,171,902
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,095,978
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	595	677,694
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2040	3,515	3,545,629
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	405	405,162
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,007,448
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,958,888
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,132,006
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,045	1,947,491
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	210	206,872
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	370,336
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	91,848
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	337,087
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	90	90,138
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	45,097
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,180	1,182,581
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,060	4,528,863
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	50	50,024
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.13%	10/01/2039	140	133,234
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,115	1,119,038
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,660	2,642,541
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	5	4,989
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	65	65,184
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	159,793
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	202,298
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	1,065	1,074,529
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	217,098
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	175,630
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	540	540,479
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	250,089
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	296,201
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	20	21,596
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	245	246,536
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,480	1,641,062
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	1,090	887,180
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	485	494,657
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	$5	$5,030
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	30	29,492
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2044	1,000	1,001,198
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	20	20,057
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2049	75	74,449
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	25	27,540
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	165	177,108
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	60	64,321
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2040	125	125,705
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	150	157,501
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	255	250,085
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,064,739
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	5,956,520
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	185	158,073
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,300,189
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,553,674
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	971,884
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	25	28,010
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,000	999,991
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	300	320,046
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	72,619
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	400,462
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	195	202,418
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	725	752,580
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	55	55,929
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	1,000	1,102,694
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	100	104,764
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	625	605,380
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	915	986,464
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	75	74,325
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,000	790,508
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	992,528
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	275	283,891
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	1,310	1,283,451
St. Johns County School Board, Series 2024 A, COP, (INS - AGM)(a)	5.50%	07/01/2049	525	588,800
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,216,745
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	5,000	5,454,484
St. Petersburg (City of), FL, Series 2016 B, Ref. RB	3.00%	10/01/2039	705	642,653
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	70	75,935
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	280	279,559
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	805	805,519
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,075,310
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,121,548
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	700	700,533
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,773,815
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	1,035	1,155,545
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	185	203,221
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,651,017
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	$1,000	$1,092,241
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,449,496
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,391,946
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	551,627
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	2,190	2,449,518
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,636,227
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,128,365
				150,864,759
Georgia-2.02%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	2,940	2,958,001
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	125	115,443
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,171,783
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,129,906
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,122,796
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,116,052
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,112,166
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	5	5,501
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2040	415	418,757
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	25	25,197
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGM)(a)	3.50%	10/01/2042	240	223,119
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	1,005	1,005,464
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	70	59,029
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,384,132
Burke (County of), GA Development Authority (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	70	67,100
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	915	957,999
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	984,723
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	80	86,882
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	454,211
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	410	391,649
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,005	1,120,220
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,050	1,165,762
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	380,853
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	115	86,100
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	220	212,614
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	5	4,917
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,421
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	5	5,121
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,035	1,032,095
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,094,980
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	15	15,021
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	1,345	1,318,770
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	691,522
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	788,187
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,920,502
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	1,026,484
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	750	782,519
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	$2,305	$2,392,785
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,671,381
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	3,026,791
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,117,058
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,285,608
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	1,000	1,005,112
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	1,008,885
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,410	1,418,416
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,115,474
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,009,192
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	85	85,110
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,150	1,059,493
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2040	50	53,472
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	830,996
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,164,372
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	525,620
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	25	25,639
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	10,234
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	25,185
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	30	30,032
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	695	695,597
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	45	45,874
				64,048,324
Hawaii-0.20%
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	500	519,221
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,582,134
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,121,484
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	3,039,541
				6,262,380
Idaho-0.15%
Idaho (State of) Health Facilities Authority, Series 2017, RB	4.00%	12/01/2046	30	29,246
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	20	19,740
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	2,860	3,117,158
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	1,005	1,119,431
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	65	71,796
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	525	527,636
				4,885,007
Illinois-3.78%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,579,902
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,873,234
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,033,605
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,545,769
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,089,456
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,100,033
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,630,664
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.50%	11/01/2062	1,200	1,327,494
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	275,238
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	1,027,912
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	214,556
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	236,596
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	261,675
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	$1,000	$1,010,284
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	240	244,626
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	70	70,320
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	530	525,723
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,595	1,657,706
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	250	258,955
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,645	6,580,387
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	740	801,335
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	20	21,890
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,072,693
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	104,783
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,097,307
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	20,155
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	900	901,419
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,021,310
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	500	525,197
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	35	34,046
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	575	564,751
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	600	633,383
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	852,673
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	135	143,712
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2039	25	25,268
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	95	104,727
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	50	54,596
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	3,370	2,736,690
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2041	20	19,729
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	70	69,508
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	525	528,346
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	1,790	1,963,507
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2040	980	972,875
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,130	1,190,925
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,240	2,478,663
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,632,389
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	550,144
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	400	440,099
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	405,699
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	272,995
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	217,557
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,370	1,494,454
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	15	16,108
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	115	126,871
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	20	21,989
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	25	27,817
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	20	22,150
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	5	5,518
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	120,083
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	190	208,758
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	45	48,652
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2039	10	9,947
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,024,609
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,335,955
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,370	1,356,015
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	812,645
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,374,695
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	100	101,155
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,030	1,071,100
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	405	433,550
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	$550	$584,413
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,600	1,545,173
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	245	245,853
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,280	3,396,742
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,575	4,310,777
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2044	125	125,518
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,040	3,356,878
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	95	103,944
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	250	250,735
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	190	202,743
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	110	116,305
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,426,656
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,325,191
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,058,798
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	60	56,933
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	625	647,969
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	1,000	993,996
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,000	963,023
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,840	1,732,163
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	130	129,104
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	25	25,225
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	200	202,476
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	175	178,075
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,630	5,869,366
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	130	138,554
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,090	4,446,494
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,790	2,995,948
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	85	93,883
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	10	10,049
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	35	38,352
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	15	14,953
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,045	1,135,376
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,669,352
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,689,521
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,104,786
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,015	2,258,393
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	320	320,031
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(a)	5.00%	12/01/2046	600	617,167
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,394,289
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	150	158,319
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	2,014,193
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	750	763,262
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	165	164,484
Springfield (City of), IL, Series 2015, Ref. RB(c)	4.00%	03/01/2025	110	110,219
Springfield (City of), IL, Series 2015, Ref. RB(c)	5.00%	03/01/2025	3,000	3,006,167
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2043	25	24,907
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	315	309,757
				119,941,089
Indiana-0.88%
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,148,794
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,329,990
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	$2,000	$2,321,556
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	50	50,833
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,475	1,437,124
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,620,399
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	1,000	1,000,219
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	979,123
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	45	48,289
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	290	299,562
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	5	4,854
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,053,231
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	65	66,257
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	5	5,563
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,284,298
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,809,412
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	50	55,001
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,270,656
				27,785,161
Iowa-0.02%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	150	118,816
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	30	29,632
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	20	19,549
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	50	48,817
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	513,920
				730,734
Kansas-0.14%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,515	1,643,627
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	250	268,130
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	25	25,490
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,009,377
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,510,642
				4,457,266
Kentucky-0.30%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	5	5,210
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,110	1,143,633
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,240	1,284,234
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	275	275,268
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	07/01/2040	810	812,507
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	1,002,088
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,020,730
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2045	65	63,304
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	5	5,581
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	795	781,389
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	200	210,381
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	25	27,320
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	$230	$240,189
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,078,649
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	500	541,289
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	470	421,785
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGM)(a)	3.13%	06/01/2046	635	537,701
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	5	4,900
				9,456,158
Louisiana-0.84%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	25	24,881
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2042	5	5,049
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,015,052
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,843,639
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,568,498
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,383,888
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,025	1,043,872
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,805	5,643,204
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	125	125,159
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	30	30,723
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	2,790	2,259,203
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	1,235	1,212,212
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,077,919
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	70	74,801
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	110	118,309
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	760	826,109
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,062,393
Shreveport (City of), LA, Series 2015, Ref. RB	5.00%	12/01/2040	65	65,752
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,208,758
				26,589,421
Maine-0.21%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,962,315
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,325,794
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	15	15,649
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	301,894
				6,605,652
Maryland-0.90%
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,732,940
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	634,559
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	968,971
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	55	60,467
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	25,013
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	5.00%	07/01/2047	1,000	1,005,295
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2015, Ref. RB	5.00%	08/15/2042	300	300,643
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,063,286
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	$1,100	$1,128,297
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	235	223,206
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	540	540,252
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	47,853
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,000	992,260
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	1,050	1,095,178
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,890	1,895,680
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,000	990,465
Maryland (State of) Stadium Authority, Series 2024, RB	4.00%	06/01/2049	280	279,358
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	110	122,982
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,036,322
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	301,098
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	500	502,456
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,073,134
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,065,022
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2042	555	625,280
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	5	5,602
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGM)(a)	5.00%	07/01/2054	195	205,941
Montgomery (County of), MD (Trinity Health Credit Group), Series 2015, RB	5.00%	12/01/2044	1,650	1,656,012
				28,577,572
Massachusetts-4.51%
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	45	45,020
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2040	1,000	1,008,780
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	3.25%	09/01/2040	70	66,712
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,100,933
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	100	100,005
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	800	800,972
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	760	683,245
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	300	300,095
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	340	294,903
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,065	1,065,306
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,810	1,813,636
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,906,569
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,351,183
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	15	15,433
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,000	1,037,579
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,213,093
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.50%	02/01/2040	500	491,632
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	60	60,164
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	300	300,722
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2039	40	41,942
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,344,166
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	46,701
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,736
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	10	10,466
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	103,984
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	10	10,645
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,789,392
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,233,374
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	30	31,929
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	5	5,310
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	135	143,149
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	$470	$377,042
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	135	110,428
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,005	1,077,072
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	40	42,544
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2039	20	18,377
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,688,913
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,725,667
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2040	70	53,749
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	818,647
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,071,346
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	20	21,742
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,017,608
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	43,738
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	15	16,726
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,345	18,858,672
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	290	317,331
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	5	5,554
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	60	67,211
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,093,126
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,119,071
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,199,200
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2053	205	223,060
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,170	2,383,233
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	2,500	2,726,513
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	5	5,610
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	5	5,592
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	5	5,681
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	670	756,465
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	5	5,610
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	1,000	1,100,442
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,000	1,097,254
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,000	1,095,414
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	25	25,772
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,307,666
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,020,351
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	460	463,045
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,814,780
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	15	16,746
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,000	1,119,091
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	1,000	993,534
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	730	790,312
Massachusetts (Commonwealth of) Development Finance Agency, Series 2015 F, Ref. RB	5.00%	08/15/2040	430	432,980
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	165,161
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,036,811
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	5	5,577
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	675	746,798
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	310,104
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	25	25,096
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2021, RB	4.00%	06/01/2056	590	491,217
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,725	1,861,197
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	265	265,183
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	$305	$294,573
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	90	86,457
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,820	1,952,649
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	145	145,324
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,625,448
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	15	15,521
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,730,337
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,041,269
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	150	151,014
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	175,504
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	220	189,759
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2040	2,400	2,963,022
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,605	1,773,856
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	30	29,873
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,874
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	40	40,568
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	70	70,216
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	380	369,297
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,024,245
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,100,114
Massachusetts (Commonwealth of) Development Finance Agency (SpringField College), Series 2021 B, Ref. RB	4.00%	06/01/2050	500	428,854
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	568,214
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,918,744
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,479,574
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	145,386
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	4.00%	11/15/2046	5	5,008
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,415	3,504,602
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	140	140,495
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	1,000	1,047,692
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,049,235
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,326,265
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	25	25,022
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	20	20,055
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,302,977
				143,264,878
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.94%
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	$50	$48,437
Eastern Michigan University, Series 2018 A, RB, (INS - AGM)(a)	4.00%	03/01/2044	165	164,379
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	65	72,347
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	556,514
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	300	318,493
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	750	801,344
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,000	1,100,240
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,090,557
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	715	796,374
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,315,102
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	370	379,033
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	135	146,180
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,055	1,064,592
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,075	1,096,437
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	2,390	2,409,454
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	113,628
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	1,000	1,127,763
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	30	33,702
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,005	1,164,103
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	690	768,634
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,020	1,147,416
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,120	1,281,169
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	800	807,845
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	604,994
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	750	770,637
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	5	5,120
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,091,042
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	982,300
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	750	750,464
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	175	186,401
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,009,133
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	435	418,205
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,000	1,003,470
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	161,958
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,018,712
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,410	1,355,165
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,175	1,109,208
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	4.38%	02/28/2054	870	869,069
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2057	540	596,749
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,005	983,521
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	110,293
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2040	450	449,747
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	100	97,652
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,011,190
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,551,936
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,610	1,609,089
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	580	565,427
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	3,575	2,976,005
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	550	536,006
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,429,780
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,075,157
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,157,336
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	335	327,189
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,315,085
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	261,435
Michigan State University Board of Trustees, Series 2024 A, RB	5.00%	08/15/2049	100	109,786
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	1,000	1,109,846
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	198,607
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	$5,000	$5,423,497
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	1,005	1,051,166
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,633,919
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,009,089
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	237,130
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	505,307
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,200	1,171,738
				61,643,303
Minnesota-0.43%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,224,764
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,028,381
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	20	20,051
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	910,055
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,193,725
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,091,489
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,029,722
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,361
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	5	5,049
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	500	494,062
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	100,356
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	70	64,355
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	505	564,730
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	80	91,263
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	75	74,622
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	10	11,130
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	480	527,207
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	580	580,981
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	50	53,835
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,070	1,118,269
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	2,000	2,001,789
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	215	231,243
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	70	64,976
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	10	10,144
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,405
				13,517,964
Mississippi-0.05%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	340	336,785
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2041	295	295,111
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,008,832
				1,640,728
Missouri-0.86%
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	218,678
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	250	250,785
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	$2,190	$2,193,308
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	5.00%	05/01/2046	1,025	1,052,998
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	773,843
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	640	492,848
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	50	49,398
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	550	550,022
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	59,198
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	185	185,532
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	2,003,951
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2015 A, Ref. RB	5.00%	11/15/2039	635	640,457
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	20	19,986
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,910	1,893,745
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	855	840,682
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	215	215,003
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	435	401,846
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,515	1,509,783
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	65	64,245
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	45,152
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	532,492
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	925	926,292
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,065	5,011,780
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,922,611
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	20,032
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	215	215,219
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,459,142
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	190	193,399
St. Louis (City of), MO, Series 2024, RB, (INS - AGM)(a)	5.25%	07/01/2054	500	550,998
				27,293,425
Montana-0.10%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,409,762
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	800	648,593
				3,058,355
Nebraska-0.51%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,464,504
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	5.00%	11/01/2045	10	10,081
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	750	747,266
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	10	10,052
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	15	15,061
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	624,262
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	700	747,985
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,844,031
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,360,091
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,010	2,238,333
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,219,387
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,219,387
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	990,833
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	125	99,941
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	$75	$72,140
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	500,563
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	999,971
				16,163,888
Nevada-0.46%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	132,144
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,153,540
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	487,193
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	2,355	2,452,423
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,075,701
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	620	623,928
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,740	1,818,472
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,360	2,288,966
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	930	1,001,521
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,045	1,066,830
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	1,155	1,175,410
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	1,005,570
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2043	175	175,004
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	195	206,501
				14,663,203
New Hampshire-0.14%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,500	1,500,535
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	300	326,549
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	500	491,939
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,873,332
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	300	245,227
				4,437,582
New Jersey-3.14%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,205	1,316,070
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,503,558
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,675,857
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	502,892
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	500	501,080
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	750	782,236
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	60	60,190
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	250	285,548
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	90	102,558
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,569,425
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	817,284
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,610	1,636,967
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,499,954
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	773,074
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,631,947
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,200	1,112,241
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	55	55,217
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	10	11,277
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	800	823,147
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	$730	$607,646
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	179,742
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	1,235	1,236,580
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	385,592
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,000	1,028,319
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,605	1,634,414
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	360	360,971
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	816,808
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	610,568
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	25	27,843
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,011,756
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	345	277,733
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	935	933,097
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB(c)	4.25%	01/15/2025	555	555,583
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	25	25,122
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,200	1,201,965
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,566,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	520	478,358
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,300	1,279,692
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(c)	5.00%	12/15/2028	1,525	1,663,536
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,840	2,956,517
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.00%	12/15/2039	25	25,207
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	824,760
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB(c)	5.00%	12/15/2030	220	247,847
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,008,211
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,050	1,138,820
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,200	2,197,366
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,066,474
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	817,330
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,200	3,160,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	215	217,707
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	710	713,777
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,325	1,317,159
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	10	11,225
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(c)	5.25%	12/15/2032	290	340,674
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(c)	5.50%	12/15/2032	1,000	1,192,611
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,475	1,488,866
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,258,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	1,005,012
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	460	505,679
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	595	662,103
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	544,424
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	308,673
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(c)	5.00%	06/15/2048	345	399,117
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	250	260,615
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,000	1,129,100
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	70	78,600
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	30	33,445
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	$250	$256,383
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	155	171,107
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,450	1,581,355
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,100	2,319,320
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	625	652,591
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	5,064,723
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,466,111
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,671,623
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,542,146
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,955,823
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,874,638
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,895,927
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,430	1,601,497
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGM)(a)	6.00%	11/15/2062	1,000	1,162,433
				99,667,810
New Mexico-0.03%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,000	982,768
New York-21.84%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	90	99,485
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,000	2,197,713
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,503,279
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,855,138
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,937,069
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	115,549
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,262
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	1,022,877
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	188,902
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,700	1,756,767
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	130	129,077
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	846,098
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	292,491
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,144,871
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	1,075	1,077,901
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,500	2,507,010
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	36,060
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	815	835,064
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	25	25,513
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,351,722
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,230	1,270,905
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	2,000	2,197,647
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,189,669
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,119,334
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,725,585
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	630	625,026
Metropolitan Transportation Authority, Series 2015 B, RB	5.00%	11/15/2040	45	45,183
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	10	9,804
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	620	620,512
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	25	24,373
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,280	2,252,008
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	80	78,217
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	64,940
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	225	223,813
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	2,240	2,249,122
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	1,650	1,654,977
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2045	$500	$494,347
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,380	1,375,306
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	995,336
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	320	278,021
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	20	20,230
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,051,265
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,333,016
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	110	109,132
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	774,162
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,030,852
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,650,261
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	80	85,226
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	25	26,534
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	55	57,986
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGM)(a)	4.00%	11/15/2047	370	367,067
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	10	10,532
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,829,462
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	500	502,311
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2044	25	25,059
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,973,710
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,300	2,380,221
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,230	2,320,196
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,313,049
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	100,549
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,000	979,126
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,005	993,638
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	325	357,777
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	515	513,248
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	785	877,900
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	25	27,322
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	5	5,447
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	210	230,233
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	700	694,190
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	10	11,033
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,355	2,413,211
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	65	65,818
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	480	481,107
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	115	115,265
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,060	2,058,768
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,327,844
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,660	3,677,680
New York & New Jersey (States of) Port Authority, One Hundred Eighty Ninth Series 2015, Ref. RB	5.00%	05/01/2040	1,000	1,005,572
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	1,120	1,132,410
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	4.00%	10/15/2045	1,045	1,045,096
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	35	35,928
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,000	999,446
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	15	15,127
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,070	2,111,132
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,055	1,161,995
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,096,747
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	25	25,073
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,818,261
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,094,649
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,000	1,089,900
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	85	94,950
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	20	19,998
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	492,423
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	$100	$102,139
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	100	101,634
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,489,072
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,091,948
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	25	26,166
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	985	987,187
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	510	516,922
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	15	16,041
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	90	95,865
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	5	5,394
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	37,712
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	15	15,166
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	5	5,053
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,700	3,987,651
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	100	87,103
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	30	32,632
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	40	44,397
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,634
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	40	44,815
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	95	105,889
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	43,898
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	130	141,411
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,100	3,119,371
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	115	128,935
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	5	5,580
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	25	27,791
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	15	16,798
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	15	16,763
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	15	16,672
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	231,310
New York (City of), NY, Series 2024 C-1, GO Bonds	5.25%	09/01/2046	1,000	1,131,446
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	1,000	1,103,510
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	1,000	1,100,651
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	75	84,013
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,000	1,112,504
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	230,868
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	100	111,131
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	560	593,445
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	220	232,510
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	5	5,021
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	25	26,314
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,494
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,100	1,146,822
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,406
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	100	91,255
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	55,454
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	25	26,739
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,000	1,004,730
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	460	489,026
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	50	50,101
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	55	46,011
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	569,004
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	775	879,970
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	505	570,407
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	565	636,009
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	325	363,881
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,489,405
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	5	5,582
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	$1,605	$1,807,601
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,080	3,456,726
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,590	1,767,230
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,575	1,566,789
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	885	992,284
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,200	1,190,419
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,128,429
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,553,590
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	4,126,091
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	4,062,077
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,520	1,512,540
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	305	305,004
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,500	1,499,841
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	10	10,001
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	435	365,729
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	200	200,205
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	25	25,489
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	385	369,401
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	100	103,619
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	30	31,041
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	45	46,192
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	140	137,057
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	410	391,425
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	1,315	1,386,094
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	45	47,718
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,015	5,359,277
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	30	30,371
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,044,477
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	353,793
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	855	922,156
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	709,237
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	823,976
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,993,895
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,066,239
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,460	1,479,266
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	175	177,089
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	55	55,657
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	40	43,299
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	120	111,413
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,224,283
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,973,552
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,155	9,972,986
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	994,710
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,105	1,205,399
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,572,467
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	60	65,425
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	5,074,107
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	500	506,815
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,478,401
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,790,440
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	50	50,731
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,474,300
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,510,620
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,000	1,011,229
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,115,330
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,681,270
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	$1,500	$1,636,775
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,113,390
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	10	11,219
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,235	2,497,894
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	475	525,616
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	160	160,331
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,000	1,007,737
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	150	151,087
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	730	731,051
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2043	1,260	1,261,601
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	70	70,008
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	5	5,087
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2040	250	250,136
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	90	91,412
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	15	15,015
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	95	94,916
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	50	49,894
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	105	104,907
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	30	31,048
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	15	15,439
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	1,100	1,141,018
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,415	1,302,537
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	95	94,831
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	195	201,182
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	30	30,031
New York (City of), NY Transitional Finance Authority, Series 2018 A, RB	4.00%	08/01/2041	420	422,235
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	25	26,262
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	65	65,223
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	245	245,418
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	60	62,986
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	590	549,424
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	68,451
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	505	479,641
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	550	553,659
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	520	521,425
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	30	30,213
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	20	20,038
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	435	435,597
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	100	83,831
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,044,655
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	180	180,412
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,725	1,729,666
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	15	15,237
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	50	51,014
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	10	10,095
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,662,628
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	50	45,170
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	57,829
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	750	765,827
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	200	203,220
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,640	1,658,965
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,009,420
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	970	972,062
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,993,334
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	187,754
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	635	509,554
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	30	33,367
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	844,504
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	785	862,546
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,250	1,248,874
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	$5	$5,530
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	35	38,594
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	691,643
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	385	420,860
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	260	280,712
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,072,339
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	3,055,165
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,039,620
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,230	2,437,710
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,535	3,540,944
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,495	3,773,420
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	240	270,990
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,122,049
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,720	1,922,913
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	300	333,699
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	740	819,081
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	220,002
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	545	596,402
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	327,440
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	435,584
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	977,293
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,065	2,237,599
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,133,295
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,645,634
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,610,244
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,238,006
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,229,816
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,414,510
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,208,209
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,194,862
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,545	2,825,925
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	525	586,017
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	215	239,708
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,114,919
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	5,088,016
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,500	1,703,602
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,000	1,122,840
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	5	5,574
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,000	1,108,297
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,000	1,105,002
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,102,100
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,000	1,124,552
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,000	1,100,690
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	500	495,464
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	120	137,332
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	570	651,103
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	235	266,592
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	80	91,122
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	90,509
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	330	369,879
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	500	550,692
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	345,968
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	547,468
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,720	4,143,627
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	30	33,897
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	500	561,830
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,000	1,100,574
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,000	1,121,684
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,960	1,962,890
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	150	133,208
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	$395	$368,157
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	395	416,956
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	25	26,298
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,035	1,183,851
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	456,787
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,140,881
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,129,825
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,125,914
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,000	2,272,772
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,089,482
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,546,991
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	140	140,265
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2042	325	325,776
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2040	135	138,342
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	30	30,072
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,020	1,052,502
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	25	25,745
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	997,806
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	285	297,086
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	645	646,025
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	10	10,511
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,064,066
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	400	400,738
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	120,215
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,255,590
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,505	1,505,424
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,064,406
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	665	706,984
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,909
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,054,412
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,271,833
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	40	32,653
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	1,315	1,306,733
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,943,570
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,050	952,856
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	575	514,726
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,015	1,021,211
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,325,031
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	285	306,637
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	3,475	3,454,865
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	500	496,541
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	5	5,082
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	65	65,663
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	540	543,851
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	53,843
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,688,143
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	230,131
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	505	415,443
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,175	2,398,588
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	235	236,909
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	20	20,134
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,055	1,142,142
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	855	779,612
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,750	1,864,966
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	30	33,589
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	10	11,152
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	1,002,618
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	15	16,836
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	625	691,990
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	110,143
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	$500	$550,422
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	109,531
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	255	287,357
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	175	195,986
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	460	511,964
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	820	908,459
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	30	33,137
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	25	27,542
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	500	558,470
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,850	4,280,648
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	1,355	1,347,604
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	3,830	4,395,099
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	375	403,334
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	25	26,655
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	498,683
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,100	4,205,956
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	275	291,152
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	45	47,378
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	25	22,829
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,055,282
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,635	1,632,327
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	50	50,091
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,512,184
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	225	225,765
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	509,236
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	755,645
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,911,308
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	765,065
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,045	1,047,165
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,984,272
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,645	5,968,153
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	83,617
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,001,464
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,624,462
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	110	114,389
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	28,060
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	09/01/2050	40	31,355
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	2,300	2,304,654
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,017,915
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	74,271
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	755	756,032
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,510	2,695,315
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	225	206,446
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,775	1,783,174
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,351,304
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Series 2015 A, Ref. RB(c)	4.13%	05/01/2042	5	5,015
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	6,047,796
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	5	5,015
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	83,837
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	190	193,034
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,732,285
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	992,654
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,928,355
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,594,926
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	$3,000	$3,067,965
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,220	1,215,513
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,469,368
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,929,926
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,504,292
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	330	328,738
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	1,200	1,318,742
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	510	517,245
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,530	1,549,300
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	5	4,885
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	159,579
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,056,275
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	991,539
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	605	495,016
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	30	29,599
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	410	313,438
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,071,312
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	1,325	1,320,844
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2050	1,000	991,428
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	3.00%	01/01/2053	290	230,987
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,701,101
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	215	168,202
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,791,406
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	375	372,200
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	50	50,213
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	10	11,224
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	225	247,578
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	60	59,794
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,010	1,125,615
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	945	1,019,182
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	475	476,079
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	705,725
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	240	240,704
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	140	155,252
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	55	60,723
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,130	1,229,808
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,109,104
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	385	385,474
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,967,219
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	488,612
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,000	992,219
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	25	25,332
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	5	5,010
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	1,000	1,046,662
New York (State of) Utility Debt Securitization Authority, Series 2022 TE-1, Ref. RB	5.00%	12/15/2039	75	85,930
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,117,041
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,114,863
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,019,543
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	65	64,091
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,024,925
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,755,295
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	796,802
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	1,997,144
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	10	8,592
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,397,384
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,611,320
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	$5,000	$3,877,199
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	785,600
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,010,099
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,525,657
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	5,095,754
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,440,278
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,039,539
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	50	52,801
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	20	21,052
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	40	42,056
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	750	742,424
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	20	21,503
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	625,896
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	695,490
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,083,636
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	115	124,227
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	2,255	2,257,572
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	2,300	2,292,112
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,627,569
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	3,010	3,042,720
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,065,317
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,000	996,571
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	40,689
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,060	966,101
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,065	1,143,292
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	400	332,246
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,111,112
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	900	826,095
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	310	308,781
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	724,269
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,505	1,495,303
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	450	454,439
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	1,004,276
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,000	1,006,927
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	1,003,785
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,000	1,002,088
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	1,010,018
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	997,806
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	821,094
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	27,069
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	90	97,215
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,230	1,335,687
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,078,802
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,510,629
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,553,762
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	995,754
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,230,051
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,525	1,531,632
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	55	55,186
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	30	30,254
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	565	529,438
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	500	439,441
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	$200	$174,357
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	225	226,397
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,079,480
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,052,365
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	100	103,597
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,212,921
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	33,392
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	65,101
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	20	22,548
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,524,912
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,806,111
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,194,930
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,000	2,008,798
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,205,088
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	2,006,985
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,206,749
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	118,654
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,179,261
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	54,729
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	145	160,848
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	160	179,473
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,098,737
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	35	36,706
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	26,140
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,478,603
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	50,398
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,322,401
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,486,632
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,591,555
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,219,795
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,785,056
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	175	192,173
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,099,702
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,095,509
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	500	542,559
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,085,499
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	10,006,673
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,000	1,086,550
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,500,941
				693,260,861
North Carolina-0.76%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	500	413,476
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,203,683
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,827
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,066,197
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,831,867
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	409,384
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	745,036
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,466,482
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	818,814
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	10	10,078
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	153,358
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	782,254
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	100	103,003
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	10	10,032
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,045	1,027,637
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	$1,200	$1,186,268
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	992,104
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	852,000
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2040	65	65,383
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	500	502,128
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	75	74,676
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,532,357
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	50	50,046
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGM)(a)	5.00%	01/01/2058	2,000	2,155,727
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,739
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,075	1,122,200
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	30	30,110
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	430	501,725
				24,132,591
North Dakota-0.14%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	45	40,850
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	115	102,910
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,650	1,329,439
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	555	424,153
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	3,500	2,566,830
				4,464,182
Ohio-1.84%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	110	109,172
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	430	416,239
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	470	471,505
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB	5.00%	02/15/2041	45	45,672
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,029,857
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,024,676
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	191,145
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,015	957,972
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	45	45,731
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	1,008,640
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	45	41,907
Franklin (County of), OH, Series 2018 A, RB	4.00%	05/15/2047	990	972,151
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	505	527,192
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	100	99,304
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	50	48,728
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	60	60,030
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	140	136,482
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	751,948
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGM)(a)	4.25%	12/01/2048	1,000	1,012,751
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,831,194
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	175	161,635
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,813,806
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,505,917
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	795	730,279
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	298,094
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	993,773
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	1,270	964,740
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,179,628
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	2,000	2,018,650
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,021,470
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	130	130,257
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	75	74,871
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	$95	$95,347
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	225	225,307
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	5	4,796
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	5	4,991
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	105	85,431
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,218
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	240	233,842
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,199,013
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	35	28,169
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	31,227
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	560	558,300
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	537,989
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,067,033
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,090,546
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	5	5,363
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,010	1,083,153
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,000	1,066,545
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2046	250	272,515
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2039	10	11,378
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2040	75	84,949
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, RB	5.00%	12/01/2047	20	22,281
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	825	928,674
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,440	1,443,782
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,550	2,785,666
				58,546,931
Oklahoma-0.51%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	420,957
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	30	33,318
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,000	1,114,572
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2041	235	215,481
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	35	35,215
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,755	1,807,401
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	1,135	1,151,638
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	370	366,829
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,063,254
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,030	1,032,889
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	100	103,435
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,700	3,009,171
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	1,003,156
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,102,171
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,520	2,697,994
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	40	43,779
				16,201,260
Oregon-1.14%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,281,099
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	25	19,722
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	10	8,828
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	5	5,281
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	10	10,475
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,907,421
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,976,291
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	$20	$18,833
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	35	35,866
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,198,902
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,590,443
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	115	129,485
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	11,170
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,647,380
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,740,673
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	20	20,005
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,000	809,333
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	5	5,345
Salem Hospital Facility Authority, Series 2019, Ref. RB	3.00%	05/15/2049	40	32,073
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	65	63,801
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,548,418
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,118,596
				36,179,440
Pennsylvania-3.96%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,859,036
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,896,748
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	2,045,247
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,785	2,841,407
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	40	42,190
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	210	210,204
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,298,798
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	450	350,054
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	5	4,715
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	810	612,226
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	5.25%	12/01/2047	20	22,109
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,250	5,131,361
Chester (County of), PA Industrial Development Authority (Sustainability Bonds), Series 2021, RB	4.00%	12/01/2046	300	297,580
Chester (County of), PA Industrial Development Authority (Sustainability Bonds), Series 2021, RB	4.00%	12/01/2051	680	666,708
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	250	241,784
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,038,541
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	240	216,442
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,005	1,997,948
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,101,095
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,615,041
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,075,488
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,093,543
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,000	1,036,082
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,524,652
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,946,483
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	75	71,953
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	485	483,727
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	600	600,178
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	50	52,332
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	110	92,113
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	973,778
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	165	158,158
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	969,588
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	$1,000	$958,532
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,041,430
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	45	45,298
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	10	9,774
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	876,665
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	4.00%	08/15/2040	100	98,894
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	375	408,200
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	50	49,361
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	4.00%	09/01/2042	5	5,091
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	259,084
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	50	49,022
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	38,779
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	10	8,702
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	10	9,813
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	8,325,505
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	8,402,818
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,490,437
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	900	984,737
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	500	501,729
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	90	74,361
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	1,105	1,109,340
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.25%	09/01/2050	1,000	1,004,535
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,054,474
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	350	352,805
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,205,074
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	140	141,396
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	405	405,074
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	65	65,234
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	820	820,394
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	210	211,545
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	545	460,159
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	30	29,129
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,435	1,502,535
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,078,745
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	$5	$5,608
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	30	34,000
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	5	5,657
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	1,040	1,044,890
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	1,455	1,455,492
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	35	35,181
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	440	445,400
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	273,763
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	25	25,278
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	220	209,563
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	575	581,718
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	600	613,413
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,385	1,412,494
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	90	90,849
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	80	83,601
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	20	20,723
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	844,953
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,031,956
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	425	444,781
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	40	41,921
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	125	132,271
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	1,465	1,535,343
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	485	511,915
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,289,964
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	25	26,967
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	110	117,758
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	125	132,579
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,175	1,143,311
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,828
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	860	860,201
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	30	32,296
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	5	5,343
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	15	13,245
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	100,956
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	100,737
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	100,580
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	99,772
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	685	668,453
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	10	10,830
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,055	1,133,978
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	996,614
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	445	437,727
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,120	1,120,968
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	440	429,992
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	500	543,416
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	105	113,159
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	60	58,635
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	160	173,275
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	955	768,222
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	935	931,834
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	572,330
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	530	584,571
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,091,795
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	20	21,675
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	480	529,228
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	5	5,538
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	35	38,574
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	555,992
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	552,001
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	5,175
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	$55	$57,973
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,606,929
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,551,003
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,068,479
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,253,557
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	4.00%	08/01/2045	1,015	1,014,358
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	5.00%	08/01/2050	25	26,362
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	10	11,125
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	270	291,998
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	505	496,975
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,992,053
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	10	9,635
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,525,251
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	245,546
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	160	160,741
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	80	84,634
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	190	187,964
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,350	1,310,106
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	10	9,838
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	750	773,243
				125,604,039
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	945	922,596
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	351,793
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,035,649
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	20	21,616
				3,331,654
South Carolina-0.92%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,096,768
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	870	973,371
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	50,168
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	33,801
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	5	4,869
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	532,260
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	920	919,849
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	280	279,844
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,035,939
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,000	1,011,359
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	25	28,473
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	15	15,156
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	5	5,688
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,595	1,623,155
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	$1,000	$1,030,633
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	15	15,374
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,445	1,473,187
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	1,500	1,678,768
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	20	19,999
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	25	25,085
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,520,998
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	503,866
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,095	908,314
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	505	506,949
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	531,632
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	128,699
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,320,895
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,025	2,175,273
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,528,240
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	65	71,381
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	100	109,700
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2049	65	70,398
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	200	196,015
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	308,822
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	202,360
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,077,162
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	60	60,166
				29,074,616
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,530,216
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	100	82,258
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,343,738
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	100	96,149
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	980	976,621
				4,028,982
Tennessee-0.89%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	35	38,320
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	385	371,873
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,669,754
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	20	21,717
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	350	352,016
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	105	101,669
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	115	114,607
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	10	9,729
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,507,953
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	5	4,996
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	10	10,480
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	826,258
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,005	1,080,229
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	$15	$15,159
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,000	1,123,965
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	135	136,518
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	20	20,574
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,055,735
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,786,519
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,000	978,107
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,043,937
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	1,001,863
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,218,206
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	500	550,454
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,191,935
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	295	321,413
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,097,454
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,731,967
				28,383,407
Texas-12.22%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	175,157
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	40	40,089
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	385	381,514
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	37,805
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	25,036
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	146,357
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	4.00%	02/15/2044	5	4,975
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,032,140
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	99,954
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	494,628
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	70	70,045
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	10	8,128
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	595	600,675
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	1,026,169
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	20	20,693
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	75	75,493
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,021,990
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,364,658
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	25	26,634
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	40	42,197
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	515	551,921
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	776,980
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	$15	$16,109
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	35	38,254
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,000	1,109,295
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	600	658,767
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	1,030,558
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	65	70,877
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	130	143,614
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,204,973
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,540	1,618,612
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	150	166,781
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	110	112,244
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	70	76,947
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	550	618,006
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	285	281,938
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	61,289
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,250	1,256,243
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,500	1,527,781
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	27,169
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,187,209
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	150	149,938
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	55	49,769
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	25	24,699
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	70	69,159
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	25	24,875
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	10	10,354
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	20	19,862
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	105	103,447
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	15	13,773
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,885	6,973,174
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	75	82,403
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	506,233
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	30	34,325
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	30	34,158
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	500	501,076
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	35	35,057
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	15	16,301
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,035	1,031,085
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,000	1,001,449
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	190	170,878
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,239
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,047,844
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,295	1,254,500
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,010	1,064,808
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,055	1,018,368
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,005	2,978,600
Cleburne Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	100	101,495
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20	19,893
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	7,015,828
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	$500	$501,212
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	85	85,353
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	450	443,948
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	570	556,057
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	5,047
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	35	35,040
Comal Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	115	116,617
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	345	343,252
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,509,854
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	25	28,233
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	25	28,085
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	1,002,214
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,005	1,100,745
Corpus Christi (City of), TX, Series 2015 A, RB	5.00%	07/15/2045	10	10,063
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	105	104,891
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	40	43,685
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,325	1,298,699
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	650	706,225
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	3,047,194
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	110	97,777
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	775	786,543
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	2,007,945
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	440	480,871
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	33,340
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,000	1,120,874
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	500,634
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,038,445
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	690	686,978
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	165	138,462
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,619,206
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,700	1,817,565
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,775,917
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	198,189
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	554,435
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,000	1,004,777
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	558,020
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	833,907
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,350	1,495,385
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	615	671,288
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,070	1,159,530
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	30,451
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	85	92,221
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	$790	$793,520
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	20	19,980
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	100	99,025
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	90	88,567
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,315,682
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	52,949
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,335	1,337,087
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	25	25,041
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	1,004,355
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	1,006,246
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	998,988
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	15	16,434
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	50	50,306
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	95	95,288
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	25	25,055
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	592,237
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	425	364,020
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	945	945,003
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	395	412,652
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	590	567,034
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10	11,009
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,545	1,679,458
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	25	27,114
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	4.25%	08/15/2047	55	55,427
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	1,016,693
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	445,896
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	185	185,000
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,265	10,731,504
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	95	98,647
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	520,688
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	305	321,800
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	21,903
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	161,351
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	170	184,192
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	10	10,216
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,500	4,589,182
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	5	5,099
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,000	992,322
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,000	1,087,881
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,030	1,031,037
Harris (County of), TX Flood Control District (Sustainability Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	240	245,819
Harris (County of), TX Flood Control District (Sustainability Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	925	927,693
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	190	202,359
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,902,407
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,147,733
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	800	791,169
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,350	1,352,326
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	$1,000	$781,252
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,015	1,009,567
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,010	1,129,185
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,000	1,109,846
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	85	83,331
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	8,081,199
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	20	21,403
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	5	4,963
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	75	80,863
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	280	280,064
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	25,085
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	5	5,187
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,268
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,507,661
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,739,333
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,969,975
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,410	1,566,360
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	670	745,139
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	25	25,055
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,773,375
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,999,171
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,200	1,235,540
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	870	891,134
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	800,571
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,127,448
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	1,000	994,771
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,636,774
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,625,043
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	100	109,924
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	21,945
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	32,726
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	70	76,103
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	996,045
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,235,994
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,000	996,376
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	30	32,913
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	30,915
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	15	16,242
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	25	24,748
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	205	205,174
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	1,000,542
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,000	1,014,968
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	700	700,911
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	1,000,010
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,171,535
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$1,000	$1,002,676
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	3,010,191
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,237,843
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,153,081
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	5	4,925
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.50%	02/15/2058	1,100	1,223,299
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	492,943
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	1,016,693
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	60	60,819
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,001,869
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	85	93,812
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,030,523
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,362,055
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	25	25,219
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	30	30,995
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	610	613,130
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	560	562,522
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	120	125,163
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	25	25,946
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,025	2,086,420
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	70	64,889
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	813,433
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	90	96,193
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,265	1,342,505
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,410	1,488,968
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	35	37,356
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	80	88,083
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	30	33,347
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	35	38,458
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2053	50	55,549
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2049	1,000	1,091,644
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2054	1,000	1,082,973
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2054	75	82,287
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,445	1,446,583
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	10	9,958
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	497,425
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,020	1,016,142
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	333,586
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,132,144
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	$2,000	$2,003,126
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,713,447
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	820	832,173
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,090	1,187,533
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	500	520,160
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,000	1,989,701
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	128,504
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	1,005,008
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,375	1,374,954
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	25	25,144
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	175,531
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	125	123,947
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	10	9,999
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,091,525
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,083,673
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	365	365,808
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2040	15	15,005
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	926,447
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	85	85,811
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,025	1,025,187
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	900	936,598
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	130	133,191
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,350	5,548,017
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	60	60,140
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	165	164,064
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	360	288,131
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	1,150	1,173,179
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	110	123,240
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	50	56,642
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,215	1,217,899
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,000	1,005,140
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	37,736
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	1,003,034
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,065	1,148,260
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,045	1,133,775
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	605	656,396
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	411,489
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	780	874,382
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	565	633,796
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	235	251,946
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,031,093
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,394,445
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	$1,500	$1,642,357
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	50	50,786
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	420	420,057
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,024,779
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,656
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,085,604
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	40	40,017
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	40,175
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	155	154,002
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	996,108
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	987,213
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,150	1,135,295
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,316,746
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	45	48,281
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,750	1,731,721
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	190	205,063
Sabine-Neches Navigation District, Series 2022, GO Bonds	4.63%	02/15/2047	50	51,639
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	5	5,367
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	2,250	2,279,888
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,010	5,151,464
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	565	559,880
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,224,263
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,600,695
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	530,655
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	15	16,667
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	5	5,659
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	25	27,940
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	600	670,570
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,085,304
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	15	16,839
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	5	5,571
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,614,609
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	51,958
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,175,270
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,312,773
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	651,771
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	636,863
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,160	1,261,632
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	110	118,791
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	25	24,927
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,495	1,482,310
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	95	94,998
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	5	5,236
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,106,891
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	580	645,277
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,079,281
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	140	152,565
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	30	30,935
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	$1,000	$1,000,906
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	540	586,747
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	500	497,496
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	30	30,289
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	95	96,428
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	35,185
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,043,713
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	45,109
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,478,340
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	575	575,568
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	515,596
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	25	25,239
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	20	21,924
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	481,603
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	65	72,012
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group), Series 2015 A, RB	4.25%	11/15/2052	65	64,919
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	175	175,107
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	759,838
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,200	1,286,097
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	10	10,477
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	2,280	2,279,961
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	1,305	1,303,020
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	1,035	825,227
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	330,013
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	335	331,087
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	420,171
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,025	1,045,858
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	395	389,612
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	10	8,258
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,016,295
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,016,164
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	353,190
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	165	181,678
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	2,700	2,701,377
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	500	505,754
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	305	304,999
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,949,977
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	845	847,727
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,021,894
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	25	25,060
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	5,065	5,221,759
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	550	575,407
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	$2,385	$2,398,102
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,179,667
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2039	70	64,509
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	50	50,202
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	195	194,001
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,135	1,142,291
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	537,301
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	182,532
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,065	1,143,173
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	35	37,077
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	1,000	1,078,106
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	35	38,941
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,000	1,077,404
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,116,189
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,085,681
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	145	158,189
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	15	15,195
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	290,902
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	950	1,046,770
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	147,591
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	60	59,899
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2039	1,120	1,121,516
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,160	2,451,711
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	1,995	1,999,216
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	10	11,010
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,433,708
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	110	119,701
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	600	586,151
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	15,094
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	150	117,114
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	19,891
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	60	60,062
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	260	259,992
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	20	21,830
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	1,016,532
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	50	50,111
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5	4,981
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	250	253,135
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	80	80,217
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	10	9,990
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	20,006
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,350	1,354,885
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	605	670,173
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	850	861,291
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	500	550,159
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	15,015
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,545,525
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,511,049
				387,844,835
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.57%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	$1,000	$1,092,897
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,089,657
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,084,039
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	676,216
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,010	1,123,883
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,104,591
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,155	1,295,539
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	750	839,041
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,112,073
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	15	16,030
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,058,050
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	315	323,159
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,015	3,121,012
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	225	249,966
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	210	227,519
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	60	67,186
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,114,842
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	170	188,854
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	325	363,655
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	400	337,232
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	10	10,063
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	400	407,614
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	45	45,183
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	50	53,498
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	150	158,461
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	75	75,447
				18,235,707
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,215	1,216,993
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016, RB	4.00%	12/01/2042	230	225,161
				1,442,154
Virginia-1.11%
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,190,676
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGM)(a)	4.00%	07/15/2047	250	250,850
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	10	9,844
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,426,132
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,691,370
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	75	75,096
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,015	3,050,063
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,096,139
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,036,817
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	110	110,640
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	16,084
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	580	574,937
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	985,047
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,057,747
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,200	1,196,184
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,238,741
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	300	316,647
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	1,010,347
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,011,704
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	167,990
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	$820	$804,425
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,086,526
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	504,168
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	581,804
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	2,225	1,938,086
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	80	67,954
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,440,325
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	15	17,025
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	35	35,569
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,015	1,126,921
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	5	5,612
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,005	1,108,752
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	10	11,227
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	500	507,803
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	1,015,814
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	125	127,834
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	982,471
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	2,225	2,188,756
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,097,963
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	20	21,856
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	5	5,023
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	725	715,675
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	4.13%	07/01/2058	250	250,443
				35,155,087
Washington-2.07%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,616,507
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,574,101
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	51,251
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,020	2,202,528
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	125	140,590
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,050	1,158,193
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,025	1,124,377
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,025	1,041,256
Fircrest Properties (Sustainlability Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	2,000	2,263,828
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	120	134,636
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,050	1,186,770
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	55	54,999
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	501,332
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	500	500,774
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,000	1,112,961
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,013,581
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	$70	$78,620
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,985
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	470	470,011
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	500	500,090
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	99,125
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	5,009
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	140	141,465
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	65	71,043
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	15	16,315
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,013,621
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,072,440
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	40	45,316
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,235	1,327,628
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	250	272,153
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	150	162,155
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	1,110	955,200
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	250	250,833
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2040	600	604,771
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	35	36,129
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,905	5,056,004
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	505	532,116
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	126,263
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	310	325,593
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	524,170
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	193,655
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	500	531,677
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	95	102,294
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	35	38,081
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,353
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	162,210
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	175	188,752
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	155	165,128
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	20	21,460
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2040	50	54,075
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	225	242,740
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	115	123,554
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	80	85,745
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	10	10,698
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,055	1,146,019
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	48,782
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	10	10,904
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,095	1,181,036
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	552,105
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,101,798
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	20	22,874
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	140	154,540
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	835	915,596
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,087,957
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,577,568
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,080,144
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	305	340,870
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	270	300,494
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,265	1,403,195
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,080	1,193,936
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	200	221,351
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,123,731
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	180	200,865
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	94,380
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	$105	$118,418
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	705	791,965
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	205	225,991
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	125	137,459
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,475
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	155	170,421
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	325	355,959
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	90	98,154
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	544,018
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,065	1,183,153
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	175	193,086
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	550	604,548
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,115,682
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	45	49,040
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	60	65,115
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	75	83,284
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	35	38,680
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	11,006
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	125	136,938
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	65	71,038
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	45	49,058
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	104,477
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	105	114,789
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	173,924
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	54,273
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	115	106,399
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	45	40,832
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,280,380
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	294,600
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	180	175,732
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	980,794
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	85	82,567
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	19,292
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,155,661
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	955,010
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	310	248,950
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,141,404
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	480	478,043
				65,583,921
West Virginia-0.18%
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	740	741,497
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	15,020
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	10	10,606
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,170	1,201,194
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	142,730
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	5	5,014
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	492,549
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,000	980,488
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	$360	$364,498
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	70	70,504
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	910	955,822
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	80	79,243
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	195	209,292
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	605	601,883
				5,870,340
Wisconsin-0.89%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	50	49,181
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	35	34,667
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	170	141,847
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	165	128,399
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	495	458,426
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	1,003,373
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	500	502,243
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2046	1,430	1,386,355
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	1,230	1,231,405
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,075	1,076,120
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	394,956
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	30	32,552
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	305	293,901
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	10	9,988
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,210	3,071,941
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	70,322
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,343,178
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,443,157
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	280	273,357
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	55	43,956
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	5	4,835
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(b)	5.75%	07/01/2063	800	863,415
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	339	361,161
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	782,250
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	420	327,687
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	971,095
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	800	868,091
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,068,402
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	$45	$45,512
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,215	1,210,742
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	954,690
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,285	2,797,063
				28,244,267
Wyoming-0.11%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,600	3,581,451
TOTAL INVESTMENTS IN SECURITIES(e)-98.69% (Cost $3,188,368,901)				3,132,586,326
OTHER ASSETS LESS LIABILITIES-1.31%				41,548,249
NET ASSETS-100.00%				$3,174,134,575

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $1,891,584, which represented less than 1% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	7.25%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.65%
Guam-0.16%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$208,155
New York-98.49%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	1,000	1,005,804
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,500	2,675,476
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	552,694
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	834,426
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,262
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	505,004
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	463,038
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	501,349
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	20	20,056
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,049,237
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,094,834
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	64,487
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	50,041
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	48,745
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	29,332
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	100,254
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2045	25	24,717
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2046	100	98,622
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,010,832
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,635
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	837,875
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	494,169
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	5	5,026
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2043	50	50,145
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2054	110	108,675
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	413,952
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,052,175
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	58,395
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	63,755
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	19,774
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,000	1,118,344
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	87,158
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	107,860
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	199,491
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	499,701
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,241,855
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,013,713
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	30	26,133
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	420	456,199
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	25	27,535
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	219,350
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	115	115,334
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,204
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,043,050
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	108,990
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	40	45,504
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	99,990
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	510,695
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	762,256
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	90,054
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	51,536
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	500	538,810
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	17,395
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	101,186
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,574
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,077,482
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	$90	$75,011
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	397,289
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	85	91,608
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	105	104,449
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	26,131
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	81,081
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	174,908
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	50,333
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	200	200,313
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	50,158
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	16,406
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	16,368
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,087,778
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	89,694
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	55,795
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	38,908
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	110,669
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	100,182
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	112,262
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	311,202
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	114,117
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	333,393
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	50,166
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	105,686
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,052,559
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	218,939
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	25	26,878
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	5,041
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	28,962
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	15	12,548
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	569,004
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	56,772
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	214,609
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	33,770
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	11,198
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	22,281
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	61,857
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	140,195
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	11,226
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	112,623
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	222,293
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	497,393
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	100	82,522
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	20	15,392
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,624,831
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	110,339
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	200,029
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	168,151
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,173
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	25,010
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	100	105,125
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	210,250
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	10	10,557
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	200	210,813
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	989,720
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	98,972
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	20	21,571
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	200	201,964
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	$1,000	$823,976
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	996,947
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	75	75,990
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	65	65,776
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	100	108,248
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,061,299
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,149,522
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	4,321
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	994,710
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,070,500
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	65,452
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	54,521
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	2,027,259
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	115	123,699
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	111,533
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	11,208
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	200	222,678
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	333,733
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	111,034
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	347,799
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	300	300,621
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	100	100,144
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	200	203,464
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,015,689
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	35,034
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	15	15,610
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,196
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	99,912
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	300	299,735
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,034,937
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,543,900
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	238,576
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	41,423
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,819
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	15	15,476
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	75	75,062
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	998,517
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	100,177
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	42,574
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,676,618
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	50	50,447
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	25	25,704
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	50	51,014
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	10	10,027
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	51,008
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	35,391
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	100	102,028
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	27,231
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	25	25,068
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	75,730
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	10,023
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	821,973
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	40	36,136
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	5,015
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	102,768
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,996
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	190,404
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	144,517
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	22,244
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	60,685
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	$20	$21,976
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	109,246
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	74,932
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	22,054
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	38,425
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	71,054
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	15	15,362
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	127,299
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	109,314
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	421,068
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	16,123
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	33,206
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	109,432
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,915
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	108,896
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	250	270,896
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	226,659
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	44,882
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	45	51,577
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	78,044
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	44,377
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	109,743
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	161,006
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	396,511
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	105,448
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	33,720
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	115,854
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	180	200,920
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	222,984
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	109,906
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	203,521
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	100	114,443
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	30	34,269
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,134,433
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	39,866
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	28,284
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	50	56,347
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	112,085
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	27,874
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	66,083
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	109,831
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	87,648
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,149,682
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	334,163
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	564,956
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,618
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	20	22,352
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	16,556
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	100	110,057
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	100	112,168
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	166,503
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	111,930
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	223,929
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	109,354
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,419
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	20	17,761
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,556
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	65	65,068
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	34,259
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	22,704
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	$300	$340,916
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	250	273,765
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	195,663
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,190
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,485
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,532
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	200	209,265
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	21,288
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	1,000	816,334
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,987,427
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	85	77,136
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	31,331
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	20,002
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	29,977
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	84,521
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	107,592
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	596,524
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	83,200
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	99,308
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	500	508,188
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	100	100,195
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	100,485
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	100,222
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	501,056
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	200	201,625
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	40	40,268
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,993
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,088,350
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	108,798
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,104,078
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	90,151
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	5	5,600
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	105	116,861
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	25	27,697
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	110,458
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	126,694
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	99,983
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	111,694
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	111,377
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	394,709
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,501,998
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	68,488
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,048,483
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	424,151
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,063,278
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	496,068
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,859
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	10	10,010
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	901,577
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,989,340
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	508,958
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	598,801
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	526,380
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,771,887
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	4,002,824
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	$1,990	$1,982,388
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	100,414
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	106,367
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	246,659
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,588,883
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	816,766
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	550,173
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	276,395
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	99,115
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,931
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	35	39,006
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	65	70,102
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	215,198
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	100,227
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,634
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	110,405
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	10,051
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	98,957
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	49,128
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	103,391
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	221,821
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	55	55,068
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	82,303
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	148,361
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	20	20,041
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	989,232
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	29,020
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,536
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,903,419
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,016,617
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	943,471
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	998,572
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	386,338
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	362,138
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	100	80,566
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,000	1,571,200
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,110,030
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,128,022
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	107,271
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	8,189
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,083,636
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	250,285
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	563,062
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	20,023
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	83,547
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	8,220
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	50	45,571
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	107,682
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,735
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	120,439
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	94,364
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,992,135
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	100	100,986
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	54,970
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	82,229
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	81,960
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	$25	$27,255
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	14,967
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	821,094
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	16,241
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	21,611
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	16,202
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	45	48,947
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	27,177
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	30	32,578
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	200	215,760
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	502,126
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	988,974
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	535,052
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,495,659
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	1,000,120
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	32,341
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	98,376
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	66,901
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	10	11,274
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,096,137
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2053	35	37,885
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	109,747
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,088,739
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	426,484
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	551,687
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	547,287
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,109,295
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	5	5,643
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	10	10,342
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,648
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,605
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	300	333,768
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	224,341
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,661,271
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	15,916
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	98,832
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	2,130	2,311,300
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	37,992
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	100,067
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	217,310
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	100	100,397
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	20	21,832
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.50%	05/15/2063	300	309,362
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	100	108,964
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	108,513
				132,161,613
TOTAL INVESTMENTS IN SECURITIES(b)-98.65% (Cost $135,992,107)				132,369,768
OTHER ASSETS LESS LIABILITIES-1.35%				1,814,234
NET ASSETS-100.00%				$134,184,002

See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	8.41%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2024
(Unaudited)

	Shares	Value
Preferred Stocks-99.49%
Automobiles-1.89%
Ford Motor Co.
Pfd., 6.00%(b)	1,298,641	$30,660,914
Pfd., 6.20%(b)	1,222,812	29,139,610
Pfd., 6.50%	978,919	24,277,191
		84,077,715
Banks-33.16%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	171,553	3,640,355
Series E, Pfd., 5.88%(b)	157,098	3,523,708
Pfd., 6.63%(b)(c)	497,256	12,426,427
Bank of America Corp.
Series PP, Pfd., 4.13%	1,581,499	29,147,027
Series QQ, Pfd., 4.25%(b)	2,166,390	40,533,157
Series NN, Pfd., 4.38%(b)	1,799,889	35,043,839
Series SS, Pfd., 4.75%(b)	1,159,627	24,816,018
Series LL, Pfd., 5.00%	2,163,660	47,297,608
Series KK, Pfd., 5.38%	2,377,011	55,574,517
Series HH, Pfd., 5.88%	1,425,775	35,915,272
Series GG, Pfd., 6.00%	2,229,739	56,323,207
Series K, Pfd., 6.45%(b)	1,387,079	36,285,987
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	295,371	5,015,400
Pfd., 8.00%(b)	268,773	7,149,362
Bank OZK, Series A, Pfd., 4.63%(b)	571,824	10,086,975
Cadence Bank, Series A, Pfd., 5.50%(b)	299,044	6,294,876
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	736,808	15,760,323
Pfd., 7.38%(b)	651,776	17,780,449
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	234,498	4,549,261
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	404,693	9,611,459
Series A, Pfd., 6.00%(b)	325,266	8,212,967
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	583,883	13,954,804
Series C, Pfd., 5.63%(b)	310,232	7,256,326
First Horizon Corp.
Series F, Pfd., 4.70%(b)	235,618	4,462,605
Series E, Pfd., 6.50%(b)	247,517	5,915,656
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	322,638	6,775,398
Hancock Whitney Corp., Pfd., 6.25%(b)	284,106	7,196,405
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	809,280	15,837,610
Series C, Pfd., 5.70%(b)	296,673	7,120,152
Series J, Pfd., 6.88%(c)	531,181	14,060,361
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	3,287,729	64,143,593
Series JJ, Pfd., 4.55%(b)	2,475,240	51,534,497
Series LL, Pfd., 4.63%(b)	3,052,575	65,141,950
Series GG, Pfd., 4.75%(b)	1,478,078	32,635,962
Series DD, Pfd., 5.75%	2,799,135	70,146,323
Series EE, Pfd., 6.00%(b)	3,021,231	76,316,295
KeyCorp
Series G, Pfd., 5.63%(b)	731,842	17,834,990
Series F, Pfd., 5.65%(b)	693,041	16,660,706
Series E, Pfd., 6.13%(c)	817,331	20,972,713
Pfd., 6.20%(b)(c)	971,739	24,779,344
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	415,528	10,645,827
Series J, Pfd., 7.50%(b)	1,228,966	33,784,275
	Shares	Value
Banks-(continued)
Old National Bancorp
Series A, Pfd., 7.00%(b)	178,850	$4,578,560
Series C, Pfd., 7.00%	195,976	4,971,911
Popular Capital Trust II, Pfd., 6.13%	51,785	1,344,856
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	651,534	13,017,649
Series C, Pfd., 5.70%(b)(c)	812,749	20,465,020
Pfd., 6.95%(b)(c)	848,278	22,394,539
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	493,153	10,612,653
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,510,423	31,794,404
Series O, Pfd., 5.25%(b)	937,719	21,755,081
U.S. Bancorp
Series L, Pfd., 3.75%(b)	816,758	14,456,617
Series M, Pfd., 4.00%(b)	1,245,842	23,210,036
Series O, Pfd., 4.50%(b)	694,266	14,933,662
Series K, Pfd., 5.50%(b)	954,419	23,975,005
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	246,917	6,486,510
WaFd, Inc., Series A, Pfd., 4.88%(b)	481,556	8,682,455
Webster Financial Corp., Series F, Pfd., 5.25%(b)	246,908	5,168,698
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,055,300	38,947,935
Series CC, Pfd., 4.38%(b)	1,733,490	33,317,678
Series AA, Pfd., 4.70%	1,918,396	38,809,151
Series Z, Pfd., 4.75%	3,312,731	67,380,949
Series Y, Pfd., 5.63%(b)	1,142,722	28,190,952
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	495,010	10,865,469
		1,477,523,776
Broadline Retail-0.33%
QVC, Inc.
Pfd., 6.25%	806,013	9,970,381
Pfd., 6.38%(b)	357,079	4,570,611
		14,540,992
Capital Markets-11.38%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	328,048	5,708,035
Pfd., 4.75%(b)	452,705	8,940,924
Pfd., 5.88%(b)	491,980	11,635,327
Pfd., 6.75%(b)	736,737	18,772,059
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	377,296	6,447,989
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	641,577	12,112,974
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	381,402	8,615,871
Series A, Pfd., 6.63%	302,652	6,855,068
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	976,542	20,751,518
Series D, Pfd., 5.95%(b)	1,228,623	31,268,455
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,145,921	$41,266,061
Series L, Pfd., 4.88%(b)	875,322	19,983,601
Series K, Pfd., 5.85%(b)(d)	1,754,666	43,743,824
Series I, Pfd., 6.38%(d)	1,766,218	44,773,626
Series P, Pfd., 6.50%(b)	1,653,059	43,128,309
Series Q, Pfd., 6.63%(b)	1,665,686	44,157,336
Series F, Pfd., 6.88%(d)	1,329,260	33,656,863
Series E, Pfd., 7.13%(b)(d)	1,081,730	27,411,038
New Mountain Finance Corp., Pfd., 8.25%(b)	188,732	4,810,779
Northern Trust Corp., Series E, Pfd., 4.70%	654,696	14,344,389
Prospect Capital Corp., Series A, Pfd., 5.35%(b)	232,901	4,512,457
State Street Corp., Series G, Pfd., 5.35%(b)(d)	815,469	20,443,808
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	516,997	10,464,019
Pfd., 5.20%(b)	369,762	8,230,902
Series C, Pfd., 6.13%(b)	366,016	9,285,826
Series B, Pfd., 6.25%(b)	231,485	5,875,089
		507,196,147
Chemicals-0.12%
EIDP, Inc., Series B, Pfd., 4.50%(b)	71,554	5,221,295
Commercial Services & Supplies-0.31%
Pitney Bowes, Inc., Pfd., 6.70%(b)	700,551	14,018,026
Consumer Finance-4.22%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	696,692	12,693,728
Series L, Pfd., 4.38%(b)	1,101,799	20,835,019
Series K, Pfd., 4.63%(b)	205,725	4,021,924
Series J, Pfd., 4.80%	2,044,856	40,815,326
Series I, Pfd., 5.00%	2,458,730	51,608,743
Navient Corp., Pfd., 6.00%(b)	517,427	10,669,345
Synchrony Financial
Series A, Pfd., 5.63%	1,218,532	25,503,875
Series B, Pfd., 8.25%(b)(c)	820,555	21,744,707
		187,892,667
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	218,268	4,834,636
Series A, Pfd., 7.25%(b)	277,154	6,429,973
		11,264,609
Diversified Telecommunication Services-5.21%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,866,088	57,808,995
Series A, Pfd., 5.00%(b)	1,965,281	42,115,972
Pfd., 5.35%(b)	2,171,515	51,247,754
Pfd., 5.63%(b)	1,347,933	33,887,036
Qwest Corp.
Pfd., 6.50%(b)	1,591,945	28,034,151
Pfd., 6.75%	1,070,910	19,244,253
		232,338,161
Electric Utilities-6.99%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	489,759	8,996,873
	Shares	Value
Electric Utilities-(continued)
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)(b)	405,617	$7,386,286
Pfd., 7.25% (Canada)(b)	256,513	6,741,162
Duke Energy Corp.
Pfd., 5.63%(b)	816,501	20,167,575
Series A, Pfd., 5.75%(b)	1,628,546	40,485,654
Entergy Arkansas LLC, Pfd., 4.88%(b)	473,434	10,434,485
Entergy Louisiana LLC, Pfd., 4.88%(b)	433,023	9,526,506
Entergy Mississippi LLC, Pfd., 4.90%(b)	426,715	9,396,264
Entergy New Orleans LLC, Pfd., 5.50%(b)	380,498	8,850,383
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	443,491	10,169,249
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	406,411	10,058,672
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,115,549	27,185,929
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	172,491	4,246,728
SCE Trust II, Pfd., 5.10%(b)	259,314	5,445,594
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	75,569	1,876,378
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	518,611	12,965,275
SCE Trust VI, Pfd., 5.00%(b)	797,412	16,323,024
SCE Trust VII, Series M, Pfd., 7.50%(b)	904,142	24,258,130
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,228,951	24,284,072
Series 2020, Pfd., 4.95%(b)	1,633,565	35,726,066
Pfd., 5.25%(b)	733,546	17,003,596
		311,527,901
Financial Services-4.60%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	977,112	26,567,675
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	574,056	9,437,481
Pfd., 4.88% (Canada)(b)	436,923	7,545,660
Pfd., 7.25% (Canada)(b)	245,645	6,467,833
Carlyle Finance LLC, Pfd., 4.63%(b)	816,993	16,013,063
Corebridge Financial, Inc., Pfd., 6.38%	456,000	11,348,928
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	499,437	9,724,038
Series A, Pfd., 5.25%(b)	1,305,799	29,968,087
Jackson Financial, Inc., Pfd., 8.00%(c)	898,841	24,691,162
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	811,802	16,089,916
Merchants Bancorp
Series C, Pfd., 6.00%(b)	321,542	7,392,251
Pfd., 7.63%	183,000	4,675,650
Pfd., 8.25%(b)(c)	226,825	5,904,255
TPG Operating Group II L.P., Pfd., 6.95%(b)	650,319	16,940,810
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	489,888	12,389,267
		205,156,076
Gas Utilities-0.23%
Spire, Inc., Series A, Pfd., 5.90%(b)	408,231	10,050,647
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	320,711	6,189,722
Insurance-17.33%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,513,951	32,988,992
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	496,218	$10,509,897
Series H, Pfd., 5.10%	1,881,506	42,860,707
Series J, Pfd., 7.38%(b)	970,960	26,478,079
American Financial Group, Inc.
Pfd., 4.50%(b)	339,664	6,721,951
Pfd., 5.13%(b)	332,641	7,350,900
Pfd., 5.63%(b)	243,392	5,936,331
Pfd., 5.88%(b)	204,683	5,100,700
American National Group, Inc., Series B, Pfd., 6.63%(c)	45,796	1,179,705
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	813,751	16,226,195
Series F, Pfd., 5.45%	541,156	12,452,000
Argo Group International Holdings, Inc., Pfd., 7.00%(b)(c)	141,836	3,527,461
Argo Group US, Inc., Pfd., 6.50%(b)	231,002	5,100,524
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	410,588	9,065,783
Pfd., 5.63% (Bermuda)(b)	409,703	8,837,294
Assurant, Inc., Pfd., 5.25%(b)	411,613	9,034,905
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	940,612	18,567,681
Series B, Pfd., 5.63%	561,182	12,620,983
Series A, Pfd., 6.35%(c)	1,408,992	36,211,094
Series C, Pfd., 6.38%(c)	522,330	13,214,949
Pfd., 7.25%(b)(c)	938,347	24,256,270
Series E, Pfd., 7.75%(c)	815,739	22,302,304
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	898,420	20,717,565
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	575,482	10,186,031
Series C, Pfd., 5.38%	944,098	18,872,519
Pfd., 6.25%(b)	610,739	14,932,569
Series A, Pfd., 6.60%(b)	698,225	16,673,613
Series B, Pfd., 6.75%	656,233	16,425,512
CNO Financial Group, Inc., Pfd., 5.13%(b)	253,172	5,298,890
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	661,603	13,602,558
Series E, Pfd., 7.00%	168,404	3,406,813
F&G Annuities & Life, Inc., Pfd., 7.95%(b)	560,263	15,491,272
Globe Life, Inc., Pfd., 4.25%(b)	534,242	9,253,071
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	563,007	14,306,008
Kemper Corp., Pfd., 5.88%(b)(c)	244,373	5,806,303
Lincoln National Corp., Series D, Pfd., 9.00%(b)	826,030	23,376,649
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,638,870	34,481,825
Series E, Pfd., 5.63%(b)	1,298,348	31,484,939
Prudential Financial, Inc.
Pfd., 4.13%	812,285	16,018,260
Pfd., 5.63%(b)	925,037	23,135,175
Pfd., 5.95%	497,682	12,949,686
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	646,930	16,186,189
Pfd., 7.13%(b)(c)	1,148,543	30,780,952
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	822,304	15,130,394
Series F, Pfd., 5.75% (Bermuda)	408,842	9,988,010
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	326,579	6,273,583
	Shares	Value
Insurance-(continued)
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)(c)	326,894	$8,407,714
Unum Group, Pfd., 6.25%(b)	491,315	12,425,356
W.R. Berkley Corp.
Pfd., 4.13%(b)	491,992	9,441,327
Pfd., 4.25%(b)	403,354	7,800,866
Pfd., 5.10%(b)	487,396	11,122,377
Pfd., 5.70%(b)	301,182	7,589,786
		772,110,517
Leisure Products-0.50%
Brunswick Corp.
Pfd., 6.38%(b)	377,941	9,365,378
Pfd., 6.50%(b)	303,164	7,570,005
Pfd., 6.63%(b)	206,169	5,191,335
		22,126,718
Multi-Utilities-2.82%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	340,236	6,529,095
Series 13, Pfd., 5.13% (Canada)	321,809	6,185,169
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	377,303	7,391,366
Pfd., 5.63%(b)	329,239	8,191,466
Pfd., 5.88%(b)	462,088	11,339,639
Pfd., 5.88%(b)	1,035,837	25,191,556
DTE Energy Co.
Pfd., 4.38%	455,405	8,834,857
Series G, Pfd., 4.38%(b)	375,713	7,363,975
Series E, Investment Units, 5.25%(b)	653,323	15,013,362
Sempra, Pfd., 5.75%(b)	1,228,369	29,529,991
		125,570,476
Office REITs-1.22%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	688,600	9,798,778
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	378,813	9,220,308
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	560,284	8,908,516
Series M, Pfd., 5.25%(b)	542,868	9,787,910
Series N, Pfd., 5.25%(b)	487,776	8,804,357
Series L, Pfd., 5.40%(b)	426,942	7,774,614
		54,294,483
Oil, Gas & Consumable Fuels-0.34%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	583,233	15,315,699
Real Estate Management & Development-0.84%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	473,385	6,901,953
Series A-2, Pfd., 6.38%	416,231	6,842,838
Series A-1, Pfd., 6.50%	310,882	5,334,735
Brookfield Property Preferred L.P., Pfd., 6.25%	1,088,767	18,193,297
		37,272,823
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	192,445	4,535,929
Series H, Pfd., 6.25%	188,011	4,673,953
		9,209,882
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Retail REITs-0.64%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	281,539	$5,518,165
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	245,029	5,375,936
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	360,474	8,161,131
Series M, Pfd., 5.25%(b)	425,714	9,612,622
		28,667,854
Specialized REITs-4.01%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	545,360	12,259,693
Series J, Pfd., 5.25%(b)	361,666	8,462,984
Series K, Pfd., 5.85%(b)	327,294	8,162,712
EPR Properties, Series G, Pfd., 5.75%(b)	268,426	5,972,478
Public Storage
Series N, Pfd., 3.88%(b)	458,517	7,932,344
Series O, Pfd., 3.90%(b)	301,555	5,337,524
Series Q, Pfd., 3.95%(b)	233,384	4,142,566
Series P, Pfd., 4.00%(b)	993,365	17,751,433
Series R, Pfd., 4.00%(b)	700,338	12,634,098
Series S, Pfd., 4.10%(b)	591,855	11,020,340
Series M, Pfd., 4.13%(b)	362,134	6,808,119
Series L, Pfd., 4.63%(b)	927,762	19,130,452
Series J, Pfd., 4.70%(b)	290,130	6,121,743
Series K, Pfd., 4.75%(b)	310,105	6,682,763
Series I, Pfd., 4.88%(b)	433,602	9,569,596
Series G, Pfd., 5.05%(b)	672,896	15,543,898
Series F, Pfd., 5.15%(b)	451,649	10,455,674
Series H, Pfd., 5.60%(b)	426,124	10,529,524
		178,517,941
Trading Companies & Distributors-0.67%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(c)	162,315	4,268,884
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	297,621	6,636,948
Pfd., 6.88% (Bermuda)(b)	232,577	5,812,099
Pfd., 7.38% (Bermuda)(b)	287,352	7,298,741
Pfd., 8.00% (Bermuda)	236,754	6,039,595
		30,056,267
	Shares	Value
Wireless Telecommunication Services-2.08%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%	1,118,818	$21,302,295
Series UU, Pfd., 6.63%(b)	690,044	14,884,249
United States Cellular Corp.
Pfd., 5.50%(b)	819,417	18,617,154
Pfd., 5.50%(b)	818,791	18,652,059
Pfd., 6.25%(b)	813,758	19,066,350
		92,522,107
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $5,115,601,755)		4,432,662,501
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.29%
Invesco Private Government Fund, 4.63%(e)(f)(g)	28,663,788	28,663,788
Invesco Private Prime Fund, 4.71%(e)(f)(g)	73,453,676	73,475,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,139,863)		102,139,500
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $5,217,741,618)		4,534,802,001
OTHER ASSETS LESS LIABILITIES-(1.78)%		(79,211,077)
NET ASSETS-100.00%		$4,455,590,924

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$897,929	$71,898,088	$(72,796,017)	$-	$-	$-	$81,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,894,430	60,031,611	(52,262,253)	-	-	28,663,788	326,851 *
Invesco Private Prime Fund	54,517,239	151,336,599	(132,371,422)	(4,740)	(1,964)	73,475,712	869,630 *
Total	$76,309,598	$283,266,298	$(257,429,692)	$(4,740)	$(1,964)	$102,139,500	$1,278,454

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.82%
U.S. Treasury Bills-63.05%(a)
5.06%, 01/02/2025	$72,300,200	$72,020,753
4.79%, 01/07/2025	45,176,700	44,975,212
5.05%, 01/09/2025	69,430,200	69,101,469
4.51%–4.74%, 01/14/2025	37,576,000	37,375,566
4.50%–5.05%, 01/16/2025	33,794,100	33,605,501
4.50%–4.68%, 01/21/2025	35,521,800	35,302,009
4.46%–5.20%, 01/23/2025	33,289,500	33,077,206
4.49%–4.66%, 01/28/2025	35,521,800	35,271,519
4.44%–5.04%, 01/30/2025	33,794,100	33,547,776
4.50%–4.64%, 02/04/2025	37,552,400	37,257,105
4.47%–4.85%, 02/06/2025	36,884,400	36,587,542
4.48%–4.61%, 02/11/2025	37,552,400	37,228,362
4.83%, 02/13/2025	25,828,900	25,598,986
4.46%–4.57%, 02/18/2025	37,552,400	37,199,282
4.43%–5.24%, 02/20/2025	30,742,300	30,443,530
4.48%–4.58%, 02/25/2025	37,552,400	37,165,376
4.79%, 02/27/2025	15,828,900	15,661,590
4.40%–4.56%, 03/06/2025	33,417,200	33,036,764
4.45%–4.54%, 03/13/2025	37,552,400	37,094,104
4.35%–5.23%, 03/20/2025	36,867,700	36,389,397
4.35%–4.51%, 03/27/2025	25,931,300	25,571,957
4.38%–4.50%, 04/03/2025	10,176,700	10,027,558
4.38%–4.50%, 04/10/2025	38,702,700	38,103,825
4.00%–5.24%, 04/17/2025	39,229,000	38,592,117
4.40%–4.49%, 04/24/2025	37,552,400	36,910,611
4.40%–4.49%, 05/01/2025	35,521,800	34,885,368
4.31%, 05/08/2025	20,000,000	19,625,184
4.04%–5.18%, 05/15/2025	45,901,600	45,008,712
4.30%, 05/22/2025	15,000,000	14,693,803
4.30%, 05/29/2025	20,000,000	19,575,305
3.97%–4.80%, 06/12/2025	33,794,100	33,040,131
3.98%–4.78%, 07/10/2025	33,794,100	32,936,012
3.98%–4.41%, 08/07/2025	31,127,500	30,237,599
3.96%–4.42%, 09/04/2025	31,119,500	30,129,381
4.26%–4.43%, 10/02/2025	25,372,600	24,491,198
4.13%, 10/30/2025	20,000,000	19,241,634
4.12%, 11/28/2025	15,000,000	14,382,163
		1,225,391,607
	Principal Amount	Value
U.S. Treasury Notes-36.77%
1.13%, 01/15/2025	$29,594,200	$29,466,067
1.38% - 4.13%, 01/31/2025	58,763,900	58,563,010
1.50% - 2.00%, 02/15/2025	57,556,700	57,220,438
2.75% - 4.63%, 02/28/2025	41,175,300	41,099,509
1.75%, 03/15/2025	24,004,900	23,819,200
0.50% - 3.88%, 03/31/2025	101,382,300	100,687,634
0.38% - 3.88%, 04/30/2025	75,285,700	74,678,115
2.13% - 2.75%, 05/15/2025	25,241,400	25,014,615
2.88%, 05/31/2025	20,745,800	20,586,340
2.88%, 06/15/2025	36,306,300	36,014,971
0.25% - 2.75%, 06/30/2025	67,425,800	66,368,638
2.00%, 08/15/2025	17,323,100	17,036,005
0.25% - 5.00%, 08/31/2025	21,657,800	21,371,497
0.25% - 5.00%, 09/30/2025	66,418,100	65,838,442
0.25% - 5.00%, 10/31/2025	50,298,600	49,578,542
2.25%, 11/15/2025	10,000,000	9,802,953
0.38% - 4.88%, 11/30/2025	18,135,700	17,573,174
		714,719,150
Total U.S. Treasury Securities (Cost $1,939,134,648)		1,940,110,757
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(b)(c) (Cost $58,103)	58,103	58,103
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $1,939,192,751)		1,940,168,860
OTHER ASSETS LESS LIABILITIES-0.18%		3,511,376
NET ASSETS-100.00%		$1,943,680,236

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,884	$737,906	$(686,687)	$-	$-	$58,103	$568

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.98%
Alabama-0.57%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.27%	09/01/2026	$1,000	$948,392
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	400	307,334
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,413,549
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	804,004
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	717,799
				6,191,078
Arizona-1.31%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,319,151
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,752,015
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	756,436
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	77,643
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	224,058
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,340,389
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	850	785,595
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	450	399,119
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	1,750	1,299,944
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,232,197
				14,186,547
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	119,753
California-22.50%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	450	455,377
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,154,609
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,183,876
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,511,293
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,704,083
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	13,194,105
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,125,866
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,869,071
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,364,975
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,087,639
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,669,975
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,232,605
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,017,821
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	3,994,706
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	917,417
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	898,763
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	879,225
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	859,808
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	732,546
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,052,523
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,625	1,978,873
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	856,788
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	116,593
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,737,052
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	931,564
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,094,266
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,621,373
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	810,632
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	2,012,375
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	$2,950	$2,425,232
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	714,537
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	814,234
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	580,844
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	401,857
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,000,659
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,089,251
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,084,682
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,000	849,216
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,033,003
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	724,961
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,113,141
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	6,400	5,351,557
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	3,950	3,136,632
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	4,000	3,170,845
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,067,832
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,096,061
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,171,328
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	127,020
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	117,623
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,645,138
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	6,827,751
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,337,974
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	464,926
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	1,000	918,977
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,905,109
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,326,621
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,144,439
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	505	483,482
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	786,626
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	535,930
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	875,004
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	428,219
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	318,243
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	695,760
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	6,340	4,799,426
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,804,809
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,780,774
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,225,721
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,450	5,144,770
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	370	382,232
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,860,116
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	582,858
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,298,624
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	5,065,694
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	553,365
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,766,509
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	758,012
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	207,946
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,872,432
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,548,307
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,051,940
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	86,224
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	666,679
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	598,929
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	1,245	1,325,413
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,972,850
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	980	1,046,617
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,878,695
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	$450	$328,542
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,228,528
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	959,059
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	941,417
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	3,094,495
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,292,997
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	200	158,484
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,071,552
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,689,157
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	911,855
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,906,947
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,322,390
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	436,385
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,403,242
University of California, Series 2020 BG, RB	1.32%	05/15/2027	4,910	4,566,741
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,498,440
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	950,974
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	929,517
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	90,658
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	402,426
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	880,941
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	864,861
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	804,367
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	832,560
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	204,793
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	121,116
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	159,499
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	160	113,243
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	715,984
				243,990,625
Colorado-1.50%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	123,377
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	952,787
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,345,144
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,013,193
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,930	2,020,540
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,450	1,514,954
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	215	224,251
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	906,708
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,734,745
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,241,755
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	463,962
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,411,143
University of Colorado, Series 2020 B-2, Ref. RB	2.81%	06/01/2048	435	308,015
				16,260,574
Connecticut-1.80%
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,500	4,794,181
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	435,641
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	381,558
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	186,939
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	320,410
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	396,808
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	575,516
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	740,075
Connecticut (State of) (Transportation Infrastructure), Series 2010, RB	5.46%	11/01/2030	880	892,610
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,853,712
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	741,927
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	$4,765	$4,491,816
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	100	79,268
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,750	1,812,604
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,762,873
				19,465,938
Delaware-0.06%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	628,527
District of Columbia-0.56%
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,252,834
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	500	383,755
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,450	1,359,222
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	3,029,999
				6,025,810
Florida-2.95%
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,675,544
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	830,390
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,776,201
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	478,100
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,161,369
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	917,887
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,397,416
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	142,483
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	204,482
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	432,506
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	384,391
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	379,001
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	356,442
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,000	1,069,341
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,508,227
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	792,045
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	280,298
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,800	1,560,652
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,192,331
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,452,349
				31,991,455
Georgia-1.94%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	736,082
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	790,150
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	4,032,789
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	71,457
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	945,979
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	3,214	3,630,480
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,180	1,361,034
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,593	1,789,541
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,534,987
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,159,834
				21,052,333
Hawaii-1.69%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	988,718
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,097,106
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	91,482
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	945,934
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,850	4,578,474
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	$5,000	$4,121,476
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	813,236
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	644,819
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	414,459
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	824,568
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	515,280
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	428,714
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	840,991
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,850	1,996,617
				18,301,874
Idaho-0.56%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,310	2,270,574
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	265	257,614
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	1,000	1,002,797
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	1,000	993,740
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	1,000	980,594
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	540	560,386
				6,065,705
Illinois-7.12%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,137,855
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,645,172
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	246,770
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	512,341
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,884,092
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,049	2,223,410
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,632,014
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,353,421
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,815	4,676,281
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,674,447
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,787,106
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,762,071
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 E, Ref. GO Bonds	1.82%	12/01/2027	950	882,533
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,063,878
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	4,950	4,447,730
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	1,000	883,986
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	511,230
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,812	3,833,236
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	10,136,211
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,904,534
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,692	1,780,587
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	846	894,740
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	1,005,577
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	957,634
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	756,837
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,289,108
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	1,000	1,001,813
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,031,315
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	845	903,357
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	527,543
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	145	154,775
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	736,282
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	243,112
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,248,920
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,783,458
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	826,385
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	$500	$506,860
Sales Tax Securitization Corp. (Sustainable Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,367,099
				77,213,720
Indiana-0.70%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,348,777
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	343,429
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	295,036
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	1,004,337
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	686,703
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	830	846,877
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,970	3,029,937
				7,555,096
Iowa-0.34%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	3,000	3,094,196
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	615	596,717
				3,690,913
Kansas-0.40%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,386,180
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,891,927
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,081,933
				4,360,040
Kentucky-0.35%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	905,780
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,410,872
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,355,391
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	154,258
				3,826,301
Louisiana-1.80%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,394,741
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,135,828
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	738,086
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2022, RB	5.20%	09/01/2039	930	950,189
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,297,386
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	626,187
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	3,540	3,395,959
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,274,693
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	4,850	4,292,713
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	76,599
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	923,912
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,072,094
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,157,919
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	170	122,294
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	150	109,499
				19,568,099
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.07%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	$1,000	$768,239
Maryland-1.10%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	410	390,028
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	928,206
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	505,411
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	108,290
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	675,276
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	876,428
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	389,063
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	980,056
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,002,047
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	497,618
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,048,356
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,037,802
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	1,043,138
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	360,362
Maryland Economic Development Corp. (Sustainability Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	2,039,111
				11,881,192
Massachusetts-3.66%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,775,811
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,650	1,626,382
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,396,886
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	496,174
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,935,607
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	940,517
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,749,192
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,245,860
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,502,108
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,227,547
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	730	736,944
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,102,886
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,517,413
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	755,144
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	910	918,249
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	383,617
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	125	86,975
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,735,925
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	1,550	1,333,530
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	624,493
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	540,212
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,089,247
				39,720,719
Michigan-2.27%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,330,809
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,512,687
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,681,588
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	469,634
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	$1,000	$888,393
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,100	976,025
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	474,014
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	463,908
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	448,190
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	838,525
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	788,207
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	996,375
Michigan State University Board of Trustees, Series 2022 A, RB	4.17%	08/15/2122	2,700	2,153,733
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	253,047
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	925,167
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,600	1,275,292
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	3,450	2,947,110
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,250,007
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	823,360
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	100	75,733
				24,571,804
Minnesota-0.32%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,025,766
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	1,018,971
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,650	1,441,188
				3,485,925
Mississippi-1.60%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	389,544
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,076	2,142,798
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	962,670
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,227,612
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,567,398
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	420,226
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	3,750	3,090,016
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,529,287
				17,329,551
Missouri-1.12%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	260	243,766
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	4,900	4,202,430
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,400	1,107,080
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	1,400	1,060,346
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,566,045
				12,179,667
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	172,458
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	266,700
				439,158
Nebraska-0.22%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,535,934
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,100	826,315
				2,362,249
Nevada-0.41%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	130	136,019
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	$620	$701,936
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,574,127
				4,412,082
New Hampshire-0.67%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	995,758
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,850	2,140,692
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,394,352
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,900	1,476,512
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	213,991
				7,221,305
New Jersey-3.29%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	185	187,774
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	4,800	5,109,929
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,677,701
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	100	83,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,569,132
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,003,123
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,053,588
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,675	7,406,354
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	350	329,025
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	73,579
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	180,834
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	442,971
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	433,352
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	830,161
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	536,223
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	546,310
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	685	694,125
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,100	808,511
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,500	2,074,395
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,614,012
				35,654,981
New York-12.71%
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,725	2,088,937
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	2,375	2,640,170
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	822,984
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,376,486
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,133,509
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,281,409
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	926,112
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,485,422
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	853,009
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,503,254
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	556,053
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,478,827
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	6,033,405
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,038,591
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,914,326
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	705	709,605
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	4,850	5,114,288
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	737,679
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	$7,000	$6,574,850
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,596,716
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	2,000	2,209,914
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,508,735
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,086,247
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,718,886
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,533,840
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,490,818
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,641,431
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,084,584
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,480	3,840,685
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,555,790
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.57%	11/01/2038	1,500	1,539,503
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,000	956,596
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,782,009
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,354,368
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	809,386
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	900	745,725
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,922,531
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	960,339
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	940,232
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	924,731
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.95%	03/15/2029	900	821,124
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	888,229
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	871,297
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	769,408
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	734,585
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	3,054,243
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	4,950	4,780,653
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,543,555
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	4,950	4,352,721
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,850	3,690,270
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	821,355
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,900	1,950,430
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,972,947
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,266,103
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,637,049
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,847,538
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	741,064
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	556,212
				137,770,765
North Carolina-0.14%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	812,816
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	690,145
				1,502,961
Ohio-2.72%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	5,880	7,792,698
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,245	3,936,418
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,905	2,048,251
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,040,803
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,069,116
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,048,299
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	950	912,083
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	852,850
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	$950	$1,079,525
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	850	698,936
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,655	2,644,832
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	872,521
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,669,668
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	928,610
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	801,000
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,508,132
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	567,006
				29,470,748
Oklahoma-0.99%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	906,319
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,183,808
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,936,083
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,900	4,753,646
				10,779,856
Oregon-1.87%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGM)(a)	5.94%	06/01/2043	400	412,384
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,635,069
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,578,288
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,497	1,531,656
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,349,769
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	990	1,023,105
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,958,181
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	793,557
				20,282,009
Pennsylvania-3.01%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	736,731
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,053,856
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	4,950	4,313,058
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	400	358,603
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	749,783
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	695,679
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,312,844
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	443,476
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	762,391
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,891,271
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	2,135	2,133,089
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,327,408
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	826,062
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	722,421
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	982,976
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,319,130
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	685	744,939
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,503,413
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	123,109
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	866,571
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	996,332
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,790,203
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,400,607
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	611,910
				32,665,862
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.43%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	$1,000	$919,614
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	183,629
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	146,068
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	100,260
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	400	353,709
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,750	1,957,002
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,033,134
				4,693,416
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	125,139
Tennessee-0.70%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,086,692
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	85,451
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	83,631
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	102,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	157,042
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	993,239
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	797,239
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	750	524,763
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,104,258
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,047,478
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,605,648
				7,587,705
Texas-11.07%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,846,438
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	9,935,287
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	977,872
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	850	864,224
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	898,561
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	230	176,591
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,200	2,089,164
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	666,278
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	950	922,468
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	947,369
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	929,474
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	686,000
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,796,688
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,766,481
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,663,125
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,216,932
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,858,562
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,309,298
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	3,136,731
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	$800	$796,409
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	196,163
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,173,922
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,350	950,633
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	896,166
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	248,753
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	944,022
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	400	396,370
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	883,241
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	866,997
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	212,154
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,116,196
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,257,023
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	961,828
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	560,378
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,500	2,607,219
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	3,027,654
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,882,708
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	1,200	1,188,861
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	754,308
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	454,543
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	937,677
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,851,042
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,768,442
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,985,066
Permanent University Fund - University of Texas System, Series 2009, RB	5.26%	07/01/2039	300	304,206
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,448,847
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	1,006,065
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,884,429
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	402,999
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	900	662,799
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,666,978
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	821,012
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,470,393
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,247,112
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	257,582
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	992,642
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,563,453
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,161,108
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,592,082
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,792,005
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	185	190,611
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	621,796
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	175,669
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	733,786
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,333,460
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	$1,000	$836,249
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,515,240
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,030	1,031,596
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,803,708
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	600,596
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	502,015
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,184,502
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,755,347
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	772,217
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	834	850,320
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	3,076,216
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	500	421,255
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	2,019,066
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	920,041
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,812,701
				120,035,421
Utah-0.80%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	409,735
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,708,949
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	150	136,368
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,373,574
				8,628,626
Virgin Islands-0.07%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	745	806,062
Virginia-0.60%
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	824,332
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	758,521
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	1,500	933,267
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	114	94,746
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,059	922,601
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,224,784
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,446,510
Virginia (Commonwealth of) Port Authority, Series 2016 A, Ref. RB	4.23%	07/01/2036	300	282,190
				6,486,951
Washington-0.90%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	691,241
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,870,273
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	490,633
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,205	1,214,004
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	459,765
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,022,269
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,661,916
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,260	1,307,467
				9,717,568
West Virginia-0.25%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,437,825
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,297,273
				2,735,098
Wisconsin-0.78%
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	862,412
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,774,871
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,667,228
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,676,721
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	$2,000	$1,379,062
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	66,924
				8,427,218
Total Municipal Obligations (Cost $1,177,031,669)				1,062,236,665
			Shares
Money Market Funds-0.82%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $8,931,772)			8,931,772	8,931,772
TOTAL INVESTMENTS IN SECURITIES(e)-98.80% (Cost $1,185,963,441)				1,071,168,437
OTHER ASSETS LESS LIABILITIES-1.20%				12,984,803
NET ASSETS-100.00%				$1,084,153,240

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,657,047	$31,683,982	$(33,409,257)	$-	$-	$8,931,772	$146,683

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.98%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-82.53%
Automobile Components-0.21%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/2054(b)	$4,000,000	$3,895,333
Banks-29.68%
BAC Capital Trust XIV, Series G, 5.61% (3 mo. Term SOFR + 0.66%)(c)(d)	4,019,000	3,462,096
Bank of America Corp.
Series AA, 6.10%(b)(c)(e)	15,470,000	15,477,733
Series DD, 6.30%(b)(c)(e)	8,156,000	8,258,097
Series FF, 5.88%(b)(c)	18,509,000	18,640,451
Series MM, 4.30%(b)(c)(e)	6,253,000	6,215,290
Series RR, 4.38%(b)(c)(e)	13,633,000	13,195,822
Series TT, 6.13%(b)(c)(e)	16,318,000	16,717,693
Bank of Montreal (Canada), 4.80%(b)(c)(e)	4,065,000	4,066,088
Bank of Nova Scotia (The) (Canada)
4.90%(b)(c)	10,165,000	10,085,744
7.57% (3 mo. Term SOFR + 2.91%)(c)(d)	10,223,000	10,187,442
Citigroup, Inc.
Series AA, 7.63%(b)(c)	12,226,000	12,977,055
Series BB, 7.20%(b)(c)(e)	4,476,000	4,648,169
Series CC, 7.13%(b)(c)	14,242,000	14,687,632
Series DD, 7.00%(b)(c)	12,205,000	12,867,157
Series P, 5.95%(b)(c)	16,311,000	16,286,993
Series T, 6.25%(b)(c)	12,226,000	12,356,892
Series V, 4.70%(b)(c)	12,206,000	12,167,172
Series W, 4.00%(b)(c)	12,204,000	11,946,698
Series X, 3.88%(b)(c)	18,756,000	18,176,961
Series Y, 4.15%(b)(c)(e)	8,137,000	7,829,526
Series Z, 7.38%(b)(c)(e)	10,179,000	10,690,953
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(e)	3,250,000	3,237,665
CoBank, ACB
Series J, 4.25%(b)(c)	3,290,000	3,146,944
Series K, 6.45%(b)(c)	3,172,000	3,222,831
Comerica, Inc., 5.63%(b)(c)(e)	3,255,000	3,248,485
Fifth Third Bancorp
Series H, 7.90% (3 mo. Term SOFR + 3.29%)(c)(d)	4,865,000	4,862,050
Series L, 4.50%(b)(c)	2,850,000	2,815,664
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)	4,066,000	4,045,258
Series G, 4.45%(b)(c)(e)	4,085,000	3,926,552
JPMorgan Chase & Co.
Series CC, 7.41% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	10,223,000	10,304,989
Series HH, 4.60%(b)(c)	24,475,000	24,409,106
Series II, 4.00%(b)(c)	12,262,000	12,140,159
Series KK, 3.65%(b)(c)(e)	16,329,000	15,917,725
Series NN, 6.88%(b)(c)(e)	20,431,000	21,625,519
Series W, 5.79% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	2,969,000	2,765,757
KeyCorp, Series D, 5.00%(b)(c)(e)	4,272,000	4,157,460
M&T Bank Corp.
3.50%(b)(c)	4,045,000	3,780,030
Series F, 5.13%(b)(c)(e)	4,077,000	4,043,710
Series G, 7.01%(b)(c)(e)	3,257,000	3,264,289
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series R, 7.80% (3 mo. Term SOFR + 3.30%)(c)(d)	$4,070,000	$4,071,544
Series S, 5.00%(b)(c)(e)	4,284,000	4,249,832
Series T, 3.40%(b)(c)	12,234,000	11,488,996
Series U, 6.00%(b)(c)	8,132,000	8,185,883
Series V, 6.20%(b)(c)(e)	10,191,000	10,339,208
Series W, 6.25%(b)(c)	12,208,000	12,377,885
Regions Financial Corp., Series D, 5.75%(b)(c)(e)	2,845,000	2,835,183
Truist Financial Corp.
Series A, 5.46% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	2,847,000	2,797,297
Series L, 8.31% (3 mo. Term SOFR + 3.36%)(c)(d)	6,089,000	6,094,882
Series M, 5.13%(b)(c)	4,075,000	3,989,266
Series N, 6.67%(b)(c)(e)	13,841,000	13,820,392
Series P, 4.95%(b)(c)	8,165,000	8,125,479
Series Q, 5.10%(b)(c)	8,106,000	7,836,013
U.S. Bancorp
3.70%(b)(c)	12,188,000	11,594,693
Series J, 5.30%(b)(c)(e)	8,156,000	8,103,726
USB Capital IX, 5.94% (3 mo. Term SOFR + 1.28%)(c)(d)	5,514,000	4,804,333
Wells Fargo & Co.
6.85%(b)(c)	16,318,000	16,948,315
7.63%(b)(c)(e)	14,061,000	15,011,158
Series BB, 3.90%(b)(c)	28,509,000	27,754,558
		552,284,500
Capital Markets-11.39%
Bank of New York Mellon Corp. (The)
Series F, 4.63%(b)(c)(e)	8,121,000	7,983,628
Series G, 4.70%(b)(c)	8,155,000	8,076,336
Series H, 3.70%(b)(c)(e)	4,741,000	4,642,630
Series I, 3.75%(b)(c)	10,568,000	10,138,693
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(e)	3,972,000	3,772,807
Series G, 5.38%(b)(c)	20,005,000	19,980,275
Series H, 4.00%(b)(c)	18,193,000	15,975,485
Series I, 4.00%(b)(c)	16,759,000	16,211,520
Series K, 5.00%(b)(c)(e)	6,105,000	5,985,877
Goldman Sachs Capital II, 5.53% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	6,184,000	5,406,188
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(e)	5,303,000	5,307,331
Series Q, 7.38%(b)(c)	4,058,000	4,069,513
Series R, 4.95%(b)(c)(e)	4,869,000	4,854,920
Series S, 4.40%(b)(c)	2,845,000	2,827,499
Series T, 3.80%(b)(c)(e)	5,522,000	5,297,936
Series U, 3.65%(b)(c)(e)	6,102,000	5,843,661
Series V, 4.13%(b)(c)	6,117,000	5,884,763
Series W, 7.50%(b)(c)	12,227,000	13,118,642
Series X, 7.50%(b)(c)	18,463,000	19,365,961
Series Y, 6.13%(b)(c)(e)	16,310,000	16,374,794
Mellon Capital IV, Series 1, 5.64% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	4,056,000	3,570,921
Northern Trust Corp., Series D, 4.60%(b)(c)(e)	4,070,000	4,025,000
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
6.21% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)(e)	$4,043,000	$3,607,083
Series I, 6.70%(b)(c)	12,200,000	12,553,263
Series J, 6.70%(b)(c)(e)	6,910,000	7,092,870
		211,967,596
Consumer Finance-3.36%
Ally Financial, Inc.
Series B, 4.70%(b)(c)	10,997,000	10,398,426
Series C, 4.70%(b)(c)	8,067,000	7,033,243
American Express Co., 3.55%(b)(c)	13,062,000	12,504,817
Capital One Financial Corp., Series M, 3.95%(b)(c)(e)	8,155,000	7,811,299
Discover Financial Services
Series C, 5.50%(b)(c)(e)	4,624,000	4,518,119
Series D, 6.13%(b)(c)	4,070,000	4,077,449
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)	8,140,000	7,946,430
Series B, 6.50%(b)(c)(e)	4,098,000	4,137,660
Series C, 5.70%(b)(c)(e)	4,059,000	3,969,048
		62,396,491
Electric Utilities-7.47%
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	4,875,000	5,105,643
7.05%, 12/15/2054(b)(e)	3,240,000	3,372,591
3.88%, 02/15/2062(b)	6,100,000	5,793,587
Duke Energy Corp.
6.45%, 09/01/2054(b)	8,140,000	8,284,208
3.25%, 01/15/2082(b)	4,057,000	3,771,202
Edison International
8.13%, 06/15/2053(b)	4,050,000	4,256,643
7.88%, 06/15/2054(b)	3,657,000	3,841,349
Series A, 5.38%(b)(c)	9,436,000	9,375,310
Series B, 5.00%(b)(c)(e)	4,093,000	4,009,436
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	9,783,000	9,919,345
Entergy Corp., 7.13%, 12/01/2054(b)	9,782,000	10,057,256
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(b)	2,832,000	2,817,654
7.13%, 09/15/2053(b)	3,250,000	3,392,743
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	9,810,000	10,234,081
6.70%, 09/01/2054(b)	8,149,000	8,328,751
4.80%, 12/01/2077(b)(e)	4,464,000	4,323,058
5.65%, 05/01/2079(b)	4,067,000	4,046,425
3.80%, 03/15/2082(b)	4,891,000	4,685,186
PG&E Corp., 7.38%, 03/15/2055(b)	11,260,000	11,664,816
PPL Capital Funding, Inc., Series A, 7.53% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	3,862,000	3,865,314
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(b)	8,145,000	7,838,802
Series B, 4.00%, 01/15/2051(b)	10,212,000	10,027,535
		139,010,935
Financial Services-1.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(b)(e)	6,180,000	6,410,550
	Principal Amount	Value
Financial Services-(continued)
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	$4,075,000	$4,088,480
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	8,176,000	8,371,994
6.38%, 09/15/2054(b)(e)	6,110,000	6,146,471
Equitable Holdings, Inc., Series B, 4.95%(b)(c)(e)	4,067,000	4,041,694
		29,059,189
Independent Power and Renewable Electricity Producers-0.44%
AES Corp. (The), 7.60%, 01/15/2055(b)	7,772,000	8,097,553
Insurance-7.10%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(b)	6,520,000	6,462,323
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,089,000	4,249,538
Series B, 7.72% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	6,499,000	6,523,280
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	6,102,000	6,081,592
Assurant, Inc., 7.00%, 03/27/2048(b)	3,238,000	3,330,231
Athene Holding Ltd., 6.63%, 10/15/2054(b)	4,955,000	4,968,195
Enstar Finance LLC
5.75%, 09/01/2040(b)(e)	2,839,000	2,820,751
5.50%, 01/15/2042(b)	4,061,000	3,871,013
Lincoln National Corp.
7.10% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	4,525,000	3,801,278
6.92% (3 mo. Term SOFR + 2.30%), 04/20/2067(d)	3,480,000	2,800,680
Series C, 9.25%(b)(c)(e)	4,083,000	4,475,842
Markel Group, Inc., 6.00%(b)(c)	4,867,000	4,872,455
MetLife, Inc.
Series D, 5.88%(b)(c)(e)	4,080,000	4,109,968
Series G, 3.85%(b)(c)(e)	8,135,000	8,011,319
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,233,000	3,349,941
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	4,065,000	3,791,093
Prudential Financial, Inc.
5.38%, 05/15/2045(b)	8,147,000	8,138,426
4.50%, 09/15/2047(b)	6,110,000	5,932,244
5.70%, 09/15/2048(b)	8,120,000	8,129,778
3.70%, 10/01/2050(b)	6,523,000	5,944,706
5.13%, 03/01/2052(b)	8,132,000	7,850,677
6.00%, 09/01/2052(b)	9,781,000	9,911,674
6.75%, 03/01/2053(b)	4,067,000	4,281,896
6.50%, 03/15/2054(b)	8,161,000	8,449,197
		132,158,097
Machinery-0.32%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	6,081,000	5,999,231
Media-0.69%
Paramount Global
6.25%, 02/28/2057(b)	5,243,000	4,966,297
6.38%, 03/30/2062(b)(e)	8,133,000	7,852,676
		12,818,973
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Multi-Utilities-6.13%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	$6,095,000	$5,754,329
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	4,100,000	4,113,641
Series A, 7.00%, 02/15/2055(b)	3,250,000	3,354,676
Series B, 6.85%, 02/15/2055(b)	3,250,000	3,362,942
CMS Energy Corp.
4.75%, 06/01/2050(b)	4,090,000	3,880,970
3.75%, 12/01/2050(b)(e)	3,271,000	2,872,481
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	10,250,000	10,527,775
Series A, 6.88%, 02/01/2055(b)	8,173,000	8,618,294
Series B, 7.00%, 06/01/2054(b)	8,217,000	8,728,418
Series B, 4.65%(b)(c)(e)	2,925,000	2,924,776
Series C, 4.35%(b)(c)	6,122,000	5,972,343
NiSource, Inc.
6.95%, 11/30/2054(b)	4,056,000	4,159,343
6.38%, 03/31/2055(b)	4,050,000	4,076,911
Sempra
4.13%, 04/01/2052(b)	8,115,000	7,727,676
6.40%, 10/01/2054(b)	10,240,000	10,273,989
6.88%, 10/01/2054(b)	8,999,000	9,221,302
6.55%, 04/01/2055(b)	4,950,000	4,975,493
6.63%, 04/01/2055(b)	3,250,000	3,278,537
4.88%(b)(c)	7,306,000	7,257,265
WEC Energy Group, Inc., 6.90% (3 mo. Term SOFR + 2.37%), 05/15/2067(d)	2,913,000	2,918,660
		113,999,821
Oil, Gas & Consumable Fuels-12.33%
BP Capital Markets PLC
4.38%(b)(c)(e)	9,764,000	9,666,414
4.88%(b)(c)	20,498,000	19,906,682
6.13%(b)(c)	10,250,000	10,246,966
6.45%(b)(c)(e)	10,602,000	11,045,821
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)	5,720,000	5,953,410
7.38%, 03/15/2055(b)	4,095,000	4,267,588
5.50%, 07/15/2077(b)	8,151,000	7,903,863
6.25%, 03/01/2078(b)	6,915,000	6,798,664
7.38%, 01/15/2083(b)	4,053,000	4,144,950
7.63%, 01/15/2083(b)	4,909,000	5,187,939
8.50%, 01/15/2084(b)	10,159,000	11,338,856
Series 16-A, 6.00%, 01/15/2077(b)(e)	6,100,000	6,058,616
Series 20-A, Conv., 5.75%, 07/15/2080(b)	8,102,000	7,877,401
Series NC5, 8.25%, 01/15/2084(b)	6,122,000	6,492,259
Energy Transfer L.P.
8.00%, 05/15/2054(b)	6,535,000	6,955,449
7.13%, 10/01/2054(b)(e)	3,245,000	3,306,217
7.85% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	4,413,000	4,407,828
Series B, 6.63%(b)(c)	4,479,000	4,432,778
Series F, 6.75%(b)(c)	4,046,000	4,059,961
Series G, 7.13%(b)(c)	8,896,000	9,102,156
Series H, 6.50%(b)(c)	7,318,000	7,339,661
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	5,691,000	5,483,721
Series D, 7.73% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	2,831,000	2,817,108
Series E, 5.25%, 08/16/2077(b)	8,125,000	7,942,452
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Plains All American Pipeline L.P., Series B, 8.90% (3 mo. Term SOFR + 4.37%)(c)(d)	$6,521,000	$6,538,777
TransCanada PipeLines Ltd. (Canada), 7.00% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	8,043,000	7,548,309
Transcanada Trust (Canada)
5.63%, 05/20/2075(b)	6,084,000	6,059,644
5.30%, 03/15/2077(b)	12,226,000	11,913,049
5.50%, 09/15/2079(b)	8,960,000	8,670,527
5.60%, 03/07/2082(b)	6,517,000	6,252,118
Series 16-A, 5.88%, 08/15/2076(b)	9,777,000	9,745,479
		229,464,663
Wireless Telecommunication Services-1.85%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	16,292,000	17,050,335
3.25%, 06/04/2081(b)	4,045,000	3,921,015
4.13%, 06/04/2081(b)	8,178,000	7,347,725
5.13%, 06/04/2081(b)	7,765,000	6,060,468
		34,379,543
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,546,054,374)		1,535,531,925
	Shares
Preferred Stocks-16.49%
Banks-4.68%
Associated Banc-Corp, Pfd., 6.63%(b)	98,115	2,451,894
Banc of California, Inc., Series F, Pfd., 7.75%(b)(e)	167,718	4,192,950
Bank of America Corp.
Series E, Pfd., 5.14% (3 mo. Term SOFR + 0.61%)(d)(e)	100,609	2,472,969
Series 5, Pfd., 5.28% (3 mo. Term SOFR + 0.76%)(d)(e)	136,410	3,328,404
Series 2, Pfd., 5.43% (3 mo. Term SOFR + 0.91%)(d)(e)	97,569	2,249,941
Series 4, Pfd., 5.53% (3 mo. Term SOFR + 1.01%)(d)(e)	68,838	1,658,996
Series K, Pfd., 6.45%	342,736	8,965,974
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(e)	37,745	837,939
Fifth Third Bancorp, Series I, Pfd., 9.30%(b)(e)	147,035	3,806,736
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(e)	168,522	3,763,096
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(e)	37,810	961,886
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	106,563	2,820,723
KeyCorp
Series E, Pfd., 6.13%(b)	163,307	4,190,458
Pfd., 6.20%(b)	195,847	4,994,098
M&T Bank Corp., Series H, Pfd., 5.63%(b)	81,625	2,091,233
Midland States Bancorp, Inc., Pfd., 7.75%(b)(e)	37,669	966,210
Regions Financial Corp.
Series C, Pfd., 5.70%(b)(e)	163,449	4,115,646
Pfd., 6.95%(b)(e)	163,515	4,316,796
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Banks-(continued)
Synovus Financial Corp.
Series D, Pfd., 8.09% (3 mo. Term SOFR + 3.61%)(d)(e)	65,356	$1,682,263
Series E, Pfd., 8.40%(b)	114,282	3,061,615
Truist Financial Corp., Series I, Pfd., 5.74% (3 mo. Term SOFR + 0.79%)(d)(e)	56,411	1,364,582
U.S. Bancorp
Series B, Pfd., 5.52% (3 mo. Term SOFR + 0.86%)(d)(e)	326,811	7,542,798
Series A, Pfd., 5.94% (3 mo. Term SOFR + 1.28%)(d)(e)	4,681	4,155,324
Valley National Bancorp
Series A, Pfd., 6.25%(b)(e)	37,747	950,469
Series C, Pfd., 8.25%(b)	51,769	1,359,972
Series B, Pfd., 8.43% (3 mo. SOFR + 3.58%)(d)(e)	32,685	820,720
WesBanco, Inc., Series A, Pfd., 6.75%(b)(e)	49,341	1,247,834
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)	97,991	2,150,902
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(e)	40,753	1,033,089
Series E, Pfd., 6.88%(b)(e)	94,215	2,383,639
Zions Bancorporation N.A., Series G, Pfd., 9.45% (3 mo. SOFR + 4.24%)(d)(e)	45,375	1,139,820
		87,078,976
Capital Markets-1.43%
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.45% (3 mo. Term SOFR + 0.93%)(d)(e)	441,109	10,476,339
Series A, Pfd., 5.53% (3 mo. Term SOFR + 1.01%)(d)(e)	245,147	5,932,557
Series C, Pfd., 5.53% (3 mo. Term SOFR + 1.01%)(d)(e)	65,410	1,612,356
Morgan Stanley, Series A, Pfd., 5.62% (3 mo. Term SOFR + 0.96%)(d)(e)	359,449	8,623,182
		26,644,434
Consumer Finance-0.23%
Synchrony Financial, Series B, Pfd., 8.25%(b)	163,461	4,331,717
Electric Utilities-0.27%
SCE Trust IV, Series J, Pfd., 5.38%(b)	106,251	2,638,212
SCE Trust V, Series K, Pfd., 5.45%(b)	98,124	2,453,100
		5,091,312
Financial Services-2.05%
Apollo Global Management, Inc., Pfd., 7.63%(b)	195,999	5,329,213
Citigroup Capital XIII, Pfd., 11.22% (3 mo. Term SOFR + 6.63%)(d)	733,721	22,268,432
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	39,272	927,997
Jackson Financial, Inc., Pfd., 8.00%(b)	179,778	4,938,502
Merchants Bancorp
Pfd., 8.25%(b)	46,393	1,207,610
Series B, Pfd., 9.42% (3 mo. SOFR + 4.57%)(d)(e)	41,171	1,047,802
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	97,999	2,478,395
		38,197,951
	Shares	Value
Food Products-0.40%
CHS, Inc.
Series 3, Pfd., 6.75%(d)(e)	160,959	$4,044,900
Series 2, Pfd., 7.10%(d)(e)	137,178	3,477,462
		7,522,362
Independent Power and Renewable Electricity Producers-0.19%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)(e)(f)	83,900	1,908,725
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)(e)(f)	68,244	1,542,314
		3,451,039
Insurance-2.96%
Allstate Corp. (The), Pfd., 8.08% (3 mo. Term SOFR + 3.43%)(d)(e)	163,515	4,323,337
American National Group, Inc.
Series B, Pfd., 6.63%(b)(e)	97,779	2,518,787
Series A, Pfd., 8.37%(b)	131,058	3,327,563
Argo Group International Holdings, Inc., Pfd., 7.00%(b)	49,504	1,231,165
Aspen Insurance Holdings Ltd., Pfd., 8.92% (3 mo. SOFR + 4.06%), (Bermuda)(d)(e)	89,968	2,299,582
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	281,789	7,241,977
Series C, Pfd., 6.38%(b)(e)	195,746	4,952,374
Pfd., 7.25%(b)	188,093	4,862,204
Series E, Pfd., 7.75%(b)	163,507	4,470,281
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	130,938	2,692,085
Kemper Corp., Pfd., 5.88%(b)	49,466	1,175,312
MetLife, Inc., Series A, Pfd., 6.21% (3 mo. Term SOFR + 1.26%)(d)(e)	196,045	4,861,916
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	131,748	3,296,335
Pfd., 7.13%(b)	228,813	6,132,188
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)	65,362	1,681,111
		55,066,217
Mortgage REITs-3.37%
ACRES Commercial Realty Corp., Series C, Pfd., 10.52% (3 mo. Term SOFR + 5.93%)(d)(e)	39,393	990,734
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)	187,760	4,607,630
Series G, Pfd., 7.75%(b)	49,234	1,241,681
Series D, Pfd., 9.25% (3 mo. Term SOFR + 4.59%)(d)(e)	77,012	1,960,726
Series E, Pfd., 9.85% (3 mo. SOFR + 4.99%)(d)(e)	129,804	3,277,551
Series C, Pfd., 10.03% (3 mo. Term SOFR + 5.37%)(d)(e)	106,303	2,720,294
Annaly Capital Management, Inc.
Series G, Pfd., 8.91% (3 mo. Term SOFR + 4.43%)(d)(e)	138,639	3,528,363
Series F, Pfd., 9.73% (3 mo. Term SOFR + 5.25%)(d)(e)	235,446	6,076,861
Series I, Pfd., 10.58%(b)(e)	144,488	3,729,235
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	92,682	$1,912,957
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)(e)	85,286	2,011,044
Series D, Pfd., 10.20% (3 mo. Term SOFR + 5.60%)(d)(e)	65,351	1,646,845
Series B, Pfd., 10.66% (3 mo. Term SOFR + 6.05%)(d)(e)	106,364	2,683,564
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(e)	36,662	937,081
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(e)	39,378	921,445
Series C, Pfd., 8.63%(b)(e)	28,891	747,410
Pfd., 10.05% (3 mo. SOFR + 5.20%)(d)(e)	37,536	954,540
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(e)	67,667	1,226,803
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(e)	90,010	2,189,943
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	46,618	1,063,823
Series E, Pfd., 7.88%(b)(e)	59,888	1,505,584
Series D, Pfd., 8.00%(b)	50,128	1,152,944
Rithm Capital Corp.
Series C, Pfd., 6.38%(b)(e)	130,194	3,171,526
Series D, Pfd., 7.00%(b)(e)	151,948	3,633,077
Series B, Pfd., 10.49% (3 mo. SOFR + 5.64%)(d)(e)	91,976	2,320,555
Series A, Pfd., 10.66% (3 mo. SOFR + 5.80%)(d)(e)	50,810	1,298,704
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(e)	86,112	2,148,494
Series B, Pfd., 7.63%(b)(e)	83,411	1,951,817
Series A, Pfd., 8.13%(b)	41,456	1,004,893
		62,616,124
Multi-Utilities-0.16%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. SOFR + 4.01%), (Canada)(d)(e)	114,629	2,927,625
Oil, Gas & Consumable Fuels-0.40%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	41,308	1,073,388
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NGL Energy Partners L.P., Series B, Pfd., 11.95% (3 mo. Term SOFR + 7.47%)(d)	102,753	$2,404,420
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	55,880	1,476,350
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	39,010	1,020,174
Series F, Pfd., 9.50% (Greece)(b)	55,289	1,463,389
		7,437,721
Trading Companies & Distributors-0.35%
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(b)	40,550	1,034,025
Series C, Pfd., 8.25%(b)	34,783	914,793
WESCO International, Inc., Series A, Pfd., 10.63%(b)(e)	175,793	4,582,924
		6,531,742
Total Preferred Stocks (Cost $307,023,838)		306,897,220
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.02% (Cost $1,853,078,212)		1,842,429,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.85%
Invesco Private Government Fund, 4.63%(g)(h)(i)	51,347,966	51,347,966
Invesco Private Prime Fund, 4.71%(g)(h)(i)	131,881,785	131,921,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $183,275,828)		183,269,316
TOTAL INVESTMENTS IN SECURITIES-108.87% (Cost $2,036,354,040)		2,025,698,461
OTHER ASSETS LESS LIABILITIES-(8.87)%		(165,091,620)
NET ASSETS-100.00%		$1,860,606,841

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(e)	All or a portion of this security was out on loan at November 30, 2024.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,712,174	$111,413,884	$(133,126,058)	$-	$-	$-	$309,601
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,189,112	77,789,112	(73,630,258)	-	-	51,347,966	586,194 *
Invesco Private Prime Fund	123,269,954	115,234,008	(106,570,118)	(14,120)	1,626	131,921,350	1,584,004 *
Total	$192,171,240	$304,437,004	$(313,326,434)	$(14,120)	$1,626	$183,269,316	$2,479,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Fundamental High Yield® Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of November 30, 2024, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Fundamental High Yield® Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$825,576,614	$-	$-	$825,576,614
Money Market Funds	305,959	21,606,696	-	21,912,655
Total Investments	$825,882,573	$21,606,696	$-	$847,489,269
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,067,320,110	$-	$1,067,320,110
Money Market Funds	40,599	1,046,253	-	1,086,852
Total Investments	$40,599	$1,068,366,363	$-	$1,068,406,962
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$61,300,209	$-	$61,300,209
Money Market Funds	200,603	5,575,492	-	5,776,095
Total Investments	$200,603	$66,875,701	$-	$67,076,304
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$4,432,662,501	$-	$-	$4,432,662,501
Money Market Funds	-	102,139,500	-	102,139,500
Total Investments	$4,432,662,501	$102,139,500	$-	$4,534,802,001
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,940,110,757	$-	$1,940,110,757
Money Market Funds	58,103	-	-	58,103
Total Investments	$58,103	$1,940,110,757	$-	$1,940,168,860

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,062,236,665	$-	$1,062,236,665
Money Market Funds	8,931,772	-	-	8,931,772
Total Investments	$8,931,772	$1,062,236,665	$-	$1,071,168,437
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,535,531,925	$-	$1,535,531,925
Preferred Stocks	306,897,220	-	-	306,897,220
Money Market Funds	-	183,269,316	-	183,269,316
Total Investments	$306,897,220	$1,718,801,241	$-	$2,025,698,461